UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-05577

The Glenmede Fund, Inc.
(Exact name of registrant as specified in charter)

200 Clarendon Street Boston, Massachusetts			02116
(Address of principal executive offices)			(Zip code)

Michael P. Malloy, Esq. Secretary Drinker Biddle & Reath LLP One Logan Square 18th & Cherry Streets Philadelphia, PA 19103-6996
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-442-8299

Date of fiscal year end:	October 31, 2007

Date of reporting period:	April 30, 2007

Item 1. Reports to Stockholders.

(Semi-Annual Report for the period November 1, 2006 through April 30, 2007 is filed herewith)

The Glenmede Fund, Inc.
The Glenmede Portfolios

Semi-Annual Report
April 30, 2007

THE GLENMEDE FUND, INC.

Shareholder Expenses (Unaudited)

As a shareholder of a Glenmede Portfolio, you incur ongoing costs, including management fees and other portfolio expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Glenmede Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2006 to April 30, 2007.

Actual Expenses

The first line under each Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Portfolio under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line under each Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on each Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of a Glenmede Portfolio, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Therefore, the second line under each Portfolio in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds whose shareholders may incur transaction costs.

	Beginning Account Value (November 1, 2006)	Ending Account Value (April 30, 2007)	Annualized Expense Ratio*	Expenses Paid During Period** (November 1, 2006 to April 30, 2007)
Government Cash Portfolio
Actual	$1,000.00	$1,025.70	0.19%	$0.95
Hypothetical (5% return less expenses)	1,000.00	1,023.85	0.19	0.95
Tax-Exempt Cash Portfolio
Actual	1,000.00	1,016.80	0.20	1.00
Hypothetical (5% return less expenses)	1,000.00	1,023.80	0.20	1.00
Core Fixed Income Portfolio
Actual	1,000.00	1,022.40	0.55	2.76
Hypothetical (5% return less expenses)	1,000.00	1,022.07	0.55	2.76

THE GLENMEDE FUND, INC.

Shareholder Expenses (Unaudited) — (Concluded)

	Beginning Account Value (November 1, 2006)	Ending Account Value (April 30, 2007)	Annualized Expense Ratio*	Expenses Paid During Period** (November 1, 2006 to April 30, 2007)
Strategic Equity Portfolio
Actual	$1,000.00	$1,091.10	0.86%	$4.46
Hypothetical (5% return less expenses)	1,000.00	1,020.53	0.86	4.31
Small Cap Equity Portfolio - Advisor
Actual	1,000.00	1,089.60	0.92	4.77
Hypothetical (5% return less expenses)	1,000.00	1,020.23	0.92	4.61
Small Cap Equity Portfolio - Institutional
Actual	1,000.00	1,095.40	0.72	3.74
Hypothetical (5% return less expenses)	1,000.00	1,021.22	0.72	3.61
Large Cap Value Portfolio
Actual	1,000.00	1,094,10	0.89	4.62
Hypothetical (5% return less expenses)	1,000.00	1,020.38	0.89	4.46
International Portfolio
Actual	1,000.00	1,122.30	1.10	5.79
Hypothetical (5% return less expenses)	1,000.00	1,019.34	1.10	5.51
Philadelphia International Fund
Actual	1,000.00	1,124.10	0.86	4.53
Hypothetical (5% return less expenses)	1,000.00	1,020.53	0.86	4.31
U.S. Emerging Growth Portfolio
Actual	1,000.00	1,051.80	0.93	4.73
Hypothetical (5% return less expenses)	1,000.00	1,020.18	0.93	4.66
Large Cap 100 Portfolio
Actual	1,000.00	1,104.70	0.85	4.44
Hypothetical (5% return less expenses)	1,000.00	1,020.58	0.85	4.26
Large Cap Growth Portfolio
Actual	1,000.00	1,078.20	0.86	4.43
Hypothetical (5% return less expenses)	1,000.00	1020.53	0.86	4.31
Absolute Return Portfolio
Actual	1,000.00	1,033.30	1.25	6.30
Hypothetical (5% return less expenses)	1,000.00	1,018.60	1.25	6.26
Total Market Long/Short Portfolio***
Actual	1,000.00	1,063.80	1.25	4.59
Hypothetical (5% return less expenses)	1,000.00	1,013.36	1.25	4.48

  *  Expense ratios for the period may differ from expense ratios based on one-year data in the Financial Highlights.

  **  Expenses are calculated using the Portfolio's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the calendar year (365 days).

  ***  The Portfolio commenced operations on December 21, 2006. Expenses are calculated using the Portfolio's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (130 days) (the Portfolio began accruing expenses on December 22, 2006), and divided by the number of days in the calendar year (365 days).

THE GLENMEDE PORTFOLIOS

Shareholder Expenses (Unaudited)

As a shareholder of a Glenmede Portfolio, you incur ongoing costs, including management fees and other portfolio expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Glenmede Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2006 to April 30, 2007.

Actual Expenses

The first line under each Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Portfolio under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line under each Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on each Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. As a shareholder of a Glenmede Portfolio, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Therefore, the second line under each Portfolio in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds whose shareholders may incur transaction costs.

	Beginning Account Value (November 1, 2006)	Ending Account Value (April 30, 2007)	Annualized Expense Ratio*	Expenses Paid During Period** (November 1, 2006 to April 30, 2007)
Muni Intermediate Portfolio
Actual	$1,000.00	$1,014.60	0.30%	$1.50
Hypothetical (5% return less expenses)	1,000.00	1,023.31	0.30	1.51

THE GLENMEDE PORTFOLIOS

Shareholder Expenses (Unaudited) — (Concluded)

	Beginning Account Value (November 1, 2006)	Ending Account Value (April 30, 2007)	Annualized Expense Ratio*	Expenses Paid During Period** (November 1, 2006 to April 30, 2007)
New Jersey Muni Portfolio
Actual	$1,000.00	$1,015.50	0.32%	$1.60
Hypothetical (5% return less expenses)	1,000.00	1,023.21	0.32	1.61

  *  Expense ratios for the period may differ from expense ratios based on one-year data in the Financial Highlights.

  **  Expenses are calculated using each Portfolio's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the calendar year (365 days).

THE GLENMEDE FUND, INC.

STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2007 — (Unaudited)

	Government Cash Portfolio	Tax-Exempt Cash Portfolio	Core Fixed Income Portfolio
Assets:
Investments[1]:
Investments at value	$360,887,720	$583,764,893	$195,290,775
Repurchase agreements at value	375,464,007	—	12,220,651
Total investments	736,351,727	583,764,893	207,511,426
Cash	—	131,437	—
Receivable for securities sold	—	—	273
Receivable for fund shares sold	—	—	78,800
Interest receivable	2,902,014	2,777,675	2,096,419
Prepaid expenses	26,073	26,457	8,433
Total assets	739,279,814	586,700,462	209,695,351
Liabilities:
Dividend payable	3,139,486	1,746,728	—
Payable for fund shares redeemed	—	—	40,000
Payable for when-issued securities	—	—	8,520,391
Payable for Investment Advisory fees	—	—	59,239
Payable for Directors' fees	6,373	13,407	4,104
Accrued expenses	138,142	136,838	40,284
Total liabilities	3,284,001	1,896,973	8,664,018
Net Assets	$735,995,813	$584,803,489	$201,031,333
Net Assets consist of:
Par value ($0.001 of shares outstanding)	735,927	585,014	18,923
Paid-in capital in excess of par value	735,190,965	584,354,290	203,046,270
Undistributed net investment income	63,946	(265)	702,240
Accumulated net realized gain (loss) from investment transactions	4,975	(135,550)	(2,417,430)
Net unrealized appreciation (depreciation) on investments	—	—	(318,670)
Total Net Assets	735,995,813	584,803,489	201,031,333
Shares Outstanding[2]	735,926,891	585,013,793	18,923,161
Net Asset Value Per Share	$1.00	$1.00	$10.62
[1] Investments at cost	$736,351,727	$583,764,893	$207,830,096
[2] Authorized shares	900,000,000	740,000,000	60,000,000

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF ASSETS AND LIABILITIES — (Continued)
April 30, 2007 — (Unaudited)

	Strategic Equity Portfolio	Small Cap Equity Portfolio	Large Cap Value Portfolio
Assets:
Investments[1]:
Investments at value[2]	$96,625,763	$285,063,299	$53,229,603
Repurchase agreements at value	—	2,252,942	703,568
Total investments	96,625,763	287,316,241	53,933,171
Receivable for securities sold	105,772	1,876,447	737,078
Receivable for fund shares sold	9,000	90,716	9,383
Dividends receivable	38,459	135,069	46,051
Interest receivable	2,410	21,520	970
Prepaid expenses	5,709	18,519	9,424
Total assets	96,787,113	289,458,512	54,736,077
Liabilities:
Payable for fund shares redeemed	11,000	101,565	31,932
Payable for securities purchased	—	2,379,921	1,527,041
Obligation to return securities lending collateral	8,923,291	44,546,516	3,275,848
Due to bank	58,604	—	—
Payable for Investment Advisory fees	40,390	111,284	23,773
Payable for Directors' fees	1,943	5,236	1,199
Accrued expenses	23,910	76,861	15,312
Total liabilities	9,059,138	47,221,383	4,875,105
Net Assets	$87,727,975	$242,237,129	$49,860,972
Net Assets consist of:
Par value ($0.001 of shares outstanding)	4,542	13,370	4,167
Paid-in capital in excess of par value	65,703,273	168,137,218	40,054,358
Undistributed net investment income	(23,574)	30,409	18,979
Accumulated net realized gain (loss) from investment transactions	2,526,451	8,791,555	2,093,325
Net unrealized appreciation (depreciation) on investments	19,517,283	65,264,577	7,690,143
Total Net Assets	87,727,975	242,237,129	49,860,972
Shares Outstanding[3]	4,541,779	13,369,806	4,166,975
Net Asset Value Per Share	$19.32	$—	$11.97
Advisor Class — based on net assets of $242,235,684 and shares outstanding of 13,369,728 (130,000,000 authorized shares)	$—	$18.12	$—
Institutional Class — based on net assets of $1,445 and shares outstanding of 78.164 (65,000,000 authorized shares)[4]	$—	$18.49	$—
[1] Investments at cost	$77,108,480	$222,051,664	$46,243,028
[2] Market value of securities on loan	$8,663,776	$42,955,001	$3,100,506
[3] Authorized shares	125,000,000	195,000,000	75,000,000
[4] Net assets have been rounded for presentation purposes. The net asset value per share is as reported on April 30, 2007.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF ASSETS AND LIABILITIES — (Continued)
April 30, 2007 — (Unaudited)

	International Portfolio	Philadelphia International Fund	U.S. Emerging Growth Portfolio
Assets:
Investments[1]:
Investments at value[2]	$998,298,157	$546,809,999	$48,204,167
Repurchase agreements at value	9,407,021	17,204,189	183,850
Total investments	1,007,705,178	564,014,188	48,388,017
Foreign currency, at value (Note 1)[4]	708,465	366,502	—
Receivable for securities sold	292,964	265,606	—
Receivable for fund shares sold	131,000	1,194,329	60,000
Dividends receivable	5,133,685	2,968,740	4,345
Interest receivable	2,931	10,678	5,184
Foreign tax reclaims receivable	787,929	498,484	—
Prepaid expenses	37,778	35,349	5,221
Total assets	1,014,799,930	569,353,876	48,462,767
Liabilities:
Payable for fund shares redeemed	355,322	49,112	56,703
Payable for securities purchased	6,075,860	3,349,832	—
Obligation to return securities lending collateral	8,056,160	12,077,375	9,365,549
Payable for Investment Advisory fees	636,508	351,052	18,175
Payable for Directors' fees	21,523	11,264	1,011
Accrued expenses	320,396	66,803	12,445
Total liabilities	15,465,769	15,905,438	9,453,883
Net Assets	$999,334,161	$553,448,438	$39,008,884
Net Assets consist of:
Par value ($0.001 of shares outstanding)	45,806	25,474	5,051
Paid-in capital in excess of par value	616,949,703	357,131,487	34,151,740
Undistributed net investment income	2,743,530	1,668,646	(93,779)
Accumulated net realized gain (loss) from investment transactions	64,071,560	27,099,328	(985,753)
Net unrealized appreciation (depreciation) on investments	315,523,562	167,523,503	5,931,625
Total Net Assets	999,334,161	553,448,438	39,008,884
Shares Outstanding[3]	45,806,071	25,474,073	5,051,395
Net Asset Value Per Share	$21.82	$21.73	$7.72
[1] Investments at cost.	$692,270,357	$396,548,769	$42,456,392
[2] Market value of securities on loan	$7,660,780	$11,440,007	$8,982,355
[3] Authorized shares	115,000,000	120,000,000	75,000,000
[4] The International Portfolio and Philadelphia International Fund had foreign currency costs of $710,227 and $367,348, respectively.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF ASSETS AND LIABILITIES — (Continued)
April 30, 2007 — (Unaudited)

	Large Cap 100 Portfolio	Large Cap Growth Portfolio
Assets:
Investments[1]:
Investments at value[2]	$149,394,420	$48,849,842
Repurchase agreements at value	1,190,629	534,650
Total investments	150,585,049	49,384,492
Receivable for fund shares sold	63,500	79,600
Dividends receivable	116,729	13,004
Interest receivable	4,623	71
Prepaid expenses	8,404	5,643
Total assets	150,778,305	49,482,810
Liabilities:
Payable for fund shares redeemed	66,345	3,000
Obligation to return securities lending collateral	7,278,267	—
Payable for Investment Advisory fees	64,217	22,425
Payable for Directors' fees	3,152	822
Accrued expenses	35,837	12,778
Total liabilities	7,447,818	39,025
Net Assets	$143,330,487	$49,443,785
Net Assets consist of:
Par value ($0.001 of shares outstanding)	10,088	3,562
Paid-in capital in excess of par value	118,847,301	41,662,292
Undistributed net investment income	28,223	(19,044)
Accumulated net realized gain (loss) from investment transactions	3,777,971	1,165,743
Net unrealized appreciation (depreciation) on investments	20,666,904	6,631,232
Total Net Assets	143,330,487	49,443,785
Shares Outstanding[3]	10,088,098	3,562,230
Net Asset Value Per Share	$14.21	$13.88
[1] Investments at cost	$129,918,145	$42,753,260
[2] Market value of securities on loan	$7,089,468	$—
[3] Authorized shares	20,000,000	20,000,000

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF ASSETS AND LIABILITIES — (Concluded)
April 30, 2007 — (Unaudited)

	Absolute Return Portfolio	Total Market Long/Short Portfolio[4]
Assets:
Investments[1]:
Investments at value	$39,375,181	$30,647,958
Repurchase agreements at value	1,298,320	692,597
Total investments	40,673,501	31,340,555
Receivable for securities sold short	—	59,742
Receivable for fund shares sold	—	65,000
Dividends receivable	24,099	16,105
Interest receivable	102,431	91
Initial offering fee	26,393	29,381
Cash collateral on deposit at broker	27,715,269	—
Prepaid expenses	321	40
Other assets	35,166	21,233
Total assets	68,577,180	31,532,147
Liabilities:
Dividend payable on securities sold short	2,493	885
Interest payable on securities sold short	—	4,928
Payable for securities purchased	—	256,484
Payable for securities sold short repurchased	—	12,403
Payable for securities sold short, at value[3]	27,335,279	6,334,733
Payable for Investment Advisory fees	39,471	23,319
Payable for Directors' fees	489	348
Accrued expenses	23,824	13,162
Total liabilities	27,401,556	6,646,262
Net Assets	$41,175,624	$24,885,885
Net Assets consist of:
Par value ($0.001 of shares outstanding)	4,035	2,343
Paid-in capital in excess of par value	40,323,416	23,718,260
Undistributed net investment income	96,531	(10,801)
Accumulated net realized gain (loss) from investment transactions	(1,792,355)	(348,212)
Net unrealized appreciation (depreciation) on investments and securities sold short	2,543,997	1,524,295
Total Net Assets	41,175,624	24,885,885
Shares Outstanding[2]	4,035,176	2,342,660
Net Asset Value Per Share	$10.20	$10.62
[1] Investments at cost	$37,172,683	$29,771,436
[2] Authorized shares	20,000,000	20,000,000
[3] Proceeds from securities sold short for the Absolute Return Portfolio and the Total Market Long/Short Portfolio were $26,378,458 and $6,289,909, respectively.
[4] The Total Market Long/Short Portfolio commenced operations on December 21, 2006.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF OPERATIONS
For the Six Months Ended April 30, 2007 — (Unaudited)

	Government Cash Portfolio	Tax- Exempt Cash Portfolio	Core Fixed Income Portfolio
Investment income:
Interest	$21,062,776	$11,705,195	$4,875,999
Income from security lending	—	—	7,318
Total investment income	21,062,776	11,705,195	4,883,317
Expenses:
Management fees	—	—	343,631
Administration, transfer agent and custody fees	219,549	192,537	62,954
Professional fees	52,960	50,951	14,310
Shareholder report expense	9,210	8,913	2,532
Shareholder servicing fees	397,396	327,962	98,180
Directors' fees and expenses	29,115	33,774	9,858
Registration and filing fees	1,438	1,587	3,968
Other expenses	31,047	28,793	8,446
Total expenses	740,715	644,517	543,879
Net investment income	20,322,061	11,060,678	4,339,438
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	9,148	—	669,079
Net change in unrealized gain (loss) of:
Investments	—	—	(528,165)
Net realized and unrealized gain (loss)	9,148	—	140,914
Net increase (decrease) in net assets resulting from operations	$20,331,209	$11,060,678	$4,480,352

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF OPERATIONS — (Continued)
For the Six Months Ended April 30, 2007 — (Unaudited)

	Strategic Equity Portfolio	Small Cap Equity Portfolio	Large Cap Value Portfolio
Investment income:
Dividends[1]	$520,187	$890,685	$569,358
Interest	13,287	86,423	29,924
Income from security lending	3,173	130,721	1,663
Total investment income	536,647	1,107,829	600,945
Expenses:
Management fees	233,578	646,181	136,204
Administration, transfer agent and custody fees	26,234	74,955	17,310
Professional fees	7,215	18,775	3,547
Shareholder report expense	1,095	5,432	622
Shareholder servicing fees (Advisor Class)	84,937	293,696	49,528
Shareholder servicing fees (Institutional Class)	—	4	—
Directors' fees and expenses	4,416	12,220	2,581
Registration and filing fees	3,124	15,819	7,686
Other expenses	3,713	10,338	2,107
Total expenses	364,312	1,077,420	219,585
Net investment income	172,335	30,409	381,360
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	2,561,507	9,085,591	2,214,029
Net change in unrealized gain (loss) of:
Investments	4,763,401	11,171,985	1,900,336
Net realized and unrealized gain (loss)	7,324,908	20,257,576	4,114,365
Net increase (decrease) in net assets resulting from operations	$7,497,243	$20,287,985	$4,495,725

1  The Large Cap Value Portfolio had foreign dividend withholding taxes of 1,717.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF OPERATIONS — (Continued)
For the Six Months Ended April 30, 2007 — (Unaudited)

	International Portfolio	Philadelphia International Fund	U.S. Emerging Growth Portfolio
Investment income:
Dividends[1]	$10,700,424	$5,967,176	$42,494
Interest	331,657	327,770	7,292
Income from security lending	2,959	7,974	25,644
Total investment income	11,035,040	6,302,920	75,430
Expenses:
Management fees	3,618,669	1,957,964	100,378
Administration, transfer agent and custody fees	310,787	176,833	13,433
Professional fees	71,601	37,133	2,595
Shareholder report expense	11,995	6,466	451
Shareholder servicing fees	1,206,223	—	45,626
Directors' fees and expenses	49,872	28,821	1,902
Registration and filing fees	4,463	15,868	3,239
Other expenses	40,326	22,642	1,585
Total expenses	5,313,936	2,245,727	169,209
Net investment income (loss)	5,721,104	4,057,193	(93,779)
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	65,177,447	28,527,640	1,248,179
Foreign currency transactions	(259,863)	(100,393)	—
Net realized gain (loss)	64,917,584	28,427,247	1,248,179
Net change in unrealized gain (loss) of:
Investments	41,407,268	28,168,728	748,197
Foreign currency translation	75,863	44,238	—
Net change in unrealized gain (loss)	41,483,131	28,212,966	748,197
Net realized and unrealized gain (loss)	106,400,715	56,640,213	1,996,376
Net increase (decrease) in net assets resulting from operations	$112,121,819	$60,697,406	$1,902,597

1  The International Portfolio and Philadelphia International Fund had foreign dividend withholding taxes of $849,643 and $448,429, respectively.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF OPERATIONS — (Continued)
For the Six Months Ended April 30, 2007 — (Unaudited)

	Large Cap 100 Portfolio	Large Cap Growth Portfolio
Investment income:
Dividends	$1,016,918	$236,801
Interest	37,052	12,115
Income from security lending	17,756	—
Total investment income	1,071,726	248,916
Expenses:
Management fees	330,673	114,271
Administration, transfer agent and custody fees	35,069	12,674
Professional fees	8,546	3,024
Shareholder report expense	1,360	478
Shareholder servicing fees	120,245	41,553
Directors' fees and expenses	6,131	1,763
Registration and filing fees	3,124	3,124
Other expenses	4,629	1,682
Total expenses	509,777	178,569
Net investment income	561,949	70,347
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	3,777,971	1,166,959
Net change in unrealized gain (loss) of:
Investments	7,970,364	1,976,483
Net realized and unrealized gain (loss)	11,748,335	3,143,442
Net increase (decrease) in net assets resulting from operations	$12,310,284	$3,213,789

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF OPERATIONS — (Concluded)
For the Six Months Ended April 30, 2007 — (Unaudited)

	Absolute Return Portfolio	Total Market Long/Short Portfolio[1]
Investment income:
Dividends	$198,231	$101,966
Interest	540,566	3,601
Total investment income	738,797	105,567
Expenses:
Management fees	183,332	64,083
Administration, transfer agent and custody fees	51,575	18,689
Professional fees	10,044	6,493
Shareholder report expense	653	223
Shareholder servicing fees	30,555	10,680
Dividends on securities sold short	115,337	12,908
Directors' fees and expenses	1,076	408
Initial offering fee	16,339	15,676
Registration and filing fees	3,968	3,090
Other expenses	2,613	1,618
Total expenses	415,492	133,868
Less expenses waived/reimbursed	(107,536)	(53,296)
Net expenses	307,956	80,572
Net investment income	430,841	24,995
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	(167,144)	(122,562)
Securities sold short	(1,539,665)	(225,650)
Net realized gain (loss)	(1,706,809)	(348,212)
Net change in unrealized gain (loss) of:
Investments	3,045,966	1,569,119
Securities sold short	(490,886)	(44,824)
Net change in unrealized gain (loss)	2,555,080	1,524,295
Net realized and unrealized gain (loss)	848,271	1,176,083
Net increase (decrease) in net assets resulting from operations	$1,279,112	$1,201,078

1  The Total Market Long/Short Portfolio commenced operations on December 21, 2006.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS
For the Six Months Ended April 30, 2007 — (Unaudited)

	Government Cash Portfolio	Tax- Exempt Cash Portfolio	Core Fixed Income Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$20,322,061	$11,060,678	$4,339,438
Net realized gain (loss) on:
Investment transactions	9,148	—	669,079
Net change in unrealized gain (loss) of:
Investments	—	—	(528,165)
Net increase (decrease) in net assets resulting from operations	20,331,209	11,060,678	4,480,352
Distributions to shareholders from:
Net investment income	(20,331,209)	(11,060,678)	(4,396,337)
Net increase (decrease) in net assets from capital share transactions	84,339,188	(120,591,144)	2,704,026
Net increase (decrease) in net assets	84,339,188	(120,591,144)	2,788,041
NET ASSETS:
Beginning of period	651,656,625	705,394,633	198,243,292
End of period	$735,995,813	$584,803,489	$201,031,333
Undistributed net investment income (loss) included in net assets at end of period	$63,946	$(265)	$702,240

For the Year Ended October 31, 2006

	Government Cash Portfolio	Tax- Exempt Cash Portfolio	Core Fixed Income Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$31,101,241	$18,551,324	$8,604,513
Net realized gain (loss) on:
Investment transactions	—	—	(303,857)
Net change in unrealized gain (loss) of:
Investments	—	—	(17,818)
Net increase (decrease) in net assets resulting from operations	31,101,241	18,551,324	8,282,838
Distributions to shareholders from:
Net investment income	(31,101,241)	(18,551,324)	(8,678,639)
Net increase (decrease) in net assets from capital share transactions	15,231,196	153,630,791	3,643,590
Net increase (decrease) in net assets	15,231,196	153,630,791	3,247,789
NET ASSETS:
Beginning of year	636,425,429	551,763,842	194,995,503
End of year	$651,656,625	$705,394,633	$198,243,292
Undistributed net investment income (loss) included in net assets at end of year	$73,094	$(265)	$759,139

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS — (Continued)
For the Six Months Ended April 30, 2007 — (Unaudited)

	Strategic Equity Portfolio	Small Cap Equity Portfolio	Large Cap Value Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$172,335	$30,409	$381,360
Net realized gain (loss) on:
Investment transactions	2,561,507	9,085,591	2,214,029
Net change in unrealized gain (loss) of:
Investments	4,763,401	11,171,985	1,900,336
Net increase (decrease) in net assets resulting from operations	7,497,243	20,287,985	4,495,725
Distributions to shareholders from:
Net investment income:
Advisor Class	(209,395)	—	(365,216)
Net increase (decrease) in net assets from capital share transactions	(5,051,870)	(15,301,853)	(2,157,845)
Net increase (decrease) in net assets	2,235,978	4,986,132	1,972,664
NET ASSETS:
Beginning of period	85,491,997	237,250,997	47,888,308
End of period	$87,727,975	$242,237,129	$49,860,972
Undistributed net investment income (loss) included in net assets at end of period	$(23,574)	$30,409	$18,979

For the Year Ended October 31, 2006

	Strategic Equity Portfolio	Small Cap Equity Portfolio	Large Cap Value Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$494,447	$(219,425)	$535,375
Net realized gain (loss) on:
Investment transactions	6,037,041	34,927,432	2,082,417
In-kind transactions	—	4,391,268	—
Net change in unrealized gain (loss) of:
Investments	3,814,961	(734,909)	2,234,848
Net increase (decrease) in net assets resulting from operations	10,346,449	38,364,366	4,852,640
Distributions to shareholders from:
Net investment income:
Advisor Class	(497,094)	—	(522,107)
Net realized gain on investments
Advisor Class	(6,034,569)	(34,898,866)	(2,186,504)
Institutional Class	—	(191)	—
Net increase (decrease) in net assets from capital share transactions	1,771,948	(8,184,958)	19,237,612
Net increase (decrease) in net assets	5,586,734	(4,719,649)	21,381,641
NET ASSETS:
Beginning of year	79,905,263	241,970,646	26,506,667
End of year	$85,491,997	$237,250,997	$47,888,308
Undistributed net investment income included in net assets at end of year	$13,486	$—	$2,835

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS — (Continued)
For the Six Months Ended April 30, 2007 — (Unaudited)

	International Portfolio	Philadelphia International Fund	U.S. Emerging Growth Portfolio
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$5,721,104	$4,057,193	$(93,779)
Net realized gain (loss) on:
Investment transactions	65,177,447	28,527,640	1,248,179
Foreign currency transactions	(259,863)	(100,393)	—
Net change in unrealized gain (loss) of:
Investments	41,407,268	28,168,728	748,197
Foreign currency translation	75,863	44,238	—
Net increase (decrease) in net assets resulting from operations	112,121,819	60,697,406	1,902,597
Distributions to shareholders from:
Net investment income	(6,958,388)	(7,053,475)	—
Net realized gain on investments	(421,786)	(200,206)	—
Net increase (decrease) in net assets from capital share transactions	(34,104,489)	11,777,899	2,103,985
Net increase (decrease) in net assets	70,637,156	65,221,624	4,006,582
NET ASSETS:
Beginning of period	928,697,005	488,226,814	35,002,302
End of period	$999,334,161	$553,448,438	$39,008,884
Undistributed net investment income (loss) included in net assets at end of period	$2,743,530	$1,668,646	$(93,779)

For the Year Ended October 31, 2006

	International Portfolio	Philadelphia International Fund	U.S. Emerging Growth Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$17,006,066	$17,092,239	$(122,524)
Net realized gain (loss) on:
Investment transactions	113,231,039	57,597,390	40,198
In-kind transactions	—	53,054,766	—
Foreign currency transactions	(964,615)	(863,336)	—
Net change in unrealized gain (loss) of:
Investments	92,537,118	48,341,914	3,541,399
Foreign currency translation	74,892	63,052	—
Net increase (decrease) in net assets resulting from operations	221,884,500	175,286,025	3,459,073
Distributions to shareholders from:
Net investment income	(12,024,295)	(11,556,255)	—
Net realized gain on investments	(112,643,378)	(57,325,797)	—
Net increase (decrease) in net assets from capital share transactions	19,630,510	(252,195,281)	17,326,313
Net increase (decrease) in net assets	116,847,337	(145,791,308)	20,785,386
NET ASSETS:
Beginning of year	811,849,668	634,018,122	14,216,916
End of year	$928,697,005	$488,226,814	$35,002,302
Undistributed net investment income included in net assets at end of year	$3,980,814	$4,664,928	$—

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS — (Continued)
For the Six Months Ended April 30, 2007 — (Unaudited)

	Large Cap 100 Portfolio	Large Cap Growth Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$561,949	$70,347
Net realized gain (loss) on:
Investment transactions	3,777,971	1,166,959
Net change in unrealized gain (loss) of:
Investments	7,970,364	1,976,483
Net increase (decrease) in net assets resulting from operations	12,310,284	3,213,789
Distributions to shareholders from:
Net investment income	(541,954)	(89,391)
Net increase (decrease) in net assets from capital share transactions	27,290,903	9,514,458
Net increase (decrease) in net assets	39,059,233	12,638,856
NET ASSETS:
Beginning of period	104,271,254	36,804,929
End of period	$143,330,487	$49,443,785
Undistributed net investment income (loss) included in net assets at end of period	$28,223	$(19,044)

For the Year Ended October 31, 2006

	Large Cap 100 Portfolio	Large Cap Growth Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$773,106	$173,886
Net realized gain (loss) on:
Investment transactions	1,553,768	537,727
Net change in unrealized gain (loss) of:
Investments	9,745,597	3,426,969
Net increase (decrease) in net assets resulting from operations	12,072,471	4,138,582
Distributions to shareholders from:
Net investment income	(757,177)	(187,299)
Net realized gain on investments	(1,555,199)	(452,804)
Net increase (decrease) in net assets from capital share transactions	44,377,706	16,734,895
Net increase (decrease) in net assets	54,137,801	20,233,374
NET ASSETS:
Beginning of year	50,133,453	16,571,555
End of year	$104,271,254	$36,804,929
Undistributed net investment income included in net assets at end of year	$8,228	$—

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS — (Concluded)
For the Six Months Ended April 30, 2007 — (Unaudited)

	Absolute Return Portfolio[1]	Total Market Long/Short Portfolio[2]
Increase (decrease) in net assets
Operations:
Net investment income	$430,841	$24,995
Net realized gain (loss) on:
Investment transactions	(167,144)	(122,562)
Securities sold short	(1,539,665)	(225,650)
Net change in unrealized gain (loss) of:
Investments	3,045,966	1,569,119
Securities sold short	(490,886)	(44,824)
Net increase (decrease) in net assets resulting from operations	1,279,112	1,201,078
Distributions to shareholders from:
Net investment income	(372,549)	(35,796)
Net increase (decrease) in net assets from capital share transactions	20,424,951	23,720,603
Net increase (decrease) in net assets	21,331,514	24,885,885
NET ASSETS:
Beginning of period	19,844,110	—
End of period	$41,175,624	$24,885,885
Undistributed net investment income (loss) included in net assets at end of period	$96,531	$(10,801)

For the Period Ended October 31, 2006

	Absolute Return Portfolio[1]	Total Market Long/Short Portfolio[2]
Increase (decrease) in net assets
Operations:
Net investment income	$39,087	$—
Net realized gain (loss) on:
Investment transactions	15,680	—
Securities sold short	(102,074)	—
Net change in unrealized gain (loss) of:
Investments	454,852	—
Securities sold short	(465,935)	—
Net increase (decrease) in net assets resulting from operations	(58,390)	—
Distributions to shareholders from:
Net increase (decrease) in net assets from capital share transactions	19,902,500	—
Net increase (decrease) in net assets	19,844,110	—
NET ASSETS:
Beginning of period	—	—
End of period	$19,844,110	$—
Undistributed net investment income included in net assets at end of period	$38,239	$—

1  The Absolute Return Portfolio commenced operation on September 29, 2006.

2  The Total Market Long/Short Portfolio commenced operations on December 21, 2006.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

	Government Cash Portfolio
	For the Six Months Ended	For the Years Ended October 31,
	April 30, 2007[1]	2006	2005	2004	2003	2002
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations:
Net investment income	0.025	0.046	0.027	0.011	0.011	0.019
Distributions to shareholders from:
Net investment income	(0.025)	(0.046)	(0.027)	(0.011)	(0.011)	(0.019)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	2.57%[2]	4.68%	2.74%	1.05%	1.15%	1.95%
Ratios to average net assets/ Supplemental data:
Net assets, end of period (in 000's)	$735,996	$651,657	$636,425	$486,869	$450,167	$533,034
Ratio of operating expenses to average net assets	0.19%[3]	0.19%	0.19%	0.18%	0.13%	0.13%
Ratio of net investment income to average net assets	5.12%[3]	4.60%	2.73%	1.05%	1.16%	1.91%

1  Unaudited.

2  Total return calcualtion is not annualized.

3  Annualized.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

	Tax-Exempt Cash Portfolio
	For the Six Months Ended	For the Years Ended October 31,
	April 30, 2007[1]	2006	2005	2004	2003	2002
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations:
Net investment income	0.017	0.031	0.019	0.009	0.009	0.012
Distributions to shareholders from:
Net investment income	(0.017)	(0.031)	(0.019)	(0.009)	(0.009)	(0.012)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	1.68%[2]	3.10%	1.94%	0.90%	0.88%	1.25%
Ratios to average net assets/ Supplemental data:
Net assets, end of period (in 000's)	$584,803	$705,395	$551,764	$530,221	$596,630	$607,069
Ratio of operating expenses to average net assets	0.20%[3]	0.19%	0.19%	0.18%	0.14%	0.14%
Ratio of net investment income to average net assets	3.37%[3]	3.07%	1.91%	0.90%	0.88%	1.24%

1  Unaudited.

2  Total return calculation is not annualized.

3  Annualized.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

	Core Fixed Income Portfolio
	For the Six Months Ended	For the Years Ended October 31,
	April 30, 2007[1,2]	2006	2005	2004	2003	2002
Net asset value, beginning of period	$10.62	$10.64	$10.94	$10.85	$10.98	$10.88
Income from investment operations:
Net investment income	0.23	0.47	0.44	0.45	0.44	0.54
Net realized and unrealized gain (loss) on investments	0.01	(0.02)	(0.30)	0.09	(0.09)	0.10
Total from investment operations	0.24	0.45	0.14	0.54	0.35	0.64
Distributions to shareholders from:
Net investment income	(0.24)	(0.47)	(0.44)	(0.45)	(0.48)	(0.54)
Total distributions	(0.24)	(0.47)	(0.44)	(0.45)	(0.48)	(0.54)
Net asset value, end of period	$10.62	$10.62	$10.64	$10.94	$10.85	$10.98
Total return	2.24%[3]	4.38%	1.32%	5.07%	3.26%	6.18%
Ratios to average net assets/ Supplemental data:
Net assets, end of period (in 000's)	$201,031	$198,243	$194,996	$194,284	$192,410	$188,298
Ratio of operating expenses before waiver to average net assets	0.55%[4]	0.54%	0.29%	0.19%	0.14%	0.24%
Ratio of operating expenses after waiver to average net assets	0.55%[4]	0.54%	0.29%	0.19%	0.14%	0.14%
Ratio of net investment income to average net assets	4.42%[4]	4.42%	4.02%	3.82%	4.08%	5.19%
Portfolio turnover rate	92%	272%	229%	203%	205%	191%

1  Unaudited.

2  Per share net investment income has been calculated using the average shares oustanding during the period.

3  Total return calculation is not annualized.

4  Annualized.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

	Strategic Equity Portfolio
	For the Six Months Ended	For the Years Ended October 31,
	April 30, 2007[2]	2006[1]	2005[1]	2004	2003	2002
Net asset value, beginning of period	$17.75	$16.95	$15.87	$14.94	$13.47	$16.06
Income from investment operations:
Net investment income	0.04	0.11	0.17	0.19	0.20	0.16
Net realized and unrealized gain (loss) on investments	1.58	2.14	1.41	0.93	1.46	(2.59)
Total from investment operations	1.62	2.25	1.58	1.12	1.66	(2.43)
Distributions to shareholders from:
Net investment income	(0.05)	(0.11)	(0.18)	(0.19)	(0.19)	(0.16)
Net realized capital gains	—	(1.34)	(0.32)	—	—	—
Total distributions	(0.05)	(1.45)	(0.50)	(0.19)	(0.19)	(0.16)
Net asset value, end of period	$19.32	$17.75	$16.95	$15.87	$14.94	$13.47
Total return	9.11%[3]	13.28%	9.98%	7.53%	12.43%	(15.20)%
Ratios to average net assets/ Supplemental data:
Net assets, end of period (in 000's)	$87,728	$85,492	$79,905	$65,557	$88,521	$90,051
Ratio of operating expenses to average net assets	0.86%[4]	0.85%	0.45%	0.27%	0.14%	0.14%
Ratio of net investment income to average net assets	0.41%[4]	0.59%	0.97%	1.19%	1.39%	1.04%
Portfolio turnover rate	39%	85%	89%	87%	79%	36%

1  Per share net investment income (loss) has been calculated using the average shares outstanding during the period.

2  Unaudited.

3  Toal return calculation has not been annualized.

4  Annualized.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

	Small Cap Equity Portfolio Advisor Shares
	For the Six Months Ended	For the Years Ended October 31,
	April 30, 2007[2]	2006	2005	2004[1]	2003	2002
Net asset value, beginning of period	$16.63	$16.71	$17.61	$18.28	$13.93	$15.57
Income from investment operations:
Net investment income (loss)	0.00 [3]	(0.02)	(0.05)	(0.06)	0.01	0.07
Net realized and unrealized gain (loss) on investments	1.49	2.81	2.15	2.59	4.75	(0.90)
Total from investment operations	1.49	2.79	2.10	2.53	4.76	(0.83)
Distributions to shareholders from:
Net investment income	—	—	—	—	(0.02)	(0.07)
Net realized capital gains	—	(2.87)	(3.00)	(3.20)	(0.39)	(0.74)
Total distributions	—	(2.87)	(3.00)	(3.20)	(0.41)	(0.81)
Net asset value, end of period	$18.12	$16.63	$16.71	$17.61	$18.28	$13.93
Total return	8.96%[4]	16.69%	12.22%	13.90%	34.23%	(5.32)%
Ratios to average net assets/ Supplemental data:
Net assets, end of period (in 000's)	$242,236	$237,250	$241,970	$265,164	$275,408	$199,264
Net investment income (loss) to average net assets	0.92%[5]	0.91%	0.92%	0.90%	0.90%	0.90%
Ratio of net investment income (expenses in excess of income) to average net assets	0.03%[5]	(0.09)%	(0.28)%	(0.33)%	0.10%	0.44%
Portfolio turnover rate[6]	26%	60%	51%	64%	58%	67%

1  Per share net investment income (loss) has been calculated using the average shares outstanding during the period.

2  Unaudited.

3  Amount rounds to less than $0.01 per share.

4  Total return calculation is not annualized.

5  Annualized.

6  Portfolio turnover is calculated at the fund level.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

	Small Cap Equity Portfolio Institutional Shares
	For the Six Months Ended	For the Years Ended October 31,
	April 30, 2007[2]	2006	2005	2004[1]	2003	2002
Net asset value, beginning of period	$16.88	$16.88	$17.73	$18.35	$13.96	$15.60
Income from investment operations:
Net investment income (loss)	0.03	0.04	0.00	(0.02)	0.05	0.11
Net realized and unrealized gain (loss) on investments	1.58	2.83	2.15	2.60	4.76	(0.90)
Total from investment operations	1.61	2.87	2.15	2.58	4.81	(0.79)
Distributions to shareholders from:
Net investment income	—	—	—	—	(0.03)	(0.11)
Net realized capital gains	—	(2.87)	(3.00)	(3.20)	(0.39)	(0.74)
Total distributions	—	(2.87)	(3.00)	(3.20)	(0.42)	(0.85)
Net asset value, end of period	$18.49	$16.88	$16.88	$17.73	$18.35	$13.96
Total return	9.54%[3]	16.99%	12.43%	14.13%	34.50%	(5.10)%
Ratios to average net assets/ Supplemental data:
Net assets, end of period (in 000's)	$1	$1	$1	$1	$40,629	$29,644
Ratio of operating expenses to average net assets	0.72%[4]	0.71%	0.72%	0.70%	0.70%	0.70%
Ratio of net investment income (expenses in excess of income) to average net assets	0.33%[4]	0.22%	(0.09)%	(0.12)%	0.30%	0.64%
Portfolio turnover rate[5]	26%	60%	51%	64%	58%	67%

1  Per share net investment income (loss) has been calculated using the average shares outstanding during the period.

2  Unaudited.

3  Total return calculation is not annualized.

4  Annualized.

5  Portfolio turnover is calculated at the fund level.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

	Large Cap Value Portfolio
	For the Six Months Ended	For the Years Ended April 30,
	April 30, 2007[1]	2006	2005	2004	2003	2002
Net asset value, beginning of period	$11.02	$10.28	$10.01	$9.00	$7.78	$8.56
Income from investment operations:
Net investment income	0.08	0.15	0.18	0.17	0.16	0.14
Net realized and unrealized gain (loss) on investments	0.95	1.26	1.36	1.31	1.22	(0.79)
Total from investment operations	1.03	1.41	1.54	1.48	1.38	(0.65)
Distributions to shareholders from:
Net investment income	(0.08)	(0.14)	(0.19)	(0.17)	(0.16)	(0.13)
Net realized capital gains	—	(0.53)	(1.08)	(0.30)	—	—
Total distributions	(0.08)	(0.67)	(1.27)	(0.47)	(0.16)	(0.13)
Net asset value, end of period	$11.97	$11.02	$10.28	$10.01	$9.00	$7.78
Total return	9.41%[2]	13.81%	15.66%	16.54%	18.01%	(7.64)%
Ratios to average net assets/ Supplemental data:
Net assets, end of period (in 000's)	$49,861	$47,888	$26,507	$22,721	$21,297	$15,326
Ratio of operating expenses to average net assets	0.89%[3]	0.96%	0.48%	0.29%	0.17%	0.17%
Ratio of net investment income to average net assets	1.54%[3]	1.36%	1.62%	1.78%	2.06%	1.75%
Portfolio turnover rate	62%	92%	76%	76%	96%	96%

1  Unaudited.

2  Total return calculation is not annualized.

3  Annualized.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

	International Portfolio
	For the Six Months Ended	For the Years Ended October 31,
	April 30, 2007[1,2]	2006[1]	2005[1]	2004	2003	2002
Net asset value, beginning of period	$19.59	$17.58	$16.96	$13.99	$11.67	$12.89
Income from investment operations:
Net investment income	0.12	0.39	0.48	0.40	0.40	0.33
Net realized and unrealized gain (loss) on investments	2.27	4.61	2.26	2.88	2.23	(1.31)
Total from investment operations	2.39	5.00	2.74	3.28	2.63	(0.98)
Distributions to shareholders from:
Net investment income	(0.15)	(0.29)	(0.47)	(0.31)	(0.31)	(0.24)
Net realized capital gains	(0.01)	(2.70)	(1.65)	—	—	—
Total distributions	(0.16)	(2.99)	(2.12)	(0.31)	(0.31)	(0.24)
Net asset value, end of period	$21.82	$19.59	$17.58	$16.96	$13.99	$11.67
Total return	12.23%[3]	28.51%	16.34%	23.60%	22.89%	(7.82)%
Ratios to average net assets/ Supplemental data:
Net assets, end of period (in 000's)	$999,334	$928,697	$811,850	$1,317,762	$1,037,465	$983,337
Ratio of operating expenses before waiver to average net assets	1.10%[4]	1.10%	0.32%	0.14%	0.14%	0.14%
Ratio of operating expenses after waiver to average net assets	1.10%[4]	0.98%	0.18%	0.14%	0.14%	0.14%
Ratio of net investment income to average net assets	1.19%[4]	1.91%	2.58%	2.59%	3.14%	2.42%
Portfolio turnover rate	15%	45%	47%	38%	48%	33%

1  Per share net investment income has been calculated using the average shares outstanding during the period.

2  Unaudited.

3  Total return calculation is not annualized.

4  Annualized.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

	Philadelphia International Fund
	For the Six Months Ended	For the Years Ended October 31,
	April 30, 2007[2]	2006[1]	2005	2004	2003	2002
Net asset value, beginning of period	$19.60	$17.49	$15.86	$13.14	$11.03	$12.25
Income from investment operations:
Net investment income	0.16	0.45	0.28	0.33	0.24	0.19
Net realized and unrealized gain (loss) on investments	2.26	4.48	2.16	2.53	2.09	(1.28)
Total from investment operations	2.42	4.93	2.44	2.86	2.33	(1.09)
Distributions to shareholders from:
Net investment income	(0.28)	(0.28)	(0.34)	(0.14)	(0.22)	(0.13)
Net realized capital gains	(0.01)	(2.54)	(0.47)	—	—	—
Total distributions	(0.29)	(2.82)	(0.81)	(0.14)	(0.22)	(0.13)
Net asset value, end of period	$21.73	$19.60	$17.49	$15.86	$13.14	$11.03
Total return	12.41%[3]	28.29%	15.50%	21.78%	21.32%	(9.02)%
Ratios to average net assets/ Supplemental data:
Net assets, end of period (in 000's)	$553,448	$488,227	$634,018	$444,906	$474,371	$263,769
Ratio of operating expenses to average net assets	0.86%[4]	0.85%	0.85%	0.85%	0.85%	0.85%
Ratio of net investment income to average net assets	1.55%[4]	2.20%	1.78%	1.86%	2.33%	1.72%
Portfolio turnover rate	16%	49%	47%	50%	42%	37%

1  Per share net investment income (loss) has been calculated using the average shares outstanding during the period.

2  Unaudited.

3  Total return calculation is not annualized.

4  Annualized.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

	U.S. Emerging Growth Portfolio
	For the Six Months Ended	For the Years Ended October 31,
	April 30, 2007[1,2]	2006	2005[1]	2004	2003	2002
Net asset value, beginning of period	$7.34	$6.22	$5.32	$5.56	$3.93	$5.04
Income from investment operations:
Net investment loss	(0.02)	(0.03)	(0.05)	(0.07)	(0.05)	—
Net realized and unrealized gain (loss) on investments	0.40	1.15	0.95	(0.17)	1.68	(1.11)
Total from investment operations	0.38	1.12	0.90	(0.24)	1.63	(1.11)
Net asset value, end of period	$7.72	$7.34	$6.22	$5.32	$5.56	$3.93
Total return	5.18%[3]	18.01%	16.92%	(4.32)%	41.48%	(22.02)%
Ratios to average net assets/ Supplemental data:
Net assets, end of period (in 000's)	$39,009	$35,002	$14,217	$76,065	$101,643	$78,122
Ratio of operating expenses to average net assets	0.93%[4]	0.89%	1.17%	1.22%	1.18%	1.23%
Ratio of net investment income (loss) to average net assets	(0.51)%[4]	(0.43)%	(0.83)%	(1.05)%	(1.04)%	(1.02)%
Portfolio turnover rate	60%	114%	145%	89%	114%	42%

1  Per share net investment income (loss) has been calculated using the average shares and outstanding during the period.

2  Unaudited.

3  Total return calculation is not annualized.

4  Annualized.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

	Large Cap 100 Portfolio
	For the Six Months Ended	For the Years Ended October 31,		For the Period February 27, 2004[1] through
	April 30, 2007[2]	2006	2005	October 31, 2004
Net asset value, beginning of period	$12.92	$11.28	$10.09	$10.00
Income from investment operations:
Net investment income	0.06	0.11	0.08	0.03
Net realized and unrealized gain (loss) on investments	1.29	1.84	1.29	0.08
Total from investment operations	1.35	1.95	1.37	0.11
Distributions to shareholders from:
Net investment income	(0.06)	(0.11)	(0.09)	(0.02)
Net realized capital gains	—	(0.20)	(0.09)	—
Total distributions	(0.06)	(0.31)	(0.18)	(0.02)
Net asset value, end of period	$14.21	$12.92	$11.28	$10.09
Total return	10.47%[3]	17.34%	13.58%	1.05%[3]
Ratios to average net assets/ Supplemental data:
Net assets, end of period (in 000's)	$143,330	$104,271	$50,133	$18,194
Ratio of operating expenses to average net assets	0.85%[4]	0.85%	0.87%	1.12%[4]
Ratio of net investment income to average net assets	0.93%[4]	0.98%	0.76%	0.45%[4]
Portfolio turnover rate	43%	90%	83%	56%

1  Commencement of operations.

2  Unaudited.

3  Total return calculation is not annualized.

4  Annualized

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

	Large Cap Growth Portfolio
	For the Six Months Ended	For the Years Ended April 30,		For the Period February 27, 2004[1] through
	April 30, 2007[2]	2006	2005	October 31, 2004
Net asset value, beginning of period	$12.90	$11.17	$10.04	$10.00
Income from investment operations:
Net investment income (loss)	0.02	0.08	0.00 [3]	(0.01)
Net realized and unrealized gain (loss) on investments	0.99	1.89	1.13	0.05
Total from investment operations	1.01	1.97	1.13	0.04
Distributions to shareholders from:
Net investment income	(0.03)	(0.08)	(0.00)[3]	—
Net realized capital gains	—	(0.16)	—	—
Total distributions	(0.03)	(0.24)	(0.00)	—
Net asset value, end of period	$13.88	$12.90	$11.17	$10.04
Total return	7.82%[4]	17.65%	11.29%	0.40%[4]
Ratios to average net assets/ Supplemental data:
Net assets, end of period (in 000's)	$49,444	$36,805	$16,572	$5,946
Ratio of operating expenses to average net assets	0.86%[5]	0.87%	0.93%	1.26%[5]
Ratio of net investment income (expenses in excess of income) to average net assets	0.34%[5]	0.61%	0.02%	(0.23)%[5]
Portfolio turnover rate	47%	111%	97%	64%

1  Commencement of operations.

2  Unaudited.

3  Amount rounds to less than $0.01 per share.

4  Total return calculation is not annualized.

5  Annualized.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

	Absolute Return Portfolio
	For the Six Months Ended April 30, 2007[2]	For the Period September 29, 2006[1] through October 31, 2006
Net asset value, beginning of period	$9.99	$10.00
Income from investment operations:
Net investment income[3]	0.14	0.02
Net realized and unrealized gain (loss) on investments	0.19	(0.03)
Total from investment operations	0.33	(0.01)
Distributions to shareholders from:
Net investment income	(0.12)	—
Total distributions	(0.12)	—
Net asset value, end of period	$10.20	$9.99
Total return[4]	3.33%	(0.10)%
Ratios to average net assets/ Supplemental data:
Net assets, end of period (in 000's)	$41,176	$19,844
Ratio of operating expenses before waiver/reimbursement to average net assets[5,6]	1.95%	1.99%
Ratio of operating expenses after waiver/reimbursement to average net assets[5,6]	1.25%	1.25%
Ratio of net investment income to average net assets[5]	2.82%	3.05%
Portfolio turnover rate	448%	344%

1  Commencement of operations.

2  Unaudited.

3  Per share net investment income has been calculated using the average shares outstanding during the period.

4  Total return calculation is not annualized.

5  Annualized.

6  The Fund expense ratios do not include dividends on securities sold short and stock ticket expense on securities sold short. The ratio of these expenses to average net assets are 0.77% and 0.52%, for the periods ending April 30, 2007 and October 31, 2006, respectively.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

Total Market Long/ Short Portfolio
For the Period December 21, 2006[1] through April 30, 2007[2]
Net asset value, beginning of period	$10.00
Income from investment operations:
Net investment income	0.02 [3]
Net realized and unrealized gain (loss) on investments	0.62
Total from investment operations	0.64
Distributions to shareholders from:
Net investment income	(0.02)
Total distributions	(0.02)
Net asset value, end of period	$10.62
Total return	6.38%[4]
Ratios to average net assets/ Supplemental data:
Net assets, end of period (in 000's)	$24,886
Ratio of operating expenses before waiver/reimbursement to average net assets	2.25%[5,6]
Ratio of operating expenses after waiver/reimbursement to average net assets	1.25%[5,6]
Ratio of net investment income to average net assets	0.47%[5]
Portfolio turnover rate	118%

1  Commencement of operations.

2  Unaudited.

3  Per share net investment income has been calculated using the average shares outstanding during the period.

4  Total return calculation is not annualized.

5  Annualized.

6  The Fund expense ratios do not include dividends on securties sold short and stock ticket expense on securities sold short. The ratio of these expenses to average net assets was 0.26% for the period ending April 30, 2007.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Government Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2007 — (Unaudited)

Face Amount		Value
AGENCY DISCOUNT NOTES[t][1] — 8.4%
	Federal Home Loan Mortgage Corporation — 3.0%
$7,500,000	5.15% due 7/24/07	$7,409,876
5,000,000	5.08% due 9/13/07	4,904,750
10,000,000	4.996% due 9/18/07	9,805,711
		22,120,337
	Federal National Mortgage Association — 5.4%
20,000,000	5.10% due 5/2/07	19,997,167
7,500,000	5.086% due 8/29/07	7,372,850
5,000,000	4.975% due 11/30/07	4,852,823
7,500,000	5.02% due 11/30/07	7,277,237
		39,500,077
	TOTAL AGENCY DISCOUNT NOTES (Cost $61,620,414)	61,620,414
AGENCY NOTES — 40.6%
	Federal Farm Credit Bank — 0.3%
2,545,000	3.68% due 3/3/08	2,512,820
	Federal Home Loan Bank — 23.9%
5,000,000	3.50% due 5/15/07	4,996,480
3,425,000	4.625% due 7/18/07	3,420,602
1,755,000	4.30% due 8/2/07	1,750,703
1,545,000	3.75% due 8/15/07	1,538,362
10,000,000	3.04% due 9/4/07	9,923,663
12,000,000	3.375% due 9/14/07	11,915,875
10,000,000	5.17% due 9/21/07	9,994,526
1,000,000	3.50% due 9/24/07	993,505
10,000,000	4.125% due 10/26/07	9,957,700
5,000,000	5.186% due 11/15/07	5,000,245
8,000,000	3.625% due 11/30/07	7,927,304
2,350,000	5.50% due 12/27/07	2,353,514
5,000,000	4.15% due 12/28/07	4,964,304
1,000,000	3.07% due 1/8/08	985,178
8,375,000	4.50% due 1/11/08	8,332,709
1,000,000	3.15% due 1/14/08	985,439
20,800,000	5.196% due 1/24/08	20,800,000
5,000,000	4.00% due 2/1/08	4,954,742
15,195,000	5.186% due 2/7/08	15,198,165
15,200,000	5.01% due 2/13/08	15,172,566
1,425,000	4.47% due 2/15/08	1,416,392
11,700,000	5.30% due 2/15/08	11,700,000
8,715,000	5.25% due 2/15/08	8,718,742

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Government Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2007 — (Unaudited)

Face Amount		Value
AGENCY NOTES — (Continued)
	Federal Home Loan Bank — (Continued)
$2,100,000	5.375% due 2/28/08	$2,100,000
10,000,000	5.176% due 2/28/08	10,000,000
1,000,000	4.25% due 3/24/08	991,563
		176,092,279
	Federal Home Loan Mortgage Corporation — 7.0%
3,709,000	2.875% due 5/15/07	3,705,619
7,800,000	4.26% due 7/19/07	7,782,861
10,000,000	3.375% due 8/23/07	9,942,024
1,000,000	3.30% due 9/14/07	992,934
3,500,000	3.50% due 9/15/07	3,476,792
5,000,000	3.00% due 10/15/07	4,951,213
10,000,000	5.25% due 12/26/07	10,000,000
1,000,000	3.00% due 1/23/08	984,522
10,000,000	5.36% due 3/27/08	10,000,000
		51,835,965
	Federal National Mortgage Association — 9.4%
1,500,000	4.10% due 6/14/07	1,497,798
8,000,000	4.125% due 6/29/07	7,985,174
7,740,000	4.75% due 8/3/07	7,729,612
7,750,000	4.75% due 8/10/07	7,738,824
5,000,000	3.14% due 9/10/07	4,962,838
10,000,000	3.02% due 10/12/07	9,899,960
2,500,000	3.55% due 11/16/07	2,477,319
10,000,000	5.30% due 1/8/08	10,000,000
5,000,000	5.00% due 1/18/08	4,990,909
4,600,000	4.00% due 2/22/08	4,555,184
3,500,000	5.00% due 2/27/08	3,492,584
3,500,000	5.125% due 2/28/08	3,496,040
		68,826,242
	TOTAL AGENCY NOTES (Cost $299,267,306)	299,267,306

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Government Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2007 — (Unaudited)

Face Amount		Value
REPURCHASE AGREEMENTS — 51.0%
$180,000,000	With Bear Stearns, Inc., dated 4/30/07, 5.24%, principal and interest in the amount of $180,026,200, due 5/1/07, (collateralized by FNR securities with an aggregate par value of $185,676,356, coupon rates from 4.50% to 5.72%, due 7/25/15 to 1/25/36, market value of $185,575,279)	$180,000,000
165,464,007	With Merrill Lynch & Co., Inc., dated 4/30/07, 5.18%, principal and interest in the amount of $165,487,815, due 5/1/07, (collateralized by FNR securities with an aggregate par value of $98,687,762, coupon rate of 5.66%, due 3/25/37, aggregate market value of $98,687,762, FHR securities with an aggregate par value of $70,153,427, coupon rates from 5.66% to 5.67%, due 1/15/37 to 2/15/37, aggregate market value of $70,153,427)	165,464,007
30,000,000	With Paine Webber, Inc., dated 4/30/07, 5.16%, principal and interest in the amount of $30,004,300, due 5/1/07, (collateralized by FN #844414 with a par value of $31,846,976, coupon rate of 5.00%, due 10/1/35, market value of $30,782,093)	30,000,000
	TOTAL REPURCHASE AGREEMENTS (Cost $375,464,007)	375,464,007

TOTAL INVESTMENTS (Cost $736,351,727)[2]	100.0%	$736,351,727
LIABILITIES IN EXCESS OF OTHER ASSETS	0.0	(355,914)
NET ASSETS	100.0%	$735,995,813

t  Percentages indicated are based on net assets.

1  Rate represents annualized discount yield at date of purchase.

2  Aggregate cost for federal tax purposes was $736,351,727.

Abbreviations:

FHR — Federal Home Loan Mortgage Corporation REMIC

FN — Federal National Mortgage Association

FNR — Federal National Mortgage Association REMIC

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Government Cash Portfolio
AGENCY DIVERSIFICATION

On April 30, 2007, agency diversification of the Portfolio was as follows (Unaudited):

	% of Net Assets	Value
AGENCIES:
Federal Home Loan Bank	23.9%	$176,092,279
Federal National Mortgage Association	14.7	108,326,319
Federal Home Loan Mortgage Corporation	10.1	73,956,302
Federal Farm Credit Bank	0.3	2,512,820
TOTAL	49.0%	$360,887,720
REPURCHASE AGREEMENTS	51.0	375,464,007
TOTAL INVESTMENTS	100.0%	$736,351,727

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2007 — (Unaudited)

Face Amount		Value
VARIABLE/FLOATING RATE NOTES[t][1] — 96.0%
	Daily Variable/Floating Rate Notes — 51.7%
$6,800,000	California State Economic Recovery, Series C-1, State Guaranteed (SPA: Landesbank Baden-Wurttemberg), 4.03% due 7/1/23	$6,800,000
3,290,000	California State, Economic Recovery, Series C-2, State Guaranteed (SPA: Bank of America), 3.98% due 7/1/23	3,290,000
4,075,000	California State, Economic Recovery, Series C-3, State Guaranteed (SPA: Landesbank Hessen-Thuer), 3.98% due 7/1/23	4,075,000
11,200,000	California State, Series A-3, (LOC: Westdeutsche Landesbank 80% & J.P. Morgan Chase 20%), 3.98% due 5/1/33	11,200,000
1,900,000	Charlotte, Mecklenburg Hospital Authority, North Carolina Health Care System Revenue, Carolinas Healthcare, Series D (SPA: Bank of America), 4.09% due 1/15/26	1,900,000
6,335,000	Clark County, Nevada, School District Revenue, Series B, (SPA: Bayerische Landesbank), (FSA Insured), 3.99% due 6/15/21	6,335,000
3,300,000	Connecticut State Health & Educational Facilities Authority Revenue, Edgehill Project, Series C (LOC: KBC Bank NV), 3.91% due 7/1/27	3,300,000
2,100,000	Connecticut State Health & Educational Facilities Authority Revenue, Yale University, Series T-1, 4.05% due 7/1/29	2,100,000
5,550,000	Cuyahoga County, Ohio, Hospital Revenue, University Hospitals of Cleveland (LOC: J.P. Morgan Chase), 3.96% due 1/1/16	5,550,000
6,530,000	Delaware County, Pennsylvania, Industrial Development Authority, Airport Facilities Revenue, United Parcel Service Project, DATES, 3.91% due 12/1/15	6,530,000
6,300,000	East Baton Rouge Parish, Louisiana, Pollution Control Revenue, ExxonMobil Corp. Project, 4.06% due 11/1/19	6,300,000
4,200,000	Hapeville, Georgia, Development Authority, Industrial Development Revenue, Hapeville Hotel Ltd., (LOC: Bank of America), 4.08% due 11/1/15	4,200,000
1,600,000	Harris County, Texas, Industrial Development Corp., Pollution Control Revenue, (ExxonMobil Corp.), 3.98% due 3/1/24	1,600,000

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2007 — (Unaudited)

Face Amount		Value
VARIABLE/FLOATING RATE NOTES[t][1] — (Continued)
	Daily Variable/Floating Rate Notes — (Continued)
$1,700,000	Idaho Health Facilities Authority Revenue, St. Lukes Regional Medical Center, (FSA Insured), 4.09% due 7/1/30	$1,700,000
4,225,000	Idaho Health Facilities Authority Revenue, St. Lukes Regional Medical Center Project, (SPA: Bayerische Landesbank), (FSA Insured), 4.01% due 7/1/35	4,225,000
800,000	Irvine Ranch, California, Water District Numbers 105, 140, 240 & 250 (LOC: State Street Bank & Trust Co.), 3.97% due 1/1/21	800,000
6,300,000	Irvine Ranch, California, Water District, Capital Improvement Project (LOC: Landesbank Baden-Wurttemberg), 3.80% due 8/1/16	6,300,000
805,000	Irvine Ranch, California, Water District, General Obligation, (LOC: Landesbank Baden-Wurttemberg), 3.80% due 6/1/15	805,000
920,000	Irvine Ranch, California, Water District, Series A, (LOC: Bank of America), 3.80% due 5/1/09	920,000
100,000	Irvine, California, Improvement Board Act of 1915, Assessment District 00-18, Series A, (LOC: Bank of New York), 3.93% due 9/2/26	100,000
9,008,000	Irvine, California, Improvement Board Act of 1915, Assessment District 93-14, (LOC: Bank of America), 3.97% due 9/2/25	9,008,000
1,000,000	Jackson County, Mississippi, Port Facilities Revenue, Chevron USA, Inc. Project, 4.04% due 6/1/23	1,000,000
4,000,000	Jacksonville, Florida, Pollution Control Revenue, Refunding, Florida Power & Light Co. Project, 4.16% due 5/1/29	4,000,000
3,340,000	Joliet, Illinois, Regional Port District, Marine Terminal Revenue, ExxonMobil Corp. Project, 3.98% due 10/1/24	3,340,000
	Kansas State Department of Transportation, Highway Liquidity Provider Revenue, Series B-1, Pooled Money Investment Board:
9,355,000	4.01% due 9/1/20	9,355,000
6,230,000	4.01% due 9/1/20	6,230,000
4,800,000	Lawrence County, South Dakota, Pollution Control Revenue, Daily Refunding, Homestake Mining Co., Series B, (LOC: J.P. Morgan Chase), 4.11% due 7/1/32	4,800,000

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2007 — (Unaudited)

Face Amount		Value
VARIABLE/FLOATING RATE NOTES[t][1] — (Continued)
	Daily Variable/Floating Rate Notes — (Continued)
$2,225,000	Lehigh County, Pennsylvania, General Purpose Authority Revenue, Lehigh Valley Hospital, Series B, (SPA: Wachovia Bank), (MBIA Insured), 3.96% due 7/1/29	$2,225,000
3,600,000	Lincoln County, Wyoming, Pollution Control Revenue, ExxonMobil Corp. Project, 4.06% due 8/1/15	3,600,000
700,000	Lincoln County, Wyoming, Pollution Control Revenue, ExxonMobil Corp. Project, Series C, 3.98% due 11/1/14	700,000
4,150,000	Lincoln County, Wyoming, Pollution Control Revenue, ExxonMobil Corp. Project, Series D, 3.98% due 11/1/14	4,150,000
7,085,000	Los Angeles, California, Regional Airports Improvement Corp., Lease Revenue, Sublease - Los Angeles International Airport, LAX Two Corp., (LOC: Societe Generale), 4.01% due 12/1/25	7,085,000
17,200,000	Loudoun County, Virginia, Industrial Development Authority Revenue, Howard Hughes Medical Institute, Series E, 4.08% due 2/15/38	17,200,000
2,300,000	Massachusetts State, Central Artery, Series A, (SPA: Landesbank Baden-Wurttemberg), 4.10% due 12/1/30	2,300,000
12,700,000	Metropolitan Water District, Southern California Waterworks Revenue, Series B-3, (SPA: BNP Paribas), 3.98% due 7/1/35	12,700,000
13,700,000	Montgomery, Alabama, Industrial Development Board, Pollution Control and Solid Waste Disposal Revenue, General Electric Project, 4.08% due 5/1/21	13,700,000
9,920,000	Mount Vernon, Indiana, Pollution Control and Solid Waste Disposal Revenue, General Electric Project, 4.08% due 12/1/14	9,920,000
15,995,000	New Jersey Economic Development Authority Revenue, Stolthaven Perth Amboy Project, Series A, (LOC: Citibank), 4.07% due 1/15/18	15,995,000
9,755,000	New Jersey State Educational Facilities Authority Revenue, Princeton University, Series F, 3.67% due 7/1/23	9,755,000
3,680,000	New York City, New York, General Obligations, Subseries A-7, (SPA: Bank of Nova Scotia), (AMBAC Insured), 3.97% due 11/1/24	3,680,000

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2007 — (Unaudited)

Face Amount		Value
VARIABLE/FLOATING RATE NOTES[t][1] — (Continued)
	Daily Variable/Floating Rate Notes — (Continued)
	New York City, New York, General Obligations, Subseries A-8, (LOC: J.P. Morgan Chase):
$800,000	4.07% due 8/1/17	$800,000
1,200,000	4.07% due 8/1/18	1,200,000
	New York City, New York, General Obligations, Subseries B-2, (LOC: J.P. Morgan Chase):
840,000	4.01% due 8/15/18	840,000
265,000	4.01% due 8/15/20	265,000
2,710,000	New York City, New York, General Obligations, Subseries E-2, (LOC: J.P. Morgan Chase), 4.01% due 8/1/21	2,710,000
1,000,000	New York City, New York, General Obligations, Subseries H-2, (SPA: Credit Local de France), 4.07% due 1/1/36	1,000,000
1,400,000	New York City, New York, Municipal Water Finance Authority, Water & Sewer System Revenue, Series F, Subseries F-2, (SPA: Bayerische Landesbank), 4.01% due 6/15/35	1,400,000
310,000	New York City, New York, Municipal Water Finance Authority, Water and Sewer System Revenue, Series C, (SPA: Credit Local de France), 4.01% due 6/15/33	310,000
	New York City, New York, Municipal Water Finance Authority, Water and Sewer System Revenue, Series C, (SPA: FGIC), (FGIC Insured):
1,340,000	4.07% due 6/15/22	1,340,000
3,100,000	4.07% due 6/15/35	3,100,000
700,000	New York State Environmental Facilities Corp., Solid Waste Disposal Revenue, General Electric Project, 4.07% due 7/1/19	700,000
3,935,000	Newport Beach, California, Hoag Memorial Presbyterian Hospital Revenue, (SPA: Bank of America), 3.90% due 10/1/22	3,935,000
1,200,000	North Carolina Medical Care Commission, ACES, Pooled Financing Projects, Series B, (LOC: Wachovia Bank), 4.11% due 10/1/13	1,200,000
2,300,000	North Central Texas, Health Facility Development Corp. Revenue, Presbyterian Medical Center, Series C, (SPA: J.P. Morgan Chase), (MBIA Insured), 4.01% due 12/1/15	2,300,000
1,675,000	North Central Texas, Health Facility Development Corp. Revenue, Presbyterian Medical Center, Series D, (SPA: J.P. Morgan Chase), (MBIA Insured), 4.01% due 12/1/15	1,675,000

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2007 — (Unaudited)

Face Amount		Value
VARIABLE/FLOATING RATE NOTES[t][1] — (Continued)
	Daily Variable/Floating Rate Notes — (Continued)
$1,800,000	Orange County, California, Sanitation District Partnership, Series B, (SPA: Credit Local de France), 3.95% due 8/1/30	$1,800,000
6,000,000	Peninsula Ports Authority, Virginia, Coal Revenue Refunding, Dominion Terminal Associates, Term PJ-C, (LOC: Citibank), 4.01% due 7/1/16	6,000,000
2,135,000	Sublette County, Wyoming, Pollution Control Revenue, ExxonMobil Corp. Project, 4.06% due 11/1/14	2,135,000
3,400,000	Union County, New Jersey, Industrial Pollution Financing Authority and Control, ExxonMobil Project, 3.66% due 7/1/33	3,400,000
5,700,000	Unita County, Wyoming, Pollution Control Revenue, Chevron USA, Inc. Project, 4.00% due 8/15/20	5,700,000
9,455,000	University of California Regents Medical Center, Series B-2 (SPA: Bank of New York 50% & California Public Employees' Retirement System 25% & California State Teachers' Retirement System 25%), 3.78% due 5/15/32	9,455,000
5,700,000	University of North Carolina at Chapel Hill, Hospital Revenue, UPDATES, Series A, (SPA: Landesbank Hessen-Thuer), 4.01% due 2/15/31	5,700,000
	Valdez, Alaska, Marine Terminal Revenue, ExxonMobil Pipeline Co. Project:
3,500,000	3.98% due 10/1/25	3,500,000
2,100,000	3.98% due 12/1/29	2,100,000
10,040,000	Virginia Commonwealth University, Revenue Bonds, Series A, (LOC: Wachovia Bank), (AMBAC Insured), 3.99% due 11/1/30	10,040,000
5,525,000	Washington State Health Care Facilities Authority Revenue, Virginia Mason Medical Center, Series B, (SPA: Credit Suisse First Boston), (MBIA Insured), 4.03% due 2/15/27	5,525,000
5,445,000	Wisconsin State Health & Educational Facilities Authority Revenue, Gundersen Lutheran, Series B, (SPA: Credit Local de France), (FGIC Insured), 4.03% due 5/1/33	5,445,000
	Total Daily Variable/Floating Rate Notes (Cost $302,348,000)	302,348,000

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2007 — (Unaudited)

Face Amount		Value
VARIABLE/FLOATING RATE NOTES[t][1] — (Continued)
	Weekly Variable/Floating Rate Notes — 44.3%
$3,000,000	Alabama Special Care Facilities Financing Authority, Montgomery Hospital Revenue, (FGIC Insured), 3.83% due 4/1/15	$3,000,000
6,370,000	Alaska State, Housing Finance Corp., Housing Development, Series D, (MBIA Insured), 3.90% due 6/1/37	6,370,000
5,605,000	Bexar County, Texas, Housing Finance Corp., Multi Family Housing Revenue, AAMHA LLC Project, (LOC: FNMA), 3.93% due 12/18/25	5,605,000
6,965,000	Burke County, Georgia, Development Authority Pollution Control Revenue, Oglethorpe Power Corp., Series A, (SPA: Credit Local de France), (FGIC Insured), 3.91% due 1/1/19	6,965,000
5,760,000	California Housing Finance Agency Revenue, Multi Family Housing III, Series D, (LOC: FNMA), 3.66% due 2/1/35	5,760,000
2,920,000	Charlotte, North Carolina, Airport Revenue, Series A, (SPA: J.P. Morgan Chase), (MBIA Insured), 3.96% due 7/1/16	2,920,000
5,965,000	Chicago, Illinois, O'Hare International Airport Revenue, General Airport 2nd Lien B, (LOC: Societe Generale), 3.83% due 1/1/15	5,965,000
1,355,000	Clayton County, Georgia, Housing Authority Multi Family Housing Revenue, Huntington Woods, Series A, (SPA: Societe Generale), (FSA Insured), 4.00% due 1/1/21	1,355,000
1,000,000	Clayton County, Georgia, Housing Authority Multi Family Housing Revenue, Kimberly Forest, Series B, (SPA: Societe Generale), (FSA Insured), 4.00% due 1/1/21	1,000,000
1,100,000	Clayton County, Georgia, Housing Authority Multi Family Housing Revenue, Kings Arms Apartments, Series D, (SPA: Societe Generale), (FSA Insured), 4.00% due 1/1/21	1,100,000
2,335,000	Clayton County, Georgia, Housing Authority Multi Family Housing Revenue, Ten Oaks Apartments, Series F, (SPA: Societe Generale), (FSA Insured), 4.00% due 1/1/21	2,335,000
1,000,000	Colorado Educational & Cultural Facility Authority Revenue, Boulder Country Day School, (LOC: Wells Fargo Bank), 3.92% due 9/1/24	1,000,000

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2007 — (Unaudited)

Face Amount		Value
VARIABLE/FLOATING RATE NOTES[t][1] — (Continued)
	Weekly Variable/Floating Rate Notes — (Continued)
$2,000,000	Colorado Educational & Cultural Facility Authority Revenue, Regis Jesuit High School Project, (LOC: Wells Fargo Bank), 3.92% due 12/1/33	$2,000,000
8,865,000	Colorado Springs, Colorado, Utilities Revenue, Sub Lien, Series A, (SPA: State Street Bank & Trust), 3.87% due 11/1/35	8,865,000
1,400,000	Colton, California, Redevelopment Agency, Multi Family Housing Revenue, Series A, (LOC: Coast Federal Bank & FHLB), 3.62% due 5/1/10	1,400,000
7,355,000	Connecticut State General Obligations, Series B (SPA: Bayerische Landesbank), 3.80% due 5/15/14	7,355,000
10,100,000	Connecticut State Health & Educational Facilities Authority Revenue, Yale University, Series T-2, 3.89% due 7/1/27	10,100,000
1,600,000	Dauphin County, Pennsylvania, General Authority, School District Pooled Financing, PG II, (SPA: Bank of Nova Scotia), (AMBAC Insured), 3.95% due 9/1/32	1,600,000
1,000,000	Delaware River & Bay Authority Revenue, Series B, (SPA: Credit Local de France), (AMBAC Insured), 3.90% due 1/1/30	1,000,000
1,900,000	Durham, North Carolina, Public Improvements, (SPA: Wachovia Bank), 3.97% due 2/1/13	1,900,000
6,900,000	Emmaus, Pennsylvania, General Authority Revenue, (SPA: Wachovia Bank), (FSA Insured), 3.95% due 12/1/28	6,900,000
3,000,000	Fairfax County, Virginia, Industrial Development Authority Revenue, Fairfax Hospital, Series A, 3.78% due 10/1/25	3,000,000
600,000	Fairfax County, Virginia, Industrial Development Authority Revenue, Fairfax Hospital, Series C, 3.92% due 10/1/25	600,000
9,300,000	Fairfax County, Virginia, Industrial Development Authority Revenue, Inova Health System Foundation, 3.78% due 1/1/30	9,300,000
4,300,000	Florida State Housing Finance Agency, Multi Family Housing Revenue, Series A, (LOC: FHLMC), 3.76% due 2/1/08	4,300,000

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2007 — (Unaudited)

Face Amount		Value
VARIABLE/FLOATING RATE NOTES[t][1] — (Continued)
	Weekly Variable/Floating Rate Notes — (Continued)
$1,840,000	Hennepin County, Minnesota, General Obligations, Series A, (LOC: State Street Bank & Trust Co.), 3.77% due 12/1/25	$1,840,000
16,700,000	Illinois Housing Development Authority, Housing Revenue, Illinois Center Apartments, GTY AGMT-Metropolitan Life (FHLMC Insured), 3.83% due 1/1/08	16,700,000
1,900,000	Iowa Higher Education Loan Authority Revenue, Education Loan Private College Facilities, (SPA: J.P. Morgan Chase), (MBIA Insured), 3.95% due 12/1/15	1,900,000
1,355,000	Kentucky Area Development Districts, Lease Program Revenue, Ewing, Kentucky, (LOC: Wachovia Bank), 4.05% due 6/1/33	1,355,000
663,000	Kern Water Bank Authority California Revenue, Series A, (LOC: Wells Fargo Bank), 3.74% due 7/1/28	663,000
600,000	Los Angeles County, California Pension Obligation, Series C, (SPA: Bank of Nova Scotia), (AMBAC Insured), 3.85% due 6/30/07	600,000
114,936	Los Angeles, California, Multi Family Housing Revenue, Series K, (LOC: FHLB), 3.78% due 7/1/10	114,936
1,890,000	Louisiana Public Facilities Authority Revenue, College and University Equipment and Capital, Series A, (SPA: Societe Generale), (FGIC Insured), 3.96% due 9/1/10	1,890,000
6,600,000	Maine Health & Higher Educational Facility Authority Revenue, Bowdoin College, Series B, (LOC: State Street Bank & Trust Co.), 3.83% due 7/1/25	6,600,000
10,300,000	Massachusetts State Health & Educational Facilities Authority Revenue, Amherst College Project, Series F, 3.75% due 11/1/26	10,300,000
6,300,000	Massachusetts State Health & Educational Facilities Authority Revenue, Boston University Project, Series H, (LOC: State Street Bank & Trust Co.), 3.77% due 12/1/29	6,300,000
9,000,000	Massachusetts State Water Resources Authority, General Obligations, Series B, (LOC: Landesbank Hessen-Thuer), 3.82% due 8/1/28	9,000,000

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2007 — (Unaudited)

Face Amount		Value
VARIABLE/FLOATING RATE NOTES[t][1] — (Continued)
	Weekly Variable/Floating Rate Notes — (Continued)
$5,400,000	Mecklenburg County, North Carolina, General Obligations, Series C, (SPA: Wachovia Bank), 3.92% due 2/1/18	$5,400,000
12,750,000	Minneapolis, Minnesota, Revenue, Guthrie Theater Project, Series A, (LOC: Wells Fargo Bank), 3.77% due 10/1/23	12,750,000
3,115,000	Minneapolis, Minnesota, Multifamily Revenue, St. Hedwings Assisted Project, (LOC: Wells Fargo Bank), 3.87% due 12/1/27	3,115,000
6,430,000	Minnesota State Higher Education Facilities Authority Revenue, Carleton College, Series 5G, (SPA: Wells Fargo Bank), 3.77% due 11/1/29	6,430,000
3,740,000	Moffat County, Colorado, Pollution Control Revenue, Natural Rural Utility Cooperative, (SPA: J.P. Morgan Chase), (AMBAC Insured), 3.96% due 7/1/10	3,740,000
9,900,000	New Jersey State Turnpike Authority Revenue, Series D, (LOC: Societe Generale), (FGIC Insured), 3.90% due 1/1/18	9,900,000
7,600,000	New York City, New York, City Transitional Finance Authority Revenue, Future Tax, Series A-1, (SPA: Westdeutsche Landesbank), 3.91% due 11/15/28	7,600,000
1,850,000	New York City, New York, City Transitional Finance Authority Revenue, NYC Recovery, Series 3, Subseries 3-C, (SPA: Credit Local de France), 3.86% due 11/1/22	1,850,000
8,200,000	New York City, New York, City Transitional Finance Authority Revenue, NYC Recovery, Series 3, Subseries 3-D, (SPA: Credit Local de France), 3.86% due 11/1/22	8,200,000
9,900,000	New York State Local Government Assistance Corp., Series B, (LOC: Westdeutsche Landesbank 50% & Bayerische Landesbank 50%), 3.87% due 4/1/23	9,900,000
100,000	Ohio State University General Receipts, 3.65% due 12/1/07	100,000
	Ohio State University General Receipts, Series B:
7,965,000	3.70% due 12/1/29	7,965,000
3,800,000	3.70% due 12/1/29	3,800,000

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2007 — (Unaudited)

Face Amount		Value
VARIABLE/FLOATING RATE NOTES[t][1] — (Continued)
	Weekly Variable/Floating Rate Notes — (Continued)
$714,000	Roseville, Minnesota, Commercial Development Revenue, Berger Transfers & Storage, Series F, (LOC: Wells Fargo Bank), 3.87% due 12/1/15	$714,000
4,200,000	Tulsa, Oklahoma, Tulsa Industrial Authority Revenue, University of Tulsa, Series B, (SPA: Credit Local de France), (MBIA Insured), 3.96% due 10/1/26	4,200,000
13,000,000	Washington State, (SPA: Landesbank Hessen-Thuer), 3.81% due 6/1/20	13,000,000
1,250,000	Wisconsin State Health & Educational Facilities Authority Revenue, Goodwill Industries of North Central Wisconsin, (LOC: Wells Fargo Bank), 3.92% due 11/1/25	1,250,000
	Total Weekly Variable/Floating Rate Notes (Cost $258,871,936)	258,871,936
	TOTAL VARIABLE/FLOATING RATE NOTES (Cost $561,219,936)	561,219,936
FIXED RATE NOTES — 3.8%
5,000,000	Colorado State, General Fund Revenue Anticipation Notes: 4.50% due 6/27/07	5,005,783
5,000,000	New Jersey State Tax & Revenue Anticipation Notes: 4.50% due 6/22/07	5,005,677
2,500,000	Philadelphia, Pennsylvania, Tax & Revenue Anticipation Notes: 4.50% due 6/29/07	2,502,846
10,000,000	Texas State Tax & Revenue Anticipation Notes: 4.50% due 8/31/07	10,030,651
	TOTAL FIXED RATE NOTES (Cost $22,544,957)	22,544,957

TOTAL INVESTMENTS (Cost $583,764,893)[2]	99.8%	$583,764,893
OTHER ASSETS IN EXCESS OF LIABILITIES	0.2	1,038,596
NET ASSETS	100.0%	$584,803,489

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2007 — (Unaudited)

t  Percentages indicated are based on net assets.

1  Demand Security; payable upon demand by the Fund with usually no more than thirty (30) calendar day's notice. The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflect the next interest rate reset date or, when applicable, the final maturity date.

2  Aggregate cost for federal tax purposes was $583,764,893.

Abbreviations:

ACES — Adjustable Convertible Extendable Securities

AMBAC — American Municipal Bond Assurance Corporation

DATES — Daily Adjustable Tax-Exempt Securities

FGIC — Financial Guaranty Insurance Corporation

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

FSA — Financial Security Assurance

LOC — Letter of Credit

MBIA — Municipal Bond Investors Assurance

SPA — Stand-By Purchase Agreement

UPDATES — Unit Price Demand Adjustable Tax-Exempt Securities

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
COUPON TYPE

On April 30, 2007, coupon type of the Portfolio was as follows (Unaudited):

	% of Net Assets	Value
COUPON TYPE:
Variable/Floating Rate Notes	96.0%	$561,219,936
Fixed Rate Notes	3.8	22,544,957
TOTAL INVESTMENTS	99.8%	$583,764,893

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2007 — (Unaudited)

Face Amount		Value
AGENCY NOTES[t] — 24.7%
	Federal Home Loan Bank — 16.0%
$3,000,000	4.625% due 11/21/08	$2,986,824
15,000,000	5.375% due 8/19/11[1]	15,321,000
5,000,000	5.375% due 5/18/16[1]	5,145,225
8,500,000	5.625% due 6/13/16	8,756,054
		32,209,103
	Federal Home Loan Mortgage Corporation — 8.7%
11,500,000	6.625% due 9/15/09	11,957,332
2,000,000	4.00% due 12/15/09	1,960,212
1,500,000	5.75% due 6/27/16	1,558,663
1,800,000	6.25% due 7/15/32[1]	2,055,328
		17,531,535
	TOTAL AGENCY NOTES (Cost $49,850,829)	49,740,638
MORTGAGE-BACKED SECURITIES[2] — 30.5%
	Federal Home Loan Mortgage Corporation — 10.0%
1,679	# 555359, 6.50% due 4/1/08	1,675
24,462	# G10753, 6.50% due 9/1/09	24,503
14,105	# G00807, 9.50% due 3/1/21	14,644
5,278,243	# G12342, 5.50% due 8/1/21	5,288,257
1,648,326	# J03604, 5.50% due 10/1/21	1,650,615
958,755	# J03649, 5.50% due 10/1/21	960,086
2,983,076	# G12442, 6.00% due 11/1/21	3,032,666
3,216,543	# J03536, 5.50% due 11/1/21	3,221,009
1,953,940	# G18163, 5.50% due 1/1/22	1,956,653
129,411	# D78677, 8.00% due 3/1/27	136,721
51,631	# D84894, 8.00% due 12/1/27	54,541
1,678,283	# C00742, 6.50% due 4/1/29	1,733,108
2,061,592	# A57845, 7.00% due 2/1/37	2,126,581
		20,201,059
	Federal National Mortgage Association — 15.7%
48,535	# 313815, 6.50% due 1/1/11	48,780
107,396	# 535729, 6.50% due 2/1/16	110,113
105,135	# 535962, 6.50% due 5/1/16	107,792
66,038	# 595134, 6.50% due 7/1/16	67,706
355,631	# 596498, 6.00% due 7/1/16	361,850
54,397	# 608777, 6.50% due 10/1/16	55,771
680,804	# 625990, 5.50% due 12/1/16	683,835
97,609	# 643340, 6.50% due 3/1/17	100,025
186,694	# 555016, 6.50% due 10/1/17	191,411

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2007 — (Unaudited)

Face Amount		Value
MORTGAGE-BACKED SECURITIES[2] — (Continued)
	Federal National Mortgage Association — (Continued)
$1,556,559	# 686230, 5.50% due 2/1/18	$1,561,999
1,693,814	# 254685, 5.00% due 4/1/18	1,674,046
1,485,827	# 740449, 5.50% due 9/1/18	1,491,020
1,542,897	# 768557, 5.50% due 2/1/19	1,548,290
437,848	# 255159, 5.50% due 3/1/19	439,378
21,401	# 313796, 9.50% due 2/1/21	23,140
10,766	# 125275, 7.00% due 3/1/24	11,242
69,334	# 313795, 9.50% due 1/1/25	76,020
376,082	# 373328, 8.00% due 3/1/27	399,399
249,641	# 390895, 8.00% due 6/1/27	265,118
53,832	# 395715, 8.00% due 8/1/27	57,169
501,558	# 397602, 8.00% due 8/1/27	532,654
32,787	# 405845, 8.00% due 11/1/27	34,819
9,754	# 499335, 6.50% due 8/1/29	10,070
43,219	# 252806, 7.50% due 10/1/29	45,316
2,783	# 523497, 7.50% due 11/1/29	2,918
16,725	# 588945, 7.00% due 6/1/31	17,487
470,011	# 607862, 7.00% due 9/1/31	491,419
119,005	# 624571, 7.00% due 3/1/32	124,381
73,021	# 656872, 6.50% due 8/1/32	75,249
115,934	# 687575, 7.00% due 2/1/33	120,707
4,361,920	# 789856, 6.00% due 8/1/34	4,406,938
1,226,886	# 820811, 6.00% due 4/1/35	1,237,235
2,222,792	# 829202, 5.00% due 7/1/35	2,149,633
2,010,370	# 826586, 5.00% due 8/1/35	1,944,202
1,630,295	# 867021, 7.00% due 3/1/36	1,683,839
1,132,330	# 256216, 7.00% due 4/1/36	1,169,519
4,969,792	# 898412, 5.00% due 10/1/36	4,802,959
1,487,922	# 910894, 5.00% due 2/1/37	1,437,443
2,000,198	# 912456, 6.50% due 3/1/37	2,042,382
		31,603,274
	Government National Mortgage Association — 4.8%
95,197	# 460389, 7.00% due 5/15/28	99,903
33,760	# 464049, 7.00% due 7/15/28	35,429
55,120	# 476259, 7.00% due 8/15/28	57,845
27,840	# 496632, 7.00% due 12/15/28	29,216
153,967	# 539971, 7.00% due 1/15/31	161,533
51,570	# 485264, 7.50% due 2/15/31	54,030
22,833	# 556417, 7.00% due 6/15/31	23,955
88,068	# 559304, 7.00% due 9/15/31	92,395
134,119	# 570289, 7.00% due 1/15/32	140,747
327,269	# 574687, 6.00% due 4/15/34	332,121

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2007 — (Unaudited)

Face Amount		Value
MORTGAGE-BACKED SECURITIES[2] — (Continued)
	Government National Mortgage Association — (Continued)
$3,500,000	TBA, 5.50% due 5/1/37[3]	$3,480,313
5,000,000	TBA, 6.00% due 5/1/37[3]	5,067,190
		9,574,677
	TOTAL MORTGAGE-BACKED SECURITIES (Cost $61,591,617)	61,379,010
COLLATERALIZED MORTGAGE OBLIGATIONS — 0.4%
484,573	Credit-Based Asset Servicing and Securitization, Series 1999-CB1-Class 1A, 6.50% due 9/25/26	492,210
237,673	Washington Mutual Mortgage Securities Corp., Series 2003-MS9-Class 1P (PO), 0.00% due 4/25/33	206,148
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $676,153)	698,358
CORPORATE NOTES — 26.5%
5,000,000	American General Finance Corp., 4.50% due 11/15/07	4,980,835
7,000,000	Citigroup, Inc., 5.00% due 9/15/14	6,849,402
6,000,000	General Electric Capital Corp., 5.875% due 2/15/12	6,189,198
6,000,000	Goldman Sachs Group, Inc., 5.125% due 1/15/15	5,866,092
5,000,000	IBM Corp., 4.75% due 11/29/12	4,942,065
6,000,000	JPMorgan Chase & Co., 5.15% due 10/1/15	5,903,340
7,000,000	Procter & Gamble Co. (The), 4.85% due 12/15/15	6,828,213
6,000,000	Wal-Mart Stores, Inc., 4.55% due 5/1/13	5,816,256
6,000,000	Wells Fargo & Co., 5.125% due 9/15/16	5,889,648
	TOTAL CORPORATE NOTES (Cost $53,344,108)	53,265,049
US TREASURY NOTES/BONDS — 15.0%
8,862,400	U.S. Inflation Index Treasury Bond (TIPS), 1.875% due 7/15/13[1]	8,759,579
3,500,000	U.S. Treasury Bond, 8.75% due 5/15/20[1]	4,828,908
3,000,000	U.S. Treasury Bond, 7.875% due 2/15/21[1]	3,910,314
3,100,000	U.S. Treasury Bond, 6.125% due 8/15/29[1]	3,619,975
3,000,000	U.S. Treasury Note 6.00% due 8/15/09	3,091,758
6,000,000	U.S. Treasury Note 4.625% due 2/15/17	5,997,186
	TOTAL US TREASURY NOTES/BONDS (Cost $30,146,738)	30,207,720

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Government Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2007 — (Unaudited)

Face Amount		Value
REPURCHASE AGREEMENTS — 6.1%
$20,651	With Investors Bank & Trust Co., dated 4/30/07, 4.75%, principal and interest in the amount of $20,654, due 5/1/07, (collateralized by FN #832911 with a par value of $21,695, coupon rate of 4.694%, due 9/1/35, market value of $21,684)	$20,651
12,200,000	With Merrill Lynch & Co., Inc., dated 4/30/07, 5.18%, principal and interest in the amount of $12,201,755, due 5/1/07, (collateralized by FNR #2007-19FA with a par value of $12,449,461, coupon rate of 5.66%, due 3/25/37, market value of $12,449,461)	12,200,000
	TOTAL REPURCHASE AGREEMENTS (Cost $12,220,651)	12,220,651

TOTAL INVESTMENTS (Cost $207,830,096)[4]	103.2%	$207,511,426
LIABILITIES IN EXCESS OF OTHER ASSETS	(3.2)	(6,480,093)
NET ASSETS	100.0%	$201,031,333

t  Percentages indicated are based on net assets.

1  All or a portion of security segregated as collateral for when-issued securities.

2  Represents current face amount at April 30, 2007.

3  When-issued security.

4  Aggregate cost for federal tax purposes was $207,830,096.

Abbreviations:

FN — Federal National Mortgage Association

FNR — Federal National Mortgage Association REMIC

PO — Principal Only

TBA — To be announced

TIPS — Treasury Inflation Protected Security

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio
SECTOR DIVERSIFICATION

On April 30, 2007, sector diversification of the Portfolio was as follows (Unaudited):

	% of Net Assets	Value
SECTOR:
Corporate	26.5%	$53,265,049
Federal Home Loan Mortgage Corporation	18.7	37,732,594
Federal Home Loan Bank	16.0	32,209,103
Federal National Mortgage Association	15.7	31,603,274
US Treasury	15.0	30,207,720
Government National Mortgage Association	4.8	9,574,677
Collateralized Mortgage Obligations	0.4	698,358
TOTAL	97.1%	$195,290,775
REPURCHASE AGREEMENTS	6.1	12,220,651
TOTAL INVESTMENTS	103.2%	$207,511,426

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Strategic Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2007 — (Unaudited)

Shares		Value
COMMON STOCKS[t] — 99.9%
	Aerospace & Defense — 4.5%
17,892	Boeing Co.	$1,663,956
33,290	United Technologies Corp.	2,234,758
		3,898,714
	Beverages — 2.0%
5,000	Diageo Plc - Sponsored ADR	422,000
20,330	PepsiCo, Inc.	1,343,610
		1,765,610
	Capital Markets — 4.8%
6,645	Goldman Sachs Capital, Inc.	1,452,663
30,675	Merrill Lynch & Co., Inc.	2,767,805
		4,220,468
	Chemicals — 1.6%
18,220	Air Products & Chemicals, Inc.	1,393,830
	Commercial Services & Supplies — 2.6%
25,395	Dun & Bradstreet Corp.	2,293,168
	Communications Equipment — 3.1%
58,950	Cisco Systems, Inc.[1]	1,576,323
44,525	Nokia OYJ ADR[1]	1,124,256
		2,700,579
	Computers & Peripherals — 4.5%
9,260	Apple Inc.[1]	924,148
38,000	Hewlett-Packard Co.	1,601,320
14,145	International Business Machines Corp.	1,445,760
		3,971,228
	Diversified Consumer Services — 1.7%
15,500	ITT Educational Services, Inc.[1]	1,506,755
	Diversified Financial Services — 7.2%
28,500	CIT Group, Inc.	1,700,025
40,810	Citigroup, Inc.	2,188,232
47,000	J.P. Morgan Chase & Co.	2,448,700
		6,336,957
	Diversified Telecommunication Services — 1.8%
55,000	NeuStar, Inc. - Class A1	1,581,800
	Electric Utilities — 0.5%
8,500	Edison International	444,975

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Strategic Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2007 — (Unaudited)

Shares		Value
COMMON STOCKS[t] — (Continued)
	Electrical Equipment — 1.8%
32,000	Cooper Industries, Ltd. - Class A	$1,592,320
	Food Products — 3.4%
34,850	Kellogg Co.	1,843,914
29,249	McCormick & Co., Inc.	1,085,723
		2,929,637
	Health Care Equipment & Supplies — 1.4%
25,000	Kinetic Concepts, Inc.[1,2]	1,250,000
	Health Care Providers & Services — 3.6%
15,000	Express Scripts, Inc.[1]	1,433,250
33,000	UnitedHealth Group, Inc.	1,750,980
		3,184,230
	Hotels, Restaurants & Leisure — 2.4%
33,850	Yum! Brands, Inc.	2,093,961
	Household Products — 4.5%
39,000	Church & Dwight, Inc.[2]	1,978,470
29,250	Colgate-Palmolive Co.	1,981,395
		3,959,865
	Independent Power Producers & Energy Traders — 1.5%
20,500	TXU Corp.	1,344,390
	Industrial Conglomerates — 2.6%
43,115	McDermott International, Inc.[1]	2,313,551
	Insurance — 8.3%
29,400	ACE, Ltd.	1,748,124
14,225	AMBAC Financial Group, Inc.[2]	1,305,855
33,095	Assurant, Inc.	1,903,955
24,300	Prudential Financial, Inc.	2,308,500
		7,266,434
	IT Services — 2.1%
47,775	Accenture, Ltd. - Class A2	1,868,003
	Life Sciences Tools & Services — 2.5%
36,500	Waters Corp.[1]	2,169,195
	Metals & Mining — 1.3%
23,630	BHP Billiton Ltd. ADR[2]	1,154,089
	Multiline Retail — 2.0%
31,825	Nordstrom, Inc.	1,747,829

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Strategic Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2007 — (Unaudited)

Shares		Value
COMMON STOCKS[t] — (Continued)
	Oil, Gas & Consumable Fuels — 9.5%
18,000	Apache Corp.	$1,305,000
31,045	Exxon Mobil Corp.	2,464,352
39,620	Hess Corp.	2,248,435
32,500	Valero Energy Corp.	2,282,475
		8,300,262
	Pharmaceuticals — 5.2%
40,155	Forest Laboratories, Inc.[1,2]	2,136,648
27,720	Johnson & Johnson	1,780,178
11,680	Wyeth	648,240
		4,565,066
	Semiconductors & Semiconductor Equipment — 1.6%
47,000	Intersil Corp. - Class A	1,400,130
	Software — 4.1%
15,000	Adobe Systems, Inc.[1]	623,400
18,750	Autodesk, Inc.[1]	773,813
14,245	Microsoft Corp.	426,495
92,000	Oracle Corp.[1]	1,729,600
		3,553,308
	Specialty Retail — 3.1%
25,125	American Eagle Outfitters, Inc.	740,434
31,130	Sherwin-Williams Co. (The)	1,985,160
		2,725,594
	Textiles, Apparel & Luxury Goods — 2.0%
36,450	Coach, Inc.[1]	1,779,854
	Thrifts & Mortgage Finance — 1.5%
22,750	Radian Group, Inc.	1,322,003
	Wireless Telecommunication Services — 1.2%
13,924	NII Holdings, Inc. - Class B1,2	1,068,667
	TOTAL COMMON STOCKS (Cost $68,185,189)	87,702,472
Face Amount
INVESTMENTS OF SECURITY LENDING COLLATERAL — 10.2%
$477,064	Bank of America, Bank Note, 5.31%, due 5/17/07	477,064
286,238	Barclays, Eurodollar Term, 5.295%, due 6/4/07	286,238
572,477	BGI Institutional Money Market Fund	572,477

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Strategic Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2007 — (Unaudited)

Face Amount		Value
INVESTMENTS OF SECURITY LENDING COLLATERAL — (Continued)
$286,238	Calyon, Eurodollar Term, 5.30%, due 5/17/07	$286,238
286,238	Canadian Imperial Bank of Commerce, Eurodollar Term, 5.28%, due 5/29/07	286,238
286,238	Charta LLC, Commercial Paper, 5.296%, due 5/9/07	286,238
286,238	Credit Suisse First Boston Corporation, Eurodollar Term, 5.30%, due 5/17/07	286,238
477,064	Fortis Bank, Eurodollar Term, 5.28%, due 5/23/07	477,064
286,238	Jupiter Securitization Corp., Commercial Paper, 5.292%, due 5/2/07	286,238
286,238	Lloyds TSB Bank, Eurodollar Term, 5.27%, due 5/24/07	286,238
667,890	Merrill Lynch & Co., Inc., Repurchase Agreement, 5.21%, due 5/1/07	667,890
572,477	Morgan Stanley Dean Witter & Co., Repurchase Agreement, 5.24%, due 5/1/07	572,477
477,064	National Australia Bank, Eurodollar Overnight, 5.30%, due 5/1/07	477,064
286,238	Paradigm Funding LLC, Commercial Paper, 5.297%, due 5/29/07	286,238
286,238	Ranger Funding, Commercial Paper, 5.293%, due 6/19/07	286,238
497,030	Reserve Primary Money Market Fund	497,030
477,064	Skandinaviska Enskilda Banken AB, Eurodollar Term, 5.28%, due 5/15/07	477,064
477,064	Societe Generale, Eurodollar Overnight, 5.313%, due 5/1/07	477,064
697,826	Svenska Handlesbanken, Eurodollar Overnight, 5.31%, due 5/1/07	697,826
477,065	UBS AG, Eurodollar Term, 5.28%, due 6/1/07	477,065
477,064	Yorktown Capital LLC, Commercial Paper, 5.295%, due 5/14/07	477,064
	TOTAL INVESTMENTS OF SECURITY LENDING COLLATERAL (Cost $8,923,291)	8,923,291

TOTAL INVESTMENTS (Cost $77,108,480)[3]	110.1%	$96,625,763
LIABILITIES IN EXCESS OF OTHER ASSETS	(10.1)	(8,897,788)
NET ASSETS	100.0%	$87,727,975

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Strategic Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2007 — (Unaudited)

t  Percentages indicated are based on net assets.

1  Non-income producing security.

2  Securities or partial securities on loan. See Note 5.

3  Aggregate cost for federal tax purposes was $77,143,536.

Abbreviations:

ADR — American Depositary Receipt

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Strategic Equity Portfolio
INDUSTRY DIVERSIFICATION

On April 30, 2007, industry diversification of the Portfolio was as follows (Unaudited):

	% of Net Assets	Value
INDUSTRIES:
Oil, Gas & Consumable Fuels	9.5%	$8,300,262
Insurance	8.3	7,266,434
Diversified Financial Services	7.2	6,336,957
Pharmaceuticals	5.2	4,565,066
Capital Markets	4.8	4,220,468
Computers & Peripherals	4.5	3,971,228
Household Products	4.5	3,959,865
Aerospace & Defense	4.5	3,898,714
Software	4.1	3,553,308
Health Care Providers & Services	3.6	3,184,230
Food Products	3.4	2,929,637
Specialty Retail	3.1	2,725,594
Communications Equipment	3.1	2,700,579
Industrial Conglomerates	2.6	2,313,551
Commercial Services & Supplies	2.6	2,293,168
Life Sciences Tools & Services	2.5	2,169,195
Hotels, Restaurants & Leisure	2.4	2,093,961
IT Services	2.1	1,868,003
Textiles, Apparel & Luxury Goods	2.0	1,779,854
Beverages	2.0	1,765,610
Multiline Retail	2.0	1,747,829
Electrical Equipment	1.8	1,592,320
Diversified Telecommunication Services	1.8	1,581,800
Diversified Consumer Services	1.7	1,506,755
Semiconductors & Semiconductor Equipment	1.6	1,400,130
Chemicals	1.6	1,393,830
Independent Power Producers & Energy Traders	1.5	1,344,390
Thrifts & Mortgage Finance	1.5	1,322,003
Health Care Equipment & Supplies	1.4	1,250,000
Metals & Mining	1.3	1,154,089
Wireless Telecommunication Services	1.2	1,068,667
Electric Utilities	0.5	444,975
TOTAL COMMON STOCKS	99.9%	$87,702,472
INVESTMENTS OF SECURITY LENDING COLLATERAL	10.2	8,923,291
TOTAL INVESTMENTS	110.1%	$96,625,763

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2007 — (Unaudited)

Shares		Value
COMMON STOCKS[t] — 99.3%
	Aerospace & Defense — 1.1%
58,600	Teledyne Technologies, Inc.[1]	$2,584,846
	Apparel Retailers — 0.7%
46,449	Jos. A. Bank Clothiers, Inc.[1,2]	1,794,789
	Automotive — 2.2%
83,347	Sonic Automotive, Inc.	2,382,891
95,728	Tenneco Automotive, Inc.[1]	2,867,054
		5,249,945
	Banking — 4.3%
35,740	City Bank Lynnwood, WA.	1,115,445
39,083	First Community Bancorp	2,144,093
102,015	Frontier Financial Corp.[2]	2,535,073
93,560	MCG Capital Corp.	1,648,527
33,540	Preferred Bank	1,227,564
69,805	Umpqua Holdings Corp.	1,740,937
		10,411,639
	Basic Industry — 3.6%
44,280	AptarGroup, Inc.	3,243,510
27,218	Mettler-Toledo International, Inc.[1]	2,657,021
47,520	Silgan Holdings, Inc.	2,726,698
		8,627,229
	Beverages, Food & Tobacco — 0.9%
57,951	J & J Snack Foods Corp.	2,258,350
	Building Materials — 1.0%
54,610	Andersons (The), Inc.[2]	2,536,634
	Chemicals — 2.7%
54,362	Cytec Industries, Inc.	2,984,474
45,904	FMC Corp.	3,531,395
		6,515,869
	Commercial Services — 7.7%
33,810	CRA International, Inc.[1,2]	1,743,582
40,780	Huron Consulting Group, Inc.[1]	2,469,229
119,020	Korn/Ferry International[1]	2,805,301
86,711	PeopleSupport, Inc.[1,2]	1,089,957
49,333	Steiner Leisure, Ltd.[1]	2,391,664
73,420	United Rentals, Inc.[1]	2,459,570
69,763	Watson Wyatt & Co. Holdings	3,287,930
76,590	Wright Express Corp.[1]	2,413,351
		18,660,584

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2007 — (Unaudited)

Shares		Value
COMMON STOCKS[t] — (Continued)
	Communications — 1.2%
163,156	ADC Telecommunications, Inc.[1]	$3,002,070
	Computer Software & Processing — 1.0%
78,290	Kenexa Corp.[1]	2,423,858
	Computers & Information — 1.2%
83,342	NETGEAR, Inc.[1]	2,801,125
	Consumer Services — 1.1%
39,640	Jack In The Box, Inc.[1]	2,640,817
	Diversified Financial Services — 0.7%
76,619	Calamos Asset Management, Inc. - Class A	1,797,482
	Drugs & Health Care — 1.0%
78,690	Medicis Pharmaceutical Corp. - Class A2	2,392,176
	Education — 0.8%
49,354	Bright Horizons Family Solution, Inc.[1]	1,906,051
	Electronics — 4.7%
56,131	Brady Corp. - Class A	1,844,465
47,636	Cymer, Inc.[1]	1,929,734
85,044	Trimble Navigation, Ltd.[1]	2,439,062
37,676	WESCO International, Inc.[1]	2,379,993
56,200	Woodward Governor Co.	2,773,470
		11,366,724
	Energy — 1.4%
73,072	Oceaneering International, Inc.[1]	3,473,843
	Entertainment & Leisure — 2.0%
78,143	Ameristar Casinos, Inc.	2,372,421
63,230	WMS Industries, Inc.[1]	2,520,348
		4,892,769
	Financial Services — 1.3%
51,535	FirstFed Financial Corp.[1,2]	3,168,372
	Food Retailers — 1.0%
55,229	Pantry (The), Inc.[1,2]	2,484,753
	Health Care — 3.3%
73,070	Emergency Medical Services[1]	2,446,384
32,382	Stericycle, Inc.[1]	2,821,767
52,670	West Pharmaceutical Services	2,621,386
		7,889,537

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2007 — (Unaudited)

Shares		Value
COMMON STOCKS[t] — (Continued)
	Health Care Providers — 8.0%
98,566	Amedisys, Inc.[1,2]	$3,090,044
64,600	LifePoint Hospital, Inc.[1]	2,358,546
53,730	MWI Veterinary Supply, Inc.[1]	1,996,607
49,347	Pediatrix Medical Group, Inc.[1]	2,815,246
100,296	Psychiatric Solutions, Inc.[1]	3,517,381
74,870	Sunrise Senior Living, Inc.[1,2]	2,866,772
66,296	VCA Antech, Inc.[1]	2,614,051
		19,258,647
	Heavy Machinery — 1.2%
47,552	Bucyrus International, Inc. - Class A2	2,983,412
	Home Construction, Furnishings & Appliances — 1.5%
100,380	BE Aerospace, Inc.[1]	3,678,927
	Household Products — 1.7%
101,958	Apogee Enterprises, Inc.	2,455,149
78,172	Lifetime Brands, Inc.[2]	1,705,713
		4,160,862
	Industrial — 3.6%
139,410	Gardner Denver, Inc.[1]	5,269,698
25,607	Middleby Corp. (The)[1,2]	3,515,329
		8,785,027
	Insurance — 2.1%
102,134	Selective Insurance Group, Inc.	2,663,655
98,598	United America Indemnity, Ltd. - Class A1	2,462,978
		5,126,633
	Medical Supplies — 0.8%
51,107	DJ Orthopedics, Inc.[1]	1,996,239
	Metals — 2.3%
20,437	Carpenter Technology Corp.	2,480,439
71,389	Crane Co.	3,034,746
		5,515,185
	Oil & Gas — 4.1%
328,032	Grey Wolf, Inc.[1,2]	2,348,709
39,079	Holly Corp.	2,485,424
187,069	Petrohawk Energy Corp.[1]	2,703,147
171,718	Pioneer Drilling Co.[1]	2,354,254
		9,891,534

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2007 — (Unaudited)

Shares		Value
COMMON STOCKS[t] — (Continued)
	Pharmaceuticals — 1.0%
96,804	Sciele Pharma, Inc.[1,2]	$2,392,995
	Real Estate — 1.8%
40,797	Jones Lang Lasalle, Inc.	4,385,269
	REIT — 6.6%
26,880	Entertainment Properties Trust	1,624,090
210,698	Equity Inns, Inc.	3,602,936
218,073	Highland Hospitality Corp.	4,154,291
205,620	Medical Properties Trust, Inc.[2]	2,928,029
159,821	Senior Housing Property Trust	3,648,713
		15,958,059
	Restaurants — 1.1%
127,493	CKE Restaurants, Inc.	2,589,383
	Retailers — 2.7%
49,670	Build-A-Bear Workshop, Inc.[1,2]	1,368,408
50,340	Childrens Place[1]	2,661,476
125,150	Insight Enterprises, Inc.[1]	2,480,473
		6,510,357
	Technology — 6.2%
90,288	Avocent Corp.[1]	2,528,967
86,749	Benchmark Electronics, Inc.[1,2]	1,837,344
69,868	Digital River, Inc.[1]	4,089,374
52,637	MICROS Systems, Inc.[1]	2,884,508
51,105	MTS Systems Corp.	2,172,473
82,150	QLogic Corp.[1]	1,468,842
		14,981,508
	Technology Systems/Semi Conductors — 1.1%
71,314	Diodes, Inc.[1]	2,632,913
	Telecommunications — 2.9%
54,490	Atlantic Tele-Network, Inc.	1,375,328
73,100	Commscope, Inc.[1]	3,410,115
69,790	InterDigital Communications Corp.[1,2]	2,294,695
		7,080,138
	Telephone Systems — 1.0%
185,293	Brightpoint, Inc.[1,2]	2,464,397
	Textiles, Clothing & Fabrics — 2.4%
63,020	Crocs, Inc.[1,2]	3,521,558
42,300	Phillips-Van Heusen Corp.	2,364,570
		5,886,128

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2007 — (Unaudited)

Shares/ Face Amount		Value
COMMON STOCKS[t] — (Continued)
	Transportation — 1.0%
78,380	American Commercial Lines, Inc.[1]	$2,309,859
	Utilities — 1.3%
54,413	Energen Corp.	3,049,849
	TOTAL COMMON STOCKS (Cost $175,252,206)	240,516,783
REPURCHASE AGREEMENT — 0.9%
$2,252,942	With Investors Bank & Trust Co., dated 4/30/07, 4.75%, principal and interest in the amount of $2,253,239, due 5/1/07, (collateralized by SBA #506138 with a par value of $2,218,728, coupon rate of 8.125%, due 11/25/2027, market value of $2,365,589)	2,252,942
	TOTAL REPURCHASE AGREEMENT (Cost $2,252,942)	2,252,942
INVESTMENTS OF SECURITY LENDING COLLATERAL — 18.4%
2,381,581	Bank of America, Bank Note, 5.31%, due 5/17/07	2,381,581
1,428,948	Barclays, Eurodollar Term, 5.295%, due 6/4/07	1,428,948
2,857,897	BGI Institutional Money Market Fund	2,857,897
1,428,948	Calyon, Eurodollar Term, 5.30%, due 5/17/07	1,428,948
1,428,948	Canadian Imperial Bank of Commerce, Eurodollar Term, 5.28%, due 5/29/07	1,428,948
1,428,948	Charta LLC, Commercial Paper, 5.296%, due 5/9/07	1,428,948
1,428,948	Credit Suisse First Boston Corporation, Eurodollar Term, 5.30%, due 5/17/07	1,428,948
2,381,581	Fortis Bank, Eurodollar Term, 5.28%, due 5/23/07	2,381,581
1,428,948	Jupiter Securitization Corp., Commercial Paper, 5.292%, due 5/2/07	1,428,948
1,428,948	Lloyds TSB Bank, Eurodollar Term, 5.27%, due 5/24/07	1,428,948
3,334,213	Merrill Lynch & Co., Inc., Repurchase Agreement, 5.21%, due 5/1/07	3,334,213
2,857,897	Morgan Stanley Dean Witter & Co., Repurchase Agreement, 5.24%, due 5/1/07	2,857,897

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2007 — (Unaudited)

Face Amount		Value
INVESTMENTS OF SECURITY LENDING COLLATERAL — (Continued)
$2,381,581	National Australia Bank, Eurodollar Overnight, 5.30%, due 5/1/07	$2,381,581
1,428,948	Paradigm Funding LLC, Commercial Paper, 5.297%, due 5/29/07	1,428,948
1,428,948	Ranger Funding, Commercial Paper, 5.293%, due 6/19/07	1,428,948
2,481,254	Reserve Primary Money Market Fund	2,481,254
2,381,581	Skandinaviska Enskilda Banken AB, Eurodollar Term, 5.28%, due 5/15/07	2,381,581
2,381,581	Societe Generale, Eurodollar Overnight, 5.313%, due 5/1/07	2,381,581
3,483,656	Svenska Handlesbanken, Eurodollar Overnight, 5.31%, due 5/1/07	3,483,656
2,381,581	UBS AG, Eurodollar Term, 5.28%, due 6/1/07	2,381,581
2,381,581	Yorktown Capital LLC, Commercial Paper, 5.295%, due 5/14/07	2,381,581
	TOTAL INVESTMENTS OF SECURITY LENDING COLLATERAL (Cost $44,546,516)	44,546,516

TOTAL INVESTMENTS (Cost $222,051,664)[3]	118.6%	$287,316,241
LIABILITIES IN EXCESS OF OTHER ASSETS	(18.6)	(45,079,112)
NET ASSETS	100.0%	$242,237,129

t  Percentages indicated are based on net assets.

1  Non-income producing security.

2  Securities or partial securities on loan. See Note 5.

3  Aggregate cost for federal tax purposes was $222,464,218.

Abbreviations:

REIT — Real Estate Investment Trust

SBA — Small Business Administration

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
INDUSTRY DIVERSIFICATION

On April 30, 2007, industry diversification of the Portfolio was as follows (Unaudited):

	% of Net Assets	Value
INDUSTRIES:
Health Care Providers	8.0%	$19,258,647
Commercial Services	7.7	18,660,584
REIT	6.6	15,958,059
Technology	6.2	14,981,508
Electronics	4.7	11,366,724
Banking	4.3	10,411,639
Oil & Gas	4.1	9,891,534
Industrial	3.6	8,785,027
Basic Industry	3.6	8,627,229
Health Care	3.3	7,889,537
Telecommunications	2.9	7,080,138
Chemicals	2.7	6,515,869
Retailers	2.7	6,510,357
Textiles, Clothing & Fabrics	2.4	5,886,128
Metals	2.3	5,515,185
Automotive	2.2	5,249,945
Insurance	2.1	5,126,633
Entertainment & Leisure	2.0	4,892,769
Real Estate	1.8	4,385,269
Household Products	1.7	4,160,862
Home Construction, Furnishings & Appliances	1.5	3,678,927
Energy	1.4	3,473,843
Financial Services	1.3	3,168,372
Utilities	1.3	3,049,849
Communications	1.2	3,002,070
Heavy Machinery	1.2	2,983,412
Computers & Information	1.2	2,801,125
Consumer Services	1.1	2,640,817
Technology Systems/Semi Conductors	1.1	2,632,913
Restaurants	1.1	2,589,383
Aerospace & Defense	1.1	2,584,846
Building Materials	1.0	2,536,634
Food Retailers	1.0	2,484,753
Telephone Systems	1.0	2,464,397
Computer Software & Processing	1.0	2,423,858
Pharmaceuticals	1.0	2,392,995
Drugs & Health Care	1.0	2,392,176
Transportation	1.0	2,309,859
Beverages, Food & Tobacco	0.9	2,258,350
Medical Supplies	0.8	1,996,239
Education	0.8	1,906,051
Diversified Financial Services	0.7	1,797,482
Apparel Retailers	0.7	1,794,789
TOTAL COMMON STOCKS	99.3%	$240,516,783
REPURCHASE AGREEMENT	0.9	2,252,942
INVESTMENTS OF SECURITY LENDING COLLATERAL	18.4	44,546,516
TOTAL INVESTMENTS	118.6%	$287,316,241

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap Value Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2007 — (Unaudited)

Shares		Value
COMMON STOCKS[t] — 100.2%
	Aerospace & Defense — 2.8%
15,762	Honeywell International, Inc.	$853,985
5,387	Lockheed Martin Corp.	517,906
		1,371,891
	Automotive — 0.6%
3,393	Paccar, Inc.	284,944
	Banking — 8.1%
14,370	Barclays PLC, Sponsored ADR[2]	834,035
17,160	CapitalSource, Inc.	442,213
3,106	Deutsche Bank AG2	476,926
8,181	Federal Home Loan Mortgage Corp.	529,965
13,773	PNC Financial Services Group, Inc.	1,020,579
21,005	Wells Fargo & Co.	753,870
		4,057,588
	Beverages, Food & Tobacco — 6.0%
18,359	Altria Group, Inc.	1,265,302
13,973	Archer-Daniels-Midland Co.	540,755
8,781	Carolina Group	672,010
7,620	PepsiCo, Inc.	503,606
		2,981,673
	Chemicals — 0.9%
13,968	Lyondell Chemical Company	434,684
	Communications — 3.1%
13,165	Koninklijke Philips Electronics NV, NY Shares	540,292
19,162	Sony Corp., Sponsored ADR	1,020,568
		1,560,860
	Computers & Information — 1.9%
22,749	Hewlett-Packard Co.	958,643
	Consumer Services — 1.5%
21,551	Disney (Walt) Co.	753,854
	Cosmetics & Personal Care — 2.3%
17,561	Procter & Gamble Co. (The)	1,129,348
	Electric Utilities — 4.8%
40,717	Duke Energy Corp.	835,513
12,925	FirstEnergy Corp.	884,587
15,014	Mirant Corp[1]	673,678
		2,393,778

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap Value Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2007 — (Unaudited)

Shares		Value
COMMON STOCKS[t] — (Continued)
	Electrical Equipment — 1.4%
14,849	Emerson Electric Co.	$697,755
	Energy — 4.2%
26,145	Exxon Mobil Corp.	2,075,390
	Financial Services — 12.3%
29,710	Bank of America Corp.	1,512,239
35,523	Citigroup, Inc.	1,904,743
28,704	J.P. Morgan Chase & Co.	1,495,478
6,013	Lehman Brothers Holdings, Inc.	452,659
8,774	Merrill Lynch & Co., Inc.	791,678
		6,156,797
	Health Care — 3.1%
6,722	Medco Health Solutions, Inc.[1]	524,450
12,772	WellPoint, Inc.[1]	1,008,605
		1,533,055
	Heavy Machinery — 1.9%
7,784	Caterpillar, Inc.	565,274
10,975	Chicago Bridge & Iron Co. NV	380,064
		945,338
	Household Products — 1.0%
9,778	Rohm & Haas Co.	500,340
	Insurance — 8.5%
14,093	American International Group, Inc.	985,242
14,170	Axis Capital Holdings Ltd.	525,707
10,575	Hartford Financial Services Group, Inc.	1,070,190
7,423	Lincoln National Corp.	528,147
23,754	Loews Corp.	1,124,039
		4,233,325
	Metals — 0.8%
12,179	Commercial Metals Co.	408,362
	Multi-Line Insurance — 1.1%
10,975	PMI Group, Inc. (The)	531,958
	Oil & Gas — 10.6%
15,570	Chevron Corp.	1,211,190
21,751	ConocoPhillips	1,508,432
2,213	ENSCO International, Inc.	124,769
7,921	Marathon Oil Corp.	804,378

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap Value Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2007 — (Unaudited)

Shares		Value
COMMON STOCKS[t] — (Continued)
	Oil & Gas — (Continued)
9,180	Murphy Oil Corp.	$508,939
7,373	Valero Energy Corp.	517,806
20,158	Williams Cos., Inc.	594,661
		5,270,175
	Pharmaceuticals — 6.0%
17,165	McKesson Corp.	1,009,817
55,682	Pfizer, Inc.	1,473,346
11,414	Sanofi-Aventis, ADR[2]	523,446
		3,006,609
	Process Industries — 4.1%
22,466	Alcoa, Inc.	797,317
34,229	General Electric Co.	1,261,681
		2,058,998
	REIT — 1.2%
23,153	Host Marriott Corp.	593,643
	Restaurants — 2.1%
21,755	McDonald's Corp.	1,050,331
	Retailers — 3.6%
29,140	CVS/Caremark Corp.	1,056,034
9,176	J.C. Penney Co., Inc. (Holding Co.)	725,730
		1,781,764
	Technology — 1.6%
14,600	Electronic Data Systems Corp.	426,904
22,555	Vishay Intertechnology, Inc.[1]	375,541
		802,445
	Telecommunications — 2.9%
37,718	AT&T, Inc.	1,460,441
	Utilities — 1.8%
26,941	Telefonos de Mexico SA de CV ADR[2]	919,766
	TOTAL COMMON STOCKS (Cost $42,263,612)	49,953,755

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap Value Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2007 — (Unaudited)

Face Amount		Value
REPURCHASE AGREEMENT — 1.4%
$703,568	With Investors Bank & Trust Co., dated 4/30/07, 4.75%, principal and interest in the amount of $703,661 due 5/1/07, (collateralized by SBA #504900 with a par value of $701,700, coupon rate of 7.875%, due 3/25/25, market value of $738,746)	$703,568
	TOTAL REPURCHASE AGREEMENT (Cost $703,568)	703,568
INVESTMENTS OF SECURITY LENDING COLLATERAL — 6.6%
175,136	Bank of America, Bank Note, 5.31%, due 5/17/07	175,136
105,082	Barclays, Eurodollar Term, 5.295%, due 6/4/07	105,082
210,163	BGI Institutional Money Market Fund	210,163
105,082	Calyon, Eurodollar Term, 5.30%, due 5/17/07	105,082
105,082	Canadian Imperial Bank of Commerce, Eurodollar Term, 5.28%, due 5/29/07	105,082
105,082	Charta LLC, Commercial Paper, 5.296%, due 5/9/07	105,082
105,082	Credit Suisse First Boston Corporation, Eurodollar Term, 5.30%, due 5/17/07	105,082
175,136	Fortis Bank, Eurodollar Term, 5.28%, due 5/23/07	175,136
105,082	Jupiter Securitization Corp., Commercial Paper, 5.292%, due 5/2/07	105,082
105,082	Lloyds TSB Bank, Eurodollar Term, 5.27%, due 5/24/07	105,082
245,190	Merrill Lynch & Co., Inc., Repurchase Agreement, 5.21%, due 5/1/07	245,190
210,162	Morgan Stanley Dean Witter & Co., Repurchase Agreement, 5.24%, due 5/1/07	210,162
175,135	National Australia Bank, Eurodollar Overnight, 5.30%, due 5/1/07	175,135
105,082	Paradigm Funding LLC, Commercial Paper, 5.297%, due 5/29/07	105,082
105,082	Ranger Funding, Commercial Paper, 5.293%, due 6/19/07	105,082
182,466	Reserve Primary Money Market Fund	182,466
175,136	Skandinaviska Enskilda Banken AB, Eurodollar Term, 5.28%, due 5/15/07	175,136
175,135	Societe Generale, Eurodollar Overnight, 5.313%, due 5/1/07	175,135
256,179	Svenska Handlesbanken, Eurodollar Overnight, 5.31%, due 5/1/07	256,179
175,136	UBS AG, Eurodollar Term, 5.28%, due 6/1/07	175,136

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap Value Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2007 — (Unaudited)

Face Amount		Value
INVESTMENTS OF SECURITY LENDING COLLATERAL — (Continued)
$175,136	Yorktown Capital LLC, Commercial Paper, 5.295%, due 5/14/07	$175,136
	TOTAL INVESTMENTS OF SECURITY LENDING COLLATERAL (Cost $3,275,848)	3,275,848

TOTAL INVESTMENTS (Cost $46,243,028)[3]	108.2%	$53,933,171
LIABILITIES IN EXCESS OF OTHER ASSETS	(8.2)	(4,072,199)
NET ASSETS	100.0%	$49,860,972

t  Percentages indicated are based on net assets.

1  Non-income producing security.

2  Securities or partial securities on loan. See Note 5.

3  Aggregate cost for federal tax purposes was $46,365,692.

Abbreviations:

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

SBA — Small Business Administration

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap Value Portfolio
INDUSTRY DIVERSIFICATION

On April 30, 2007, industry diversification of the Portfolio was as follows (Unaudited):

	% of Net Assets	Value
INDUSTRIES:
Financial Services	12.3%	$6,156,797
Oil & Gas	10.6	5,270,175
Insurance	8.5	4,233,325
Banking	8.1	4,057,588
Pharmaceuticals	6.0	3,006,609
Beverages, Food & Tobacco	6.0	2,981,673
Electric Utilities	4.8	2,393,778
Energy	4.2	2,075,390
Process Industries	4.1	2,058,998
Retailers	3.6	1,781,764
Communications	3.1	1,560,860
Health Care	3.1	1,533,055
Telecommunications	2.9	1,460,441
Aerospace & Defense	2.8	1,371,891
Cosmetics & Personal Care	2.3	1,129,348
Restaurants	2.1	1,050,331
Computers & Information	1.9	958,643
Heavy Machinery	1.9	945,338
Utilities	1.8	919,766
Technology	1.6	802,445
Consumer Services	1.5	753,854
Electrical Equipment	1.4	697,755
REIT	1.2	593,643
Multi-Line Insurance	1.1	531,958
Household Products	1.0	500,340
Chemicals	0.9	434,684
Metals	0.8	408,362
Automotive	0.6	284,944
TOTAL COMMON STOCKS	100.2%	$49,953,755
REPURCHASE AGREEMENT	1.4	703,568
INVESTMENTS OF SECURITY LENDING COLLATERAL	6.6	3,275,848
TOTAL INVESTMENTS	108.2%	$53,933,171

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

International Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2007 — (Unaudited)

Shares		Value
COMMON STOCKS[t] — 99.1%
	United Kingdom — 18.7%
212,300	AstraZeneca PLC	$11,546,292
978,356	Aviva PLC	15,349,414
1,647,172	BP Amoco PLC	18,479,170
1,151,099	Cattles PLC	9,134,741
491,000	Emap PLC	7,875,854
673,872	GlaxoSmithKline PLC	19,436,857
566,000	HBOS PLC	12,146,264
63,900	Johnston Press PLC	588,835
1,306,700	Prudential PLC	19,416,722
959,600	Rexam PLC	10,045,081
337,252	Rio Tinto PLC	20,493,295
441,190	Royal Bank of Scotland Group PLC	16,892,786
280,100	Travis Perkins PLC	11,165,084
4,890,820	Vodafone Group PLC	13,914,310
		186,484,705
	Japan — 17.3%
202,000	Daito Trust Construction Co., Ltd.	9,279,141
201,775	FamilyMart Co., Ltd.	5,110,593
954,000	Fujitsu, Ltd.	5,996,561
50,400	Funai Electric Co., Ltd.	3,996,772
747,404	Kuraray Co., Ltd.	8,305,544
512,000	Mitsubishi Corp.	10,913,956
1,030,000	Nissan Motor Co., Ltd.	10,360,173
261,000	Nitto Denko Corp.	11,519,110
628,350	OKUMA Corp.	7,504,372
569,000	Onward Kashiyama Company Ltd.	7,598,385
50,600	ORIX Corp.	13,491,920
521,000	Ricoh Company, Ltd.	11,435,031
541,712	Sega Sammy Holdings, Inc.[2]	12,259,634
88,000	SMC Corp.	11,249,716
1,987,717	Sumitomo Chemical Co., Ltd.	13,128,401
176,668	Takeda Pharmaceutical Co., Ltd.	11,452,935
173,500	TIS, Inc.	3,969,565
256,584	Toyota Motor Corp.	15,584,652
		173,156,461
	France — 13.2%
392,156	Axa	18,005,334
109,890	BNP Paribas	12,748,415
121,200	Casino Guichard Perrachon	13,020,189
125,000	Compagnie de Saint-Gobain	13,347,480

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

International Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2007 — (Unaudited)

Shares		Value
COMMON STOCKS[t] — (Continued)
	France — (Continued)
302,752	France Telecom SA	$8,853,146
76,136	LaFarge SA, ADR	12,360,482
159,000	Sanofi-Aventis	14,554,383
76,962	Societe BIC SA	5,623,278
227,332	Total SA	16,758,515
286,400	Valeo SA	16,455,129
		131,726,351
	Germany — 12.0%
89,400	Allianz AG	20,337,352
143,883	BASF AG	17,166,875
227,736	Bayerische Motoren Werke AG	14,008,297
121,507	Continental AG	16,913,327
120,215	E.On AG	17,981,855
314,400	Hannover Rueckversicherung AG1	15,918,488
149,172	Siemens AG Reg.	17,998,400
		120,324,594
	Netherlands — 7.3%
167,485	Akzo Nobel N.V.	13,441,520
276,205	ING Groep N.V., Sponsored ADR	12,580,830
699,286	Reed Elsevier N.V.	13,144,352
507,298	Royal Dutch Shell PLC - Class A	17,617,677
136,268	TNT NV, ADR	6,151,138
332,912	Unilever N.V.	10,159,499
		73,095,016
	Ireland — 5.2%
561,909	Allied Irish Banks PLC	16,967,003
599,200	Bank of Ireland	12,855,261
364,136	CRH PLC	15,935,431
224,504	Irish Life & Permanent PLC	5,943,595
		51,701,290
	Norway — 2.9%
373,665	Norsk Hydro ASA	12,879,598
653,000	Telenor ASA	12,152,239
128,216	Yara International ASA	3,739,355
		28,771,192
	Sweden — 2.4%
450,700	Assa Abloy AB - Class B	10,084,532
3,679,000	Telefonaktiebolaget LM Ericsson	14,057,864
		24,142,396

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

International Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2007 — (Unaudited)

Shares		Value
COMMON STOCKS[t] — (Continued)
	Italy — 2.4%
322,733	ENI SPA	$10,703,052
1,129,098	Mediaset SPA	12,767,930
		23,470,982
	Denmark — 2.0%
387,000	H. Lundbeck AS	9,314,358
601,191	Nordea AB	10,321,485
		19,635,843
	Finland — 1.8%
731,250	Nokia1	18,446,542
	Hong Kong — 1.8%
795,200	HSBC Holdings Plc	14,599,646
2,858,000	Techtronic Industries Co.	3,793,199
		18,392,845
	Australia — 1.7%
2,170,000	Telstra Corp., Ltd.	8,383,107
2,666,950	Telstra Corp., Ltd.	7,045,234
60,338	Wesfarmers, Ltd.	1,953,995
		17,382,336
	Spain — 1.6%
886,788	Banco Santander Central Hispano SA	15,961,948
	Canada — 1.5%
89,200	Alcan, Inc.	5,252,023
522,591	Talisman Energy, Inc.	9,915,998
		15,168,021
	Switzerland — 1.5%
50,509	Zurich Financial Services AG	14,656,220
	Greece — 1.4%
518,000	Public Power Corp.	13,576,322
	Singapore — 1.2%
5,636,350	Singapore Telecommunications, Ltd.	12,238,932
	South Korea — 0.9%
15,000	Samsung Electronics	9,173,389
	Israel — 0.9%
225,000	Teva Pharmaceutical Industries, Ltd., Sponsored ADR[2]	8,619,750

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

International Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2007 — (Unaudited)

Shares/ Face Amount		Value
COMMON STOCKS[t] — (Continued)
	Taiwan — 0.7%
1,446,000	Novatek Microelectronics Corp., Ltd.	$7,109,809
	Belgium — 0.7%
81,000	Mobistar SA	7,007,053
	TOTAL COMMON STOCKS (Cost $674,807,176)	990,241,997
REPURCHASE AGREEMENT — 0.9%
$9,407,021	With Investors Bank & Trust Co., dated 4/30/07, 4.75%, principal and interest in the amount of $9,408,262 due 5/1/07, (collateralized by SBA securities with a par value of $9,176,693, coupon rates of 8.110% to 8.125%, due 7/25/27 to 3/25/30, market value of $9,877,372)	9,407,021
	TOTAL REPURCHASE AGREEMENT (Cost $9,407,021)	9,407,021
INVESTMENTS OF SECURITY LENDING COLLATERAL — 0.8%
430,704	Bank of America, Bank Note, 5.31%, due 5/17/07	430,704
258,423	Barclays, Eurodollar Term, 5.295%, due 6/4/07	258,423
516,846	BGI Institutional Money Market Fund	516,846
258,423	Calyon, Eurodollar Term, 5.30%, due 5/17/07	258,423
258,423	Canadian Imperial Bank of Commerce, Eurodollar Term, 5.28%, due 5/29/07	258,423
258,423	Charta LLC, Commercial Paper, 5.296%, due 5/9/07	258,423
258,423	Credit Suisse First Boston Corporation, Eurodollar Term, 5.30%, due 5/17/07	258,423
430,705	Fortis Bank, Eurodollar Term, 5.28%, due 5/23/07	430,705
258,423	Jupiter Securitization Corp., Commercial Paper, 5.292%, due 5/2/07	258,423
258,423	Lloyds TSB Bank, Eurodollar Term, 5.27%, due 5/24/07	258,423
602,987	Merrill Lynch & Co., Inc., Repurchase Agreement, 5.21%, due 5/1/07	602,987
516,846	Morgan Stanley Dean Witter & Co., Repurchase Agreement, 5.24%, due 5/1/07	516,846
430,705	National Australia Bank, Eurodollar Overnight, 5.30%, due 5/1/07	430,705
258,423	Paradigm Funding LLC, Commercial Paper, 5.297%, due 5/29/07	258,423
258,422	Ranger Funding, Commercial Paper, 5.293%, due 6/19/07	258,422
448,730	Reserve Primary Money Market Fund	448,730
430,705	Skandinaviska Enskilda Banken AB, Eurodollar Term, 5.28%, due 5/15/07	430,705

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

International Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2007 — (Unaudited)

Face Amount		Value
INVESTMENTS OF SECURITY LENDING COLLATERAL — (Continued)
$430,705	Societe Generale, Eurodollar Overnight, 5.313%, due 5/1/07	$430,705
630,013	Svenska Handlesbanken, Eurodollar Overnight, 5.31%, due 5/1/07	630,013
430,704	UBS AG, Eurodollar Term, 5.28%, due 6/1/07	430,704
430,704	Yorktown Capital LLC, Commercial Paper, 5.295%, due 5/14/07	430,704
	TOTAL INVESTMENTS OF SECURITY LENDING COLLATERAL (Cost $8,056,160)	8,056,160

TOTAL INVESTMENTS (Cost $692,270,357)[3]	100.8%	$1,007,705,178
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.8)	(8,371,017)
NET ASSETS	100.0%	$999,334,161

t  Percentages indicated are based on net assets.

1  Non-income producing security.

2  Securities or partial securities on loan. See Note 5.

3  Aggregate cost for federal tax purposes was $693,101,165.

Abbreviations:

ADR — American Depositary Receipt

SBA — Small Business Administration

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

International Portfolio
INDUSTRY DIVERSIFICATION

On April 30, 2007, industry diversification of the Portfolio was as follows (Unaudited):

	% of Net Assets	Value
INDUSTRIES:
Banking	10.8%	$107,830,981
Insurance	9.8	98,259,026
Automotive	7.3	73,321,578
Telecommunications	7.0	69,594,021
Pharmaceuticals	6.6	65,610,217
Chemicals	5.9	58,995,261
Oil & Gas	5.8	57,958,842
Heavy Machinery	4.9	48,567,250
Finance	4.5	45,293,822
Industrial	4.4	43,706,362
Media - Broadcasting & Publishing	3.4	34,376,971
Communications	3.3	32,504,406
Mining	2.6	25,745,318
Energy	1.9	18,479,170
Utilities	1.8	17,981,855
Commercial Services	1.7	16,837,516
Textiles, Clothing & Fabrics	1.6	15,903,929
Retailers	1.5	15,026,591
Electric	1.4	13,576,322
Food Retailers	1.3	13,020,189
Entertainment & Leisure	1.2	12,259,634
Computers & Information	1.1	11,435,031
Building Materials	1.1	11,165,084
Electronics	1.1	11,106,581
Beverages, Food & Tobacco	1.0	10,159,499
Containers & Packaging	1.0	10,045,081
Health Care	0.9	9,314,358
Real Estate	0.9	9,279,141
Electrical Equipment	0.9	9,173,389
Transportation	0.6	6,151,138
Computer Software & Processing	0.6	5,996,561
Financial Services	0.6	5,943,595
Miscellaneous	0.6	5,623,278
TOTAL COMMON STOCKS	99.1%	$990,241,997
REPURCHASE AGREEMENT	0.9	9,407,021
INVESTMENTS OF SECURITY LENDING COLLATERAL	0.8	8,056,160
TOTAL INVESTMENTS	100.8%	$1,007,705,178

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2007 — (Unaudited)

Shares		Value
COMMON STOCKS[t] — 96.6%
	United Kingdom — 18.3%
121,874	AstraZeneca PLC	$6,628,323
470,955	Aviva PLC	7,388,807
895,243	BP Amoco PLC	10,043,485
550,449	Cattles PLC	4,368,181
263,935	Emap PLC	4,233,632
368,568	GlaxoSmithKline PLC	10,630,808
299,169	HBOS PLC	6,420,116
35,600	Johnston Press PLC	328,052
744,586	Prudential PLC	11,064,069
546,318	Rexam PLC	5,718,850
184,864	Rio Tinto PLC	11,233,358
264,329	Royal Bank of Scotland Group PLC	10,120,931
138,070	Travis Perkins PLC	5,503,617
2,611,243	Vodafone Group PLC	7,428,948
		101,111,177
	Japan — 16.4%
106,300	Daito Trust Construction Co., Ltd.	4,883,033
95,800	FamilyMart Co., Ltd.	2,426,439
526,000	Fujitsu, Ltd.	3,306,280
24,100	Funai Electric Co., Ltd.	1,911,155
363,000	Kuraray Co., Ltd.	4,033,846
268,000	Mitsubishi Corp.	5,712,774
569,000	Nissan Motor Co., Ltd.	5,723,241
141,000	Nitto Denko Corp.	6,222,968
329,000	OKUMA Corp.	3,929,241
298,000	Onward Kashiyama Company Ltd.	3,979,470
25,830	ORIX Corp.	6,887,278
286,000	Ricoh Company, Ltd.	6,277,195
284,100	Sega Sammy Holdings, Inc.[2]	6,429,546
48,000	SMC Corp./Japan	6,136,208
1,041,900	Sumitomo Chemical Co., Ltd.	6,881,503
91,000	Takeda Pharmaceutical Co., Ltd.	5,899,297
82,100	TIS, Inc.	1,878,394
134,300	Toyota Motor Corp.	8,157,246
		90,675,114
	France — 12.4%
210,460	Axa	9,662,998
55,040	BNP Paribas	6,385,229
59,780	Casino Guichard Perrachon	6,422,004
73,579	Compagnie de Saint-Gobain	7,856,754

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2007 — (Unaudited)

Shares		Value
COMMON STOCKS[t] — (Continued)
	France — (Continued)
159,361	France Telecom SA	$4,660,072
39,109	LaFarge SA, ADR	6,349,245
83,617	Sanofi-Aventis	7,654,049
31,612	Societe BIC SA	2,309,751
116,866	Total SA	8,615,156
150,216	Valeo SA	8,630,669
		68,545,927
	Germany — 11.9%
54,077	Allianz AG	12,301,823
77,210	BASF AG	9,212,029
126,215	Bayerische Motoren Werke AG	7,763,626
66,725	Continental AG	9,287,874
62,444	E.On AG	9,340,423
164,118	Hannover Rueckversicherung AG1	8,309,511
78,302	Siemens AG Reg.	9,447,556
		65,662,842
	Netherlands — 8.0%
92,899	Akzo Nobel N.V.	7,455,614
181,808	ING Groep N.V., Sponsored ADR	8,281,152
384,093	Reed Elsevier N.V.	7,219,727
275,149	Royal Dutch Shell PLC - Class A	9,555,500
118,309	TNT N.V.	5,320,429
219,670	Unilever N.V.	6,703,685
		44,536,107
	Ireland — 4.8%
246,380	Allied Irish Banks PLC	7,439,514
305,949	Bank of Ireland	6,563,842
198,086	CRH PLC	8,668,700
144,914	Irish Life & Permanent PLC	3,836,503
		26,508,559
	Norway — 2.7%
214,085	Norsk Hydro ASA	7,379,146
357,900	Telenor ASA	6,660,469
36,367	Yara International ASA	1,060,625
		15,100,240
	Sweden — 2.7%
290,200	Assa Abloy AB - Class B	6,493,302
2,145,000	Telefonaktiebolaget LM Ericsson	8,196,281
		14,689,583

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2007 — (Unaudited)

Shares		Value
COMMON STOCKS[t] — (Continued)
	Italy — 2.3%
179,563	ENI SPA	$5,954,991
620,966	Mediaset SPA	7,021,933
		12,976,924
	Denmark — 1.8%
189,400	H. Lundbeck AS	4,558,500
329,111	Nordea AB2	5,650,308
		10,208,808
	Finland — 1.8%
404,300	Nokia[1]	10,198,888
	Australia — 1.7%
1,179,000	Telstra Corp., Ltd.	4,554,693
1,398,765	Telstra Corp., Ltd.	3,695,093
33,000	Wesfarmers, Ltd.	1,068,677
		9,318,463
	Hong Kong — 1.7%
404,883	HSBC Holdings Plc	7,433,537
1,376,000	Techtronic Industries Co.	1,826,257
		9,259,794
	Spain — 1.5%
474,043	Banco Santander Central Hispano SA	8,532,648
	Canada — 1.5%
45,252	Alcan, Inc.	2,664,401
287,866	Talisman Energy, Inc.[2]	5,462,166
		8,126,567
	Switzerland — 1.4%
27,598	Zurich Financial Services AG	8,008,125
	Singapore — 1.3%
3,337,550	Singapore Telecommunications, Ltd.	7,247,252
	Greece — 1.1%
230,500	Public Power Corp.	6,041,201
	South Korea — 1.0%
8,800	Samsung Electronics	5,381,721
	Israel — 0.9%
125,832	Teva Pharmaceutical Industries, Ltd., Sponsored ADR	4,820,624

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2007 — (Unaudited)

Shares/ Face Amount		Value
COMMON STOCKS[t] — (Continued)
	Belgium — 0.7%
45,000	Mobistar SA	$3,892,807
	Taiwan — 0.7%
791,000	Novatek Microelectronics Corp., Ltd.	3,889,253
	TOTAL COMMON STOCKS (Cost $367,267,205)	534,732,624
REPURCHASE AGREEMENT — 3.1%
$17,204,189	With Investors Bank & Trust Co., dated 4/30/07, 4.75%, principal and interest in the amount of $17,206,459 due 5/1/07, (collateralized by SBA securities with a par value of $16,815,716, coupon rates of 8.120% to 8.765%, due 9/25/18 to 7/25/29, market value of $18,064,399)	17,204,189
	TOTAL REPURCHASE AGREEMENT (Cost $17,204,189)	17,204,189
INVESTMENTS OF SECURITY LENDING COLLATERAL — 2.2%
645,691	Bank of America, Bank Note, 5.31%, due 5/17/07	645,691
387,414	Barclays, Eurodollar Term, 5.295%, due 6/4/07	387,414
774,828	BGI Institutional Money Market Fund	774,828
387,414	Calyon, Eurodollar Term, 5.30%, due 5/17/07	387,414
387,414	Canadian Imperial Bank of Commerce, Eurodollar Term, 5.28%, due 5/29/07	387,414
387,414	Charta LLC, Commercial Paper, 5.296%, due 5/9/07	387,414
387,414	Credit Suisse First Boston Corporation, Eurodollar Term, 5.30%, due 5/17/07	387,414
645,690	Fortis Bank, Eurodollar Term, 5.28%, due 5/23/07	645,690
387,414	Jupiter Securitization Corp., Commercial Paper, 5.292%, due 5/2/07	387,414
387,414	Lloyds TSB Bank, Eurodollar Term, 5.27%, due 5/24/07	387,414
903,966	Merrill Lynch & Co., Inc., Repurchase Agreement, 5.21%, due 5/1/07	903,966
774,828	Morgan Stanley Dean Witter & Co., Repurchase Agreement, 5.24%, due 5/1/07	774,828
645,690	National Australia Bank, Eurodollar Overnight, 5.30%, due 5/1/07	645,690
387,414	Paradigm Funding LLC, Commercial Paper, 5.297%, due 5/29/07	387,414
387,414	Ranger Funding, Commercial Paper, 5.293%, due 6/19/07	387,414
672,713	Reserve Primary Money Market Fund	672,713

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2007 — (Unaudited)

Face Amount		Value
INVESTMENTS OF SECURITY LENDING COLLATERAL — (Continued)
$645,690	Skandinaviska Enskilda Banken AB, Eurodollar Term, 5.28%, due 5/15/07	$645,690
645,690	Societe Generale, Eurodollar Overnight, 5.313%, due 5/1/07	645,690
944,483	Svenska Handlesbanken, Eurodollar Overnight, 5.31%, due 5/1/07	944,483
645,690	UBS AG, Eurodollar Term, 5.28%, due 6/1/07	645,690
645,690	Yorktown Capital LLC, Commercial Paper, 5.295%, due 5/14/07	645,690
	TOTAL INVESTMENTS OF SECURITY LENDING COLLATERAL (Cost $12,077,375)	12,077,375

TOTAL INVESTMENTS (Cost $396,548,769)[3]	101.9%	$564,014,188
LIABILITIES IN EXCESS OF OTHER ASSETS	(1.9)	(10,565,750)
NET ASSETS	100.0%	$553,448,438

t  Percentages indicated are based on net assets.

1  Non-income producing security.

2  Securities or partial securities on loan. See Note 5.

3  Aggregate cost for federal tax purposes was $397,855,227.

Abbreviations:

ADR — American Depositary Receipt

SBA — Small Business Administration

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Fund
INDUSTRY DIVERSIFICATION

On April 30, 2007, industry diversification of the Portfolio was as follows (Unaudited):

	% of Net Assets	Value
INDUSTRIES:
Banking	10.2%	$56,711,762
Insurance	10.0	55,353,487
Automotive	7.2	39,562,656
Telecommunications	6.9	38,139,334
Pharmaceuticals	6.4	35,633,101
Oil & Gas	5.7	31,504,793
Chemicals	5.6	30,832,739
Industrial	5.2	28,973,984
Heavy Machinery	4.9	27,053,708
Finance	4.1	22,752,820
Media - Broadcasting & Publishing	3.4	18,803,344
Communications	3.3	18,395,169
Mining	2.5	13,897,759
Energy	1.8	10,043,485
Utilities	1.7	9,340,423
Commercial Services	1.6	8,659,845
Textiles, Clothing & Fabrics	1.5	8,013,316
Retailers	1.4	7,888,605
Beverages, Food & Tobacco	1.2	6,703,685
Entertainment & Leisure	1.2	6,429,546
Food Retailers	1.2	6,422,004
Computers & Information	1.1	6,277,195
Electric	1.1	6,041,201
Electronics	1.0	5,800,408
Containers & Packaging	1.0	5,718,850
Building Materials	1.0	5,503,617
Electrical Equipment	1.0	5,381,721
Real Estate	0.9	4,883,033
Health Care	0.8	4,558,500
Financial Services	0.7	3,836,503
Computer Software & Processing	0.6	3,306,280
Miscellaneous	0.4	2,309,751
TOTAL COMMON STOCKS	96.6%	$534,732,624
REPURCHASE AGREEMENT	3.1	17,204,189
INVESTMENTS OF SECURITY LENDING COLLATERAL	2.2	12,077,375
TOTAL INVESTMENTS	101.9%	$564,014,188

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

U.S. Emerging Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2007 — (Unaudited)

Shares		Value
COMMON STOCKS[t] — 99.5%
	Aerospace & Defense — 2.5%
4,845	Ceradyne, Inc.[1,2]	$285,128
15,875	Orbital Sciences Corp.[1]	331,311
8,240	Teledyne Technologies, Inc.[1]	363,466
		979,905
	Air Freight & Logistics — 2.5%
43,255	ABX Air, Inc.[1]	282,023
14,750	HUB Group, Inc. - Class A1	531,000
6,793	Pacer International, Inc.	173,561
		986,584
	Airlines — 0.8%
11,015	Skywest, Inc.	299,718
	Beverages — 0.6%
11,719	MGP Ingredients, Inc.[2]	233,325
	Biotechnology — 6.1%
19,730	Alkermes, Inc.[1]	324,164
5,906	Digene Corp.[1]	270,790
35,629	Geron Corp[1,2].	253,322
13,862	Martek Biosciences Corp.[1,2]	299,281
11,866	Onyx Pharmaceuticals, Inc.[1,2]	317,534
47,348	Telik, Inc.[1,2]	282,668
46,804	Trimeris, Inc.[1].	358,987
4,740	United Therapeutics Corp.[1,2]	265,013
		2,371,759
	Capital Markets — 2.5%
5,989	Greenhill & Co., Inc.[2]	378,804
12,273	optionsXpress Holdings, Inc.	302,898
25,670	TradeStation Group, Inc.[1]	312,661
		994,363
	Commercial Banks — 0.8%
8,166	Preferred Bank	298,876
	Commercial Services & Supplies — 2.8%
10,333	Administaff, Inc.[2]	342,952
6,735	Consolidated Graphics, Inc.[1]	506,809
10,275	Knoll, Inc.	238,585
		1,088,346

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

U.S. Emerging Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2007 — (Unaudited)

Shares		Value
COMMON STOCKS[t] — (Continued)
	Communications Equipment — 4.3%
20,957	Arris Group, Inc.[1]	$310,583
12,600	Commscope, Inc.[1]	587,790
16,158	NETGEAR, Inc.[1]	543,070
26,255	Packeteer, Inc.[1]	249,422
		1,690,865
	Computers & Peripherals — 2.9%
15,255	Emulex Corp.[1]	320,050
18,390	Novatel Wireless, Inc.[1]	334,514
9,070	Rackable Systems, Inc.[1,2]	106,663
12,535	Synaptics, Inc.[1]	375,549
		1,136,776
	Construction & Engineering — 0.5%
4,140	Perini Corp.[1]	176,364
	Construction Materials — 0.7%
13,205	Headwaters, Inc.[1]	286,152
	Consumer Finance — 3.3%
7,625	Cash America International, Inc.	329,095
21,283	Ezcorp, Inc.[1]	322,437
14,140	First Cash Financial Services, Inc.[1]	324,937
7,439	World Acceptance Corp.[1]	319,356
		1,295,825
	Diversified Financial Services — 2.1%
8,635	Asta Funding, Inc.[2]	377,609
6,337	International Securities Exchange Holdings, Inc.	422,615
		800,224
	Electrical Equipment — 4.4%
7,590	AO Smith Corp.	289,179
8,465	Baldor Electric Co.	333,436
8,480	General Cable Corp.[1]	487,091
4,195	Genlyte Group, Inc.[1]	327,252
5,820	Regal Beloit	268,418
		1,705,376
	Electronic Equipment & Instruments — 4.4%
6,440	Itron, Inc.[1,2]	433,670
9,638	Littelfuse, Inc.[1]	386,580
14,755	Plexus Corp.[1]	309,265
10,480	ScanSource, Inc.[1]	300,986
31,409	TTM Technologies, Inc.[1]	288,335
		1,718,836

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

U.S. Emerging Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2007 — (Unaudited)

Shares		Value
COMMON STOCKS[t] — (Continued)
	Energy Equipment & Services — 4.9%
11,785	Hercules Offshore, Inc.[1,2]	$370,403
5,380	Lufkin Industries, Inc.	334,744
10,245	NATCO Group, Inc. - Class A1	391,359
11,574	Oil States International, Inc.[1,2]	392,706
25,153	RPC, Inc.	414,773
		1,903,985
	Food & Staples Retailing — 1.1%
7,745	Longs Drug Stores Corp.	423,961
	Health Care Equipment & Supplies — 1.8%
8,749	ICU Medical, Inc.[1]	365,271
13,510	Zoll Medical Corp.[1]	326,537
		691,808
	Health Care Providers & Services — 4.8%
12,665	Centene Corp.[1,2]	263,559
6,183	Chemed Corp.	311,005
14,840	Healthspring, Inc.[1]	349,037
7,014	LCA-Vision, Inc.[2]	294,378
7,834	LHC Group, Inc.[1]	200,550
15,075	MedCath Corp.[1]	448,029
		1,866,558
	Health Care Technology — 1.6%
14,573	Omnicell, Inc.[1]	334,305
9,505	Vital Images, Inc.[1]	293,324
		627,629
	Hotels, Restaurants & Leisure — 3.7%
5,215	Buffalo Wild Wings, Inc.[1,2]	340,435
7,000	CEC Entertainment, Inc.[1]	291,690
10,398	CKE Restaurants, Inc.	211,183
10,433	Papa John's International, Inc.[1]	320,397
7,493	PF Chang's China Bistro, Inc.[1,2]	286,607
		1,450,312
	Household Durables — 1.0%
14,589	Tempur-Pedic International, Inc.[2]	378,876
	Insurance — 1.2%
6,110	Navigators Group, Inc.[1]	312,160
5,565	Tower Group, Inc.	170,790
		482,950

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

U.S. Emerging Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2007 — (Unaudited)

Shares		Value
COMMON STOCKS[t] — (Continued)
	Internet & Catalog Retail — 1.3%
8,760	Priceline.com, Inc.[1,2]	$487,406
	Internet Software & Services — 0.6%
8,520	Travelzoo, Inc.[1,2]	236,515
	IT Services — 2.8%
15,283	CSG Systems International, Inc.[1]	409,279
21,499	MPS Group, Inc.[1]	294,321
21,870	SYKES Enterprises, Inc.[1]	403,720
		1,107,320
	Life Sciences Tools & Services — 2.5%
34,835	Albany Molecular Research, Inc.[1]	334,764
8,815	Parexel International Corp.[1]	346,253
5,325	Varian, Inc.[1]	308,637
		989,654
	Machinery — 3.8%
5,925	Actuant Corp. - Class A2	314,025
9,810	Navistar International Corp.[1]	544,749
6,045	Nordson Corp.	277,042
9,595	Wabtec Corp.	356,454
		1,492,270
	Marine — 0.9%
10,870	Horizon Lines, Inc. - Class A	369,689
	Metals & Mining — 0.9%
7,842	Quanex Corp.	337,441
	Oil, Gas & Consumable Fuels — 0.9%
4,535	Giant Industries, Inc.[1]	339,989
	Pharmaceuticals — 4.3%
7,025	Adams Respiratory Therapeutics, Inc.[1]	263,508
9,885	Medicines Co.[1]	225,180
11,083	Par Pharmaceutical Cos., Inc.[1]	298,465
16,708	Salix Pharmaceuticals, Ltd.[1]	217,538
13,750	Sciele Pharma, Inc.[1,2]	339,900
22,114	Viropharma, Inc.[1,2]	333,479
		1,678,070
	REIT — 0.8%
7,525	Tanger Factory Outlet Centers REIT	305,063

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

U.S. Emerging Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2007 — (Unaudited)

Shares		Value
COMMON STOCKS[t] — (Continued)
	Semiconductors & Semiconductor Equipment — 7.5%
15,341	Advanced Energy Industries, Inc.[1]	$375,855
6,801	Cymer, Inc.[1]	275,509
9,380	Eagle Test Systems, Inc.[1]	161,993
9,347	FEI Co.[1,2]	347,708
13,200	Intevac, Inc.[1]	320,892
48,160	LTX Corp.[1]	287,034
27,365	Micrel, Inc.[1]	343,431
49,206	RF Micro Devices, Inc.[1,2]	307,538
30,058	Silicon Image, Inc.[1]	263,308
10,730	Sirf Technology Holdings, Inc.[1,2]	260,310
		2,943,578
	Software — 2.1%
23,240	Informatica Corp.[1,2]	342,093
6,872	Macrovision Corp.[1,2]	166,783
9,635	THQ, Inc.[1,2]	321,520
		830,396
	Specialty Retail — 5.6%
11,420	Aeropostale, Inc.[1]	469,933
12,637	Charlotte Russe Holding, Inc.[1]	345,369
11,838	Dress Barn, Inc.[1]	235,695
7,328	Guess ?, Inc.	288,723
5,980	Gymboree Corp. (The)[1]	228,316
9,313	Hibbett Sports, Inc.[1]	271,474
9,090	Jos. A. Bank Clothiers, Inc.[1,2]	351,238
		2,190,748
	Textiles, Apparel & Luxury Goods — 4.2%
6,135	Crocs, Inc.[1]	342,824
5,255	Deckers Outdoor Corp.[1,2]	397,961
5,801	K-Swiss, Inc. - Class A	167,533
14,815	Maidenform Brands, Inc.[1]	302,078
7,705	Phillips-Van Heusen Corp.	430,710
		1,641,106
	TOTAL COMMON STOCKS (Cost $32,906,993)	38,838,618

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

U.S. Emerging Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2007 — (Unaudited)

Face Amount		Value
REPURCHASE AGREEMENT — 0.5%
$183,850	With Investors Bank & Trust Co., dated 4/30/07, 4.75%, principal and interest in the amount of $183,874, due 5/1/07, (collateralized by SBA #503650 with a par value of $184,343, coupon rate of 8.125%, due 7/25/2021, market value of $193,042)	$183,850
	TOTAL REPURCHASE AGREEMENT (Cost $183,850)	183,850
INVESTMENTS OF SECURITY LENDING COLLATERAL — 24.0%
500,708	Bank of America, Bank Note, 5.31%, due 5/17/07	500,708
300,425	Barclays, Eurodollar Term, 5.295%, due 6/4/07	300,425
600,850	BGI Institutional Money Market Fund	600,850
300,425	Calyon, Eurodollar Term, 5.30%, due 5/17/07	300,425
300,425	Canadian Imperial Bank of Commerce, Eurodollar Term, 5.28%, due 5/29/07	300,425
300,425	Charta LLC, Commercial Paper, 5.296%, due 5/9/07	300,425
300,425	Credit Suisse First Boston Corporation, Eurodollar Term, 5.30%, due 5/17/07	300,425
500,708	Fortis Bank, Eurodollar Term, 5.28%, due 5/23/07	500,708
300,425	Jupiter Securitization Corp., Commercial Paper, 5.292%, due 5/2/07	300,425
300,425	Lloyds TSB Bank, Eurodollar Term, 5.27%, due 5/24/07	300,425
700,992	Merrill Lynch & Co., Inc., Repurchase Agreement, 5.21%, due 5/1/07	700,992
600,850	Morgan Stanley Dean Witter & Co., Repurchase Agreement, 5.24%, due 5/1/07	600,850
500,708	National Australia Bank, Eurodollar Overnight, 5.30%, due 5/1/07	500,708
300,425	Paradigm Funding LLC, Commercial Paper, 5.297%, due 5/29/07	300,425
300,425	Ranger Funding, Commercial Paper, 5.293%, due 6/19/07	300,425
521,664	Reserve Primary Money Market Fund	521,664
500,708	Skandinaviska Enskilda Banken AB, Eurodollar Term, 5.28%, due 5/15/07	500,708
500,708	Societe Generale, Eurodollar Overnight, 5.313%, due 5/1/07	500,708
732,411	Svenska Handlesbanken, Eurodollar Overnight, 5.31%, due 5/1/07	732,411
500,708	UBS AG, Eurodollar Term, 5.28%, due 6/1/07	500,708

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

U.S. Emerging Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2007 — (Unaudited)

Face Amount		Value
INVESTMENTS OF SECURITY LENDING COLLATERAL — (Continued)
$500,709	Yorktown Capital LLC, Commercial Paper, 5.295%, due 5/14/07	$500,709
	TOTAL INVESTMENTS OF SECURITY LENDING COLLATERAL (Cost $9,365,549)	9,365,549

TOTAL INVESTMENTS (Cost $42,456,392)[3]	124.0%	$48,388,017
LIABILITIES IN EXCESS OF OTHER ASSETS	(24.0)	(9,379,133)
NET ASSETS	100.0%	$39,008,884

t  Percentages indicated are based on net assets.

1  Non-income producing security.

2  Securities or partial securities on loan. See Note 5.

3  Aggregate cost for federal tax purposes was $42,492,493.

Abbreviations:

REIT — Real Estate Investment Trust

SBA — Small Business Administration

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

U.S. Emerging Growth Portfolio
INDUSTRY DIVERSIFICATION

On April 30, 2007, industry diversification of the Portfolio was as follows (Unaudited):

	% of Net Assets	Value
INDUSTRIES:
Semiconductors & Semiconductor Equipment	7.5%	$2,943,578
Biotechnology	6.1	2,371,759
Specialty Retail	5.6	2,190,748
Energy Equipment & Services	4.9	1,903,985
Health Care Providers & Services	4.8	1,866,558
Electronic Equipment & Instruments	4.4	1,718,836
Electrical Equipment	4.4	1,705,376
Communications Equipment	4.3	1,690,865
Pharmaceuticals	4.3	1,678,070
Textiles, Apparel & Luxury Goods	4.2	1,641,106
Machinery	3.8	1,492,270
Hotels, Restaurants & Leisure	3.7	1,450,312
Consumer Finance	3.3	1,295,825
Computers & Peripherals	2.9	1,136,776
IT Services	2.8	1,107,320
Commercial Services & Supplies	2.8	1,088,346
Capital Markets	2.5	994,363
Life Sciences Tools & Services	2.5	989,654
Air Freight & Logistics	2.5	986,584
Aerospace & Defense	2.5	979,905
Software	2.1	830,396
Diversified Financial Services	2.1	800,224
Health Care Equipment & Supplies	1.8	691,808
Health Care Technology	1.6	627,629
Internet & Catalog Retail	1.3	487,406
Insurance	1.2	482,950
Food & Staples Retailing	1.1	423,961
Household Durables	1.0	378,876
Marine	0.9	369,689
Oil, Gas & Consumable Fuels	0.9	339,989
Metals & Mining	0.9	337,441
REIT	0.8	305,063
Airlines	0.8	299,718
Commercial Banks	0.8	298,876
Construction Materials	0.7	286,152
Internet Software & Services	0.6	236,515
Beverages	0.6	233,325
Construction & Engineering	0.5	176,364
TOTAL COMMON STOCKS	99.5%	$38,838,618
REPURCHASE AGREEMENT	0.5	183,850
INVESTMENTS OF SECURITY LENDING COLLATERAL	24.0	9,365,549
TOTAL INVESTMENTS	124.0%	$48,388,017

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap 100 Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2007 — (Unaudited)

Shares		Value
COMMON STOCKS[t] — 99.2%
	Aerospace & Defense — 2.6%
16,060	General Dynamics Corp.	$1,260,710
13,665	Lockheed Martin Corp.	1,313,753
16,475	United Technologies Corp.	1,105,967
		3,680,430
	Beverages — 1.8%
25,220	Anheuser Busch Cos., Inc.	1,240,572
21,005	PepsiCo, Inc.	1,388,220
		2,628,792
	Biotechnology — 0.7%
16,245	Amgen, Inc.[1]	1,041,954
	Capital Markets — 6.9%
10,890	Affiliated Managers Group, Inc.[1,2]	1,280,991
20,535	Ameriprise Financial, Inc.	1,221,216
8,100	Bear Stearns Cos., Inc.	1,261,170
5,600	Goldman Sachs Capital, Inc.	1,224,216
14,280	Lehman Brothers Holdings, Inc.	1,074,998
28,720	Mellon Financial Corp.	1,232,950
14,565	Merrill Lynch & Co., Inc.	1,314,200
16,020	Morgan Stanley	1,345,840
		9,955,581
	Chemicals — 1.1%
45,845	Celanese Corp. - Class A	1,520,679
	Commercial Banks — 0.8%
15,435	PNC Financial Services Group, Inc.	1,143,734
	Commercial Services & Supplies — 0.6%
10,090	Manpower, Inc.	809,723
	Communications Equipment — 3.0%
52,860	Cisco Systems, Inc.[1]	1,413,476
26,195	Harris Corp.	1,345,113
69,085	Juniper Networks, Inc.[1]	1,544,741
		4,303,330
	Computers & Peripherals — 5.0%
15,015	Apple Inc.[1]	1,498,497
132,510	EMC Corp.[1]	2,011,502
42,620	Hewlett-Packard Co.	1,796,007
18,505	International Business Machines Corp.	1,891,396
		7,197,402

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap 100 Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2007 — (Unaudited)

Shares		Value
COMMON STOCKS[t] — (Continued)
	Consumer Finance — 0.7%
28,575	First Marblehead Corp. (The)[2]	$1,035,844
	Diversified Financial Services — 4.3%
24,600	Bank of America Corp.	1,252,140
20,940	CIT Group, Inc.	1,249,071
22,620	Citigroup, Inc.	1,212,884
23,825	J.P. Morgan Chase & Co.	1,241,283
19,195	Moody's Corp.	1,269,173
		6,224,551
	Diversified Telecommunication Services — 2.6%
33,115	AT&T, Inc.	1,282,213
24,945	CenturyTel, Inc.	1,148,717
20,700	Embarq Corp.[2]	1,242,828
		3,673,758
	Electrical Equipment — 1.6%
22,170	Cooper Industries, Ltd. - Class A	1,103,179
26,565	Emerson Electric Co.	1,248,289
		2,351,468
	Electronic Equipment & Instruments — 1.1%
20,840	CDW Corp.[2]	1,500,688
	Energy Equipment & Services — 4.0%
21,250	Cameron International Corp.[1]	1,372,113
25,572	ENSCO International, Inc.	1,441,749
26,720	Smith International, Inc.	1,401,197
22,810	Tidewater, Inc.	1,441,820
		5,656,879
	Food & Staples Retailing — 4.8%
23,740	Costco Wholesale Corp.	1,271,752
48,240	Kroger Co. (The)	1,423,562
37,505	Safeway, Inc.	1,361,432
31,158	Walgreen Co.	1,367,836
29,246	Wal-Mart Stores, Inc.	1,401,468
		6,826,050
	Gas Utilities — 1.8%
25,705	Energen Corp.	1,440,765
10,970	Questar Corp.	1,065,516
		2,506,281

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap 100 Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2007 — (Unaudited)

Shares		Value
COMMON STOCKS[t] — (Continued)
	Health Care Equipment & Supplies — 0.9%
16,720	Becton Dickinson & Co.	$1,315,697
	Health Care Providers & Services — 3.9%
30,815	Aetna, Inc.	1,444,607
9,880	CIGNA Corp.	1,537,229
26,140	UnitedHealth Group, Inc.	1,386,988
16,020	WellPoint, Inc.[1]	1,265,099
		5,633,923
	Hotels, Restaurants & Leisure — 0.8%
28,155 Darden Restaurants, Inc.		1,167,869
	Household Durables — 0.7%
9,410	Whirlpool Corp.[2]	997,742
	Household Products — 1.8%
18,610	Colgate-Palmolive Co.	1,260,641
13,720	Energizer Holdings, Inc.[1]	1,333,310
		2,593,951
	Independent Power Producers & Energy Traders — 1.6%
15,590	Constellation Energy Group, Inc.	1,389,381
14,360	TXU Corp.	941,729
		2,331,110
	Insurance — 6.4%
25,942	Chubb Corp.	1,396,458
36,080	Genworth Financial, Inc. - Class A	1,316,559
13,840	Hartford Financial Services Group, Inc.	1,400,608
18,405	Lincoln National Corp.	1,309,516
16,390	MBIA, Inc.[2]	1,140,088
19,145	SAFECO Corp.	1,277,737
25,530	Travelers Cos., Inc. (The)	1,381,173
		9,222,139
	Internet Software & Services — 1.9%
42,353	eBay, Inc.[1]	1,437,461
2,860	Google, Inc. - Class A1	1,348,147
		2,785,608
	IT Services — 1.0%
48,592	Electronic Data Systems Corp.	1,420,830
	Leisure Equipment & Products — 0.9%
41,575	Hasbro, Inc.	1,314,186

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap 100 Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2007 — (Unaudited)

Shares		Value
COMMON STOCKS[t] — (Continued)
	Life Sciences Tools & Services — 1.0%
46,423	Applera Corp. - Applied Biosystems Group	$1,450,255
	Machinery — 4.0%
17,690	Cummins, Inc.	1,630,310
15,200	Eaton Corp.	1,355,992
17,387	Paccar, Inc.	1,460,160
13,375	Parker Hannifin Corp.	1,232,373
		5,678,835
	Media — 1.0%.
39,450	Disney (Walt) Co.	1,379,961
	Metals & Mining — 1.9%
21,150	Nucor Corp.	1,342,179
31,230	Steel Dynamics, Inc.	1,383,801
		2,725,980
	Multiline Retail — 3.1%
18,060	Dollar Tree Stores, Inc.[1]	710,119
15,300	Kohl's Corp.[1]	1,132,812
24,676	Nordstrom, Inc.	1,355,206
6,440	Sears Holdings Corp.[1]	1,229,460
		4,427,597
	Oil, Gas & Consumable Fuels — 3.9%
27,500	Anadarko Petroleum Corp.	1,283,150
17,630	Exxon Mobil Corp.	1,399,469
25,825	Hess Corp.	1,465,569
19,975	Valero Energy Corp.	1,402,844
		5,551,032
	Personal Products — 1.8%
26,755	Estee Lauder Companies - Class A	1,375,742
23,265	NBTY, Inc.[1]	1,149,524
		2,525,266
	Pharmaceuticals — 7.6%
24,120	Eli Lilly & Co.	1,426,216
24,975	Forest Laboratories, Inc.[1,2]	1,328,920
22,062	Johnson & Johnson	1,416,822
53,415	King Pharmaceuticals, Inc.[1]	1,092,337
26,640	Merck & Co., Inc.	1,370,362
63,757	Mylan Laboratories	1,398,191
54,636	Pfizer, Inc.	1,445,669
25,600	Wyeth	1,420,800
		10,899,317

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap 100 Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2007 — (Unaudited)

Shares		Value
COMMON STOCKS[t] — (Continued)
	REIT — 1.4%
21,510	Hospitality Properties Trust	$979,350
21,805	iStar Financial, Inc.	1,044,896
		2,024,246
	Semiconductors & Semiconductor Equipment — 1.0%
71,493	Applied Materials, Inc.	1,374,095
	Software — 2.8%
39,785	Citrix Systems, Inc.[1]	1,296,991
44,370	Microsoft Corp.	1,328,438
78,175	Symantec Corp.[1]	1,375,880
		4,001,309
	Specialty Retail — 2.2%
43,935	American Eagle Outfitters, Inc.	1,294,764
9,090	Autozone, Inc.[1]	1,209,334
25,000	Staples, Inc.	620,000
		3,124,098
	Textiles, Apparel & Luxury Goods — 0.8%
22,450	Nike, Inc. - Class B	1,209,157
	Thrifts & Mortgage Finance — 1.5%
26,625	IndyMac Bancorp, Inc.[2]	805,140
10,325	PMI Group, Inc. (The)	500,453
15,406	Radian Group, Inc.	895,243
		2,200,836
	Tobacco — 1.0%
18,585	Carolina Group	1,422,310
	Wireless Telecommunication Services — 0.9%
22,505	Telephone & Data Systems, Inc.	1,281,660
	TOTAL COMMON STOCKS (Cost $121,449,249)	142,116,153

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap 100 Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2007 — (Unaudited)

Face Amount		Value
REPURCHASE AGREEMENT — 0.8%
$1,190,629	With Investors Bank & Trust Co., dated 4/30/07, 4.75%, principal and interest in the amount of $1,190,786, due 5/1/07, (collateralized by FHR #2684 with a par value of $1,228,352, coupon rate of 5.820%, due 1/15/2033, market value of $1,250,161)	$1,190,629
	TOTAL REPURCHASE AGREEMENT (Cost $1,190,629)	1,190,629
INVESTMENTS OF SECURITY LENDING COLLATERAL — 5.1%
389,116	Bank of America, Bank Note, 5.31%, due 5/17/07	389,116
233,470	Barclays, Eurodollar Term, 5.295%, due 6/4/07	233,470
466,940	BGI Institutional Money Market Fund	466,940
233,470	Calyon, Eurodollar Term, 5.30%, due 5/17/07	233,470
233,470	Canadian Imperial Bank of Commerce, Eurodollar Term, 5.28%, due 5/29/07	233,470
233,470	Charta LLC, Commercial Paper, 5.296%, due 5/9/07	233,470
233,470	Credit Suisse First Boston Corporation, Eurodollar Term, 5.30%, due 5/17/07	233,470
389,116	Fortis Bank, Eurodollar Term, 5.28%, due 5/23/07	389,116
233,470	Jupiter Securitization Corp., Commercial Paper, 5.292%, due 5/2/07	233,470
233,470	Lloyds TSB Bank, Eurodollar Term, 5.27%, due 5/24/07	233,470
544,763	Merrill Lynch & Co., Inc., Repurchase Agreement, 5.21%, due 5/1/07	544,763
466,940	Morgan Stanley Dean Witter & Co., Repurchase Agreement, 5.24%, due 5/1/07	466,940
389,116	National Australia Bank, Eurodollar Overnight, 5.30%, due 5/1/07	389,116
233,470	Paradigm Funding LLC, Commercial Paper, 5.297%, due 5/29/07	233,470
233,470	Ranger Funding, Commercial Paper, 5.293%, due 6/19/07	233,470
405,402	Reserve Primary Money Market Fund	405,402
389,116	Skandinaviska Enskilda Banken AB, Eurodollar Term, 5.28%, due 5/15/07	389,116
389,116	Societe Generale, Eurodollar Overnight, 5.313%, due 5/1/07	389,116
569,180	Svenska Handlesbanken, Eurodollar Overnight, 5.31%, due 5/1/07	569,180
389,116	UBS AG, Eurodollar Term, 5.28%, due 6/1/07	389,116

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap 100 Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2007 — (Unaudited)

Face Amount		Value
INVESTMENTS OF SECURITY LENDING COLLATERAL — (Continued)
$389,116	Yorktown Capital LLC, Commercial Paper, 5.295%, due 5/14/07	$389,116
	TOTAL INVESTMENTS OF SECURITY LENDING COLLATERAL (Cost $7,278,267)	7,278,267

TOTAL INVESTMENTS (Cost $129,918,145)[3]	105.1%	$150,585,049
LIABILITIES IN EXCESS OF OTHER ASSETS	(5.1)	(7,254,562)
NET ASSETS	100.0%	$143,330,487

t  Percentages indicated are based on net assets.

1  Non-income producing security.

2  Securities or partial securities on loan. See Note 5.

3  Aggregate cost for federal tax purposes was $129,910,573.

Abbreviations:

FHR — Federal Home Loan Mortgage Corporation REMIC

REIT — Real Estate Investment Trust

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap 100 Portfolio
INDUSTRY DIVERSIFICATION

On April 30, 2007, industry diversification of the Portfolio was as follows (Unaudited):

	% of Net Assets	Value
INDUSTRIES:
Pharmaceuticals	7.6%	$10,899,317
Capital Markets	6.9	9,955,581
Insurance	6.4	9,222,139
Computers & Peripherals	5.0	7,197,402
Food & Staples Retailing	4.8	6,826,050
Diversified Financial Services	4.3	6,224,551
Machinery	4.0	5,678,835
Energy Equipment & Services	4.0	5,656,879
Health Care Providers & Services	3.9	5,633,923
Oil, Gas & Consumable Fuels	3.9	5,551,032
Multiline Retail	3.1	4,427,597
Communications Equipment	3.0	4,303,330
Software	2.8	4,001,309
Aerospace & Defense	2.6	3,680,430
Diversified Telecommunication Services	2.6	3,673,758
Specialty Retail	2.2	3,124,098
Internet Software & Services	1.9	2,785,608
Metals & Mining	1.9	2,725,980
Beverages	1.8	2,628,792
Household Products	1.8	2,593,951
Personal Products	1.8	2,525,266
Gas Utilities	1.8	2,506,281
Electrical Equipment	1.6	2,351,468
Independent Power Producers & Energy Traders	1.6	2,331,110
Thrifts & Mortgage Finance	1.5	2,200,836
REIT	1.4	2,024,246
Chemicals	1.1	1,520,679
Electronic Equipment & Instruments	1.1	1,500,688
Life Sciences Tools & Services	1.0	1,450,255
Tobacco	1.0	1,422,310
IT Services	1.0	1,420,830
Media	1.0	1,379,961
Semiconductors & Semiconductor Equipment	1.0	1,374,095
Health Care Equipment & Supplies	0.9	1,315,697
Leisure Equipment & Products	0.9	1,314,186
Wireless Telecommunication Services	0.9	1,281,660
Textiles, Apparel & Luxury Goods	0.8	1,209,157
Hotels, Restaurants & Leisure	0.8	1,167,869
Commercial Banks	0.8	1,143,734
Biotechnology	0.7	1,041,954
Consumer Finance	0.7	1,035,844

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap 100 Portfolio
INDUSTRY DIVERSIFICATION — (Concluded)

On April 30, 2007, industry diversification of the Portfolio was as follows (Unaudited):

	% of Net Assets	Value
Household Durables	0.7%	$997,742
Commercial Services & Supplies	0.6	809,723
TOTAL COMMON STOCKS	99.2%	$142,116,153
REPURCHASE AGREEMENT	0.8	1,190,629
INVESTMENTS OF SECURITY LENDING COLLATERAL	5.1	7,278,267
TOTAL INVESTMENTS	105.1%	$150,585,049

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2007 — (Unaudited)

Shares		Value
COMMON STOCKS[t] — 98.8%
	Aerospace & Defense — 3.1%
8,555	Lockheed Martin Corp.	$822,478
11,000	United Technologies Corp.	738,430
		1,560,908
	Beverages — 4.4%
13,320	Anheuser Busch Cos., Inc.	655,211
15,560	Coca-Cola Co. (The)	812,076
10,455	PepsiCo, Inc.	690,971
		2,158,258
	Biotechnology — 2.2%
5,620	Amgen, Inc.[1]	360,467
14,965	Biogen Idec, Inc.[1]	706,498
		1,066,965
	Capital Markets — 3.9%
3,655	Affiliated Managers Group, Inc.[1]	429,938
3,950	Goldman Sachs Capital, Inc.	863,509
15,190	Mellon Financial Corp.	652,107
		1,945,554
	Commercial Services & Supplies — 1.3%
19,865	Robert Half International, Inc.	661,504
	Communications Equipment — 3.3%
11,875	Cisco Systems, Inc.[1]	317,537
13,325	Harris Corp.	684,239
35,265	Motorola, Inc.	611,142
		1,612,918
	Computers & Peripherals — 7.8%
9,425	Apple Inc.[1]	940,615
45,955	EMC Corp.[1]	697,597
16,950	Hewlett-Packard Co.	714,273
8,755	International Business Machines Corp.	894,848
34,040	Western Digital Corp.[1]	601,827
		3,849,160
	Consumer Finance — 1.5%
20,002	First Marblehead Corp. (The)	725,072
	Electrical Equipment — 1.6%
16,740	Emerson Electric Co.	786,613

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2007 — (Unaudited)

Shares		Value
COMMON STOCKS[t] — (Continued)
	Electronic Equipment & Instruments — 2.1%
6,110	Avnet, Inc.[1]	$249,899
10,920	CDW Corp.	786,349
		1,036,248
	Energy Equipment & Services — 3.2%
10,000	ENSCO International, Inc.	563,800
15,915	Tidewater, Inc.	1,005,987
		1,569,787
	Food & Staples Retailing — 5.5%
12,500	Costco Wholesale Corp.	669,625
21,251	Sysco Corp.	695,758
15,332	Walgreen Co.	673,075
14,667	Wal-Mart Stores, Inc.	702,843
		2,741,301
	Health Care Equipment & Supplies — 1.4%
8,720	Becton Dickinson & Co.	686,177
	Health Care Providers & Services — 7.1%
16,790	Aetna, Inc.	787,115
8,600	Express Scripts, Inc.[1]	821,730
8,055	Humana, Inc.[1]	509,398
4,150	Manor Care, Inc.	269,293
7,785	McKesson Corp.	457,991
8,180	WellPoint, Inc.[1]	645,975
		3,491,502
	Health Care Technology — 1.4%
23,150	IMS Health, Inc.	678,989
	Hotels, Restaurants & Leisure — 0.7%
7,880	Darden Restaurants, Inc.	326,862
	Household Products — 0.8%
5,650	Colgate-Palmolive Co.	382,731
	Independent Power Producers & Energy Traders — 1.3%
9,815	TXU Corp.	643,668
	Insurance — 0.5%
7,245	WR Berkley Corp.	235,390
	Internet Software & Services — 2.8%
19,550	eBay, Inc.[1]	663,527
1,565	Google, Inc. - Class A1	737,710
		1,401,237

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2007 — (Unaudited)

Shares		Value
COMMON STOCKS[t] — (Continued)
	IT Services — 1.4%
23,595	Electronic Data Systems Corp.	$689,918
	Machinery — 6.8%
11,590	Cummins, Inc.	1,068,134
10,285	Danaher Corp.	732,189
8,790	Parker Hannifin Corp.	809,911
9,980	Terex Corp.[1]	776,943
		3,387,177
	Media — 3.7%
20,074	DIRECTV Group (The), Inc.[1]	478,564
19,345	Disney (Walt) Co.	676,688
6,435	Omnicom Group, Inc.	673,809
		1,829,061
	Metals & Mining — 1.5%
20,695	Alcoa, Inc.	734,466
	Multiline Retail — 3.7%
12,360	Family Dollar Stores, Inc.	393,542
9,630	J.C. Penney Co., Inc. (Holding Co.)	761,637
2,320	Kohl's Corp.[1]	171,773
9,615	Nordstrom, Inc.	528,056
		1,855,008
	Personal Products — 1.4%
13,530	Estee Lauder Companies - Class A	695,713
	Pharmaceuticals — 8.0%
11,580	Eli Lilly & Co.	684,725
13,570	Forest Laboratories, Inc.[1]	722,060
15,100	Merck & Co., Inc.	776,744
33,610	Mylan Laboratories	737,067
8,984	Schering-Plough Corp.	285,062
13,235	Wyeth	734,542
		3,940,200
	Semiconductors & Semiconductor Equipment — 3.1%
13,385	Kla-Tencor Corp.	743,537
24,515	Novellus Systems, Inc.[1]	793,551
		1,537,088
	Software — 6.8%
11,028	Adobe Systems, Inc.[1]	458,324
57,545	BEA Systems, Inc.[1]	678,456

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2007 — (Unaudited)

Shares/ Face Amount		Value
COMMON STOCKS[t] — (Continued)
	Software — (Continued)
32,420	Cadence Design Systems, Inc.[1]	$719,724
7,365	McAfee, Inc.[1]	239,289
38,125	Oracle Corp.[1]	716,750
30,518	Symantec Corp.[1]	537,117
		3,349,660
	Specialty Retail — 3.5%
18,937	American Eagle Outfitters, Inc.	558,073
6,470	Autozone, Inc.[1]	860,769
11,965	TJX Cos., Inc. (The)	333,704
		1,752,546
	Textiles, Apparel & Luxury Goods — 1.3%
7,760	Nike, Inc. - Class B	417,954
2,545	Polo Ralph Lauren Corp.	234,420
		652,374
	Tobacco — 1.7%
15,275	UST, Inc.	865,787
	TOTAL COMMON STOCKS (Cost $42,218,610)	48,849,842
REPURCHASE AGREEMENT — 1.1%
$534,650	With Investors Bank & Trust Co., dated 4/30/07, 4.75%, principal and interest in the amount of $534,721 due 5/1/07, (collateralized by SBA #505340 with a par value of $520,502, coupon rate of 9.375%, due 2/25/26, market value of $561,382)	534,650
	TOTAL REPURCHASE AGREEMENT (Cost $534,650)	534,650

TOTAL INVESTMENTS (Cost $42,753,260)[2]	99.9%	$49,384,492
OTHER ASSETS IN EXCESS OF LIABILITIES	0.1	59,293
NET ASSETS	100.0%	$49,443,785

t  Percentages indicated are based on net assets.

1  Non-income producing security.

2  Aggregate cost for federal tax purposes was $42,935,281.

Abbreviation:

SBA — Small Business Administration

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap Growth Portfolio
INDUSTRY DIVERSIFICATION

On April 30, 2007, industry diversification of the Portfolio was as follows (Unaudited):

	% of Net Assets	Value
INDUSTRIES:
Pharmaceuticals	8.0%	$3,940,200
Computers & Peripherals	7.8	3,849,160
Health Care Providers & Services	7.1	3,491,502
Machinery	6.8	3,387,177
Software	6.8	3,349,660
Food & Staples Retailing	5.5	2,741,301
Beverages	4.4	2,158,258
Capital Markets	3.9	1,945,554
Multiline Retail	3.7	1,855,008
Media	3.7	1,829,061
Specialty Retail	3.5	1,752,546
Communications Equipment	3.3	1,612,918
Energy Equipment & Services	3.2	1,569,787
Aerospace & Defense	3.1	1,560,908
Semiconductors & Semiconductor Equipment	3.1	1,537,088
Internet Software & Services	2.8	1,401,237
Biotechnology	2.2	1,066,965
Electronic Equipment & Instruments	2.1	1,036,248
Tobacco	1.7	865,787
Electrical Equipment	1.6	786,613
Metals & Mining	1.5	734,466
Consumer Finance	1.5	725,072
Personal Products	1.4	695,713
IT Services	1.4	689,918
Health Care Equipment & Supplies	1.4	686,177
Health Care Technology	1.4	678,989
Commercial Services & Supplies	1.3	661,504
Textiles, Apparel & Luxury Goods	1.3	652,374
Independent Power Producers & Energy Traders	1.3	643,668
Household Products	0.8	382,731
Hotels, Restaurants & Leisure	0.7	326,862
Insurance	0.5	235,390
TOTAL COMMON STOCKS	98.8%	$48,849,842
REPURCHASE AGREEMENT	1.1	534,650
TOTAL INVESTMENTS	99.9%	$49,384,492

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Absolute Return Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2007 — (Unaudited)

Shares		Value
COMMON STOCKS[t] — 95.6%
	Aerospace & Defense — 2.8%
3,901	Lockheed Martin Corp.[2]	$375,042
3,775	Northrop Grumman Corp.[2]	277,878
2,654	Raytheon Co.[2]	142,095
5,463	United Technologies Corp.[2]	366,731
		1,161,746
	Air Freight & Logistics — 0.8%
12,153	Pacer International, Inc.[2]	310,509
	Airlines — 0.4%
5,764	Skywest, Inc.[2]	156,838
	Auto Components — 0.7%
2,647	Johnson Controls, Inc.[2]	270,868
	Building Products — 0.9%
11,404	Lennox International, Inc.[2]	385,569
	Capital Markets — 3.6%
1,525	Bear Stearns Cos., Inc.[2]	237,443
1,977	Goldman Sachs Capital, Inc.[2]	432,192
5,860	Knight Capital Group, Inc. - Class A1,2	94,932
4,644	Merrill Lynch & Co., Inc.[2]	419,028
3,672	Morgan Stanley[2]	308,485
		1,492,080
	Commercial Banks — 1.8%
9,470	Regions Financial Corp.[2]	332,302
11,596	Wells Fargo & Co.[2]	416,180
		748,482
	Commercial Services & Supplies — 4.1%
14,908	ABM Industries, Inc.[2]	419,511
6,282	Avery Dennison Corp.[2]	390,740
5,112	Manpower, Inc.[2]	410,238
8,221	United Stationers, Inc.[1,2]	489,314
		1,709,803
	Communications Equipment — 2.3%
14,635	Cisco Systems, Inc.[1,2]	391,340
7,818	Harris Corp.[2]	401,454
24,218	UTStarcom, Inc.[1,2]	172,917
		965,711

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Absolute Return Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2007 — (Unaudited)

Shares		Value
COMMON STOCKS[t] — (Continued)
	Computers & Peripherals — 3.1%
7,461	Diebold, Inc.[2]	$355,666
5,989	Hewlett-Packard Co.[2]	252,376
3,087	International Business Machines Corp.[2]	315,522
6,654	Lexmark International, Inc.[1,2]	362,643
		1,286,207
	Construction & Engineering — 1.2%
9,704	Jacobs Engineering Group, Inc.[1,2]	489,373
	Consumer Finance — 0.4%
4,639	First Marblehead Corp. (The)[2]	168,164
	Diversified Consumer Services — 0.9%
9,579	Regis Corp.[2]	366,205
	Diversified Financial Services — 1.2%
3,839	Bank of America Corp.[2]	195,405
6,042	J.P. Morgan Chase & Co.[2]	314,788
		510,193
	Diversified Telecommunication Services — 0.3%
2,825	CenturyTel, Inc.[2]	130,091
	Electronic Equipment & Instruments — 3.5%
7,179	Arrow Electronics, Inc.[1,2]	283,714
9,230	Avnet, Inc.[1,2]	377,507
6,448	CDW Corp.[2]	464,321
12,965	Jabil Circuit, Inc.[2]	302,085
		1,427,627
	Energy Equipment & Services — 3.3%
2,424	ENSCO International, Inc.[2]	136,665
5,890	Global Industries, Ltd.[1,2]	122,276
5,692	Grant Prideco, Inc.[1,2]	293,366
6,170	Halliburton Co.[2]	196,021
7,806	Oil States International, Inc.[1,2]	264,858
5,628	Tidewater, Inc.[2]	355,746
		1,368,932
	Food & Staples Retailing — 4.0%
8,845	CVS/Caremark Corp.[2]	320,543
13,578	Kroger Co. (The)[2]	400,687
9,810	Safeway, Inc.[2]	356,103
6,924	Spartan Stores, Inc.[2]	178,362
8,439	Wal-Mart Stores, Inc.[2]	404,397
		1,660,092

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Absolute Return Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2007 — (Unaudited)

Shares		Value
COMMON STOCKS[t] — (Continued)
	Food Products — 0.7%
6,995	Archer-Daniels-Midland Co.[2]	$270,707
	Gas Utilities — 0.4%
4,893	WGL Holdings, Inc.[2]	165,579
	Health Care Providers & Services — 1.3%
3,109	Aetna, Inc.[2]	145,750
2,487	McKesson Corp.[2]	146,310
4,364	UnitedHealth Group, Inc.[2]	231,554
		523,614
	Hotels, Restaurants & Leisure — 3.2%
4,292	Bob Evans Farms, Inc.[2]	157,516
9,880	Brinker International, Inc.[2]	307,268
9,581	Darden Restaurants, Inc.[2]	397,420
2,827	Marriott International, Inc. - Class A2	127,809
6,569	McDonald's Corp.[2]	317,151
		1,307,164
	Household Durables — 1.3%
1,834	Mohawk Industries, Inc.[1,2]	165,353
3,369	Whirlpool Corp.[2]	357,215
		522,568
	Insurance — 3.8%
2,582	AMBAC Financial Group, Inc.[2]	237,028
6,792	American Financial Group, Inc.[2]	239,554
4,092	Chubb Corp.[2]	220,272
3,284	Hartford Financial Services Group, Inc.[2]	332,341
2,652	Prudential Financial, Inc.[2]	251,940
5,527	Travelers Cos., Inc. (The)[2]	299,011
		1,580,146
	Internet Software & Services — 0.8%
21,709	United Online, Inc.[2]	313,261
	IT Services — 3.9%
7,383	Computer Sciences Corp.[1,2]	410,052
15,324	Convergys Corp.[1,2]	387,084
14,195	Electronic Data Systems Corp.[2]	415,062
3,608	Mastercard, Inc. - Class A2	402,941
		1,615,139

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Absolute Return Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2007 — (Unaudited)

Shares		Value
COMMON STOCKS[t] — (Continued)
	Leisure Equipment & Products — 0.9%
11,165	Hasbro, Inc.[2]	$352,926
	Life Sciences Tools & Services — 1.3%
7,446	Applera Corp. - Applied Biosystems Group[2]	232,613
5,532	Varian, Inc.[1,2]	320,635
		553,248
	Machinery — 3.8%
4,528	Cummins, Inc.[2]	417,300
3,991	Eaton Corp.[2]	356,037
7,630	Illinois Tool Works, Inc.[2]	391,495
4,331	Parker Hannifin Corp.[2]	399,058
		1,563,890
	Media — 4.1%
12,335	CBS Corp. - Class B2	391,883
8,742	Disney (Walt) Co.[2]	305,795
6,654	Gannett Co., Inc.[2]	379,677
2,822	Omnicom Group, Inc.[2]	295,492
15,747	Time Warner, Inc.[2]	324,861
		1,697,708
	Metals & Mining — 3.4%
9,528	Alcoa, Inc.[2]	338,149
3,912	Reliance Steel & Aluminum Co.[2]	232,373
9,991	Steel Dynamics, Inc.[2]	442,701
3,755	United States Steel Corp.[2]	381,283
		1,394,506
	Multiline Retail — 3.6%
10,443	Dollar Tree Stores, Inc.[1,2]	410,619
5,622	Kohl's Corp.[1,2]	416,253
1,345	Sears Holdings Corp.[1,2]	256,774
6,504	Target Corp.[2]	386,142
		1,469,788
	Multi-Utilities — 0.3%
2,684	PG&E Corp.[2]	135,810
	Office Electronics — 0.6%
13,870	Xerox Corp.[1,2]	256,595

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Absolute Return Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2007 — (Unaudited)

Shares		Value
COMMON STOCKS[t] — (Continued)
	Oil, Gas & Consumable Fuels — 6.2%
4,279	Chevron Corp.[2]	$332,863
3,017	ConocoPhillips[2]	209,229
5,346	Exxon Mobil Corp.[2]	424,365
2,137	Hess Corp.[2]	121,275
3,263	Marathon Oil Corp.[2]	331,358
6,021	Tesoro Corp.[2]	729,745
5,516	Valero Energy Corp.[2]	387,389
		2,536,224
	Pharmaceuticals — 4.8%
7,257	Forest Laboratories, Inc.[1,2]	386,145
13,120	King Pharmaceuticals, Inc.[1,2]	268,304
8,663	Merck & Co., Inc.[2]	445,625
14,455	Pfizer, Inc.[2]	382,479
11,256	Schering-Plough Corp.[2]	357,153
2,222	Wyeth[2]	123,321
		1,963,027
	REIT — 2.8%
1,148	Essex Property Trust, Inc.[2]	147,931
8,003	Hospitality Properties Trust[2]	364,377
8,243	iStar Financial, Inc.[2]	395,005
5,697	Rayonier, Inc.[2]	247,079
		1,154,392
	Road & Rail — 1.0%
7,663	Ryder System, Inc.[2]	403,380
	Semiconductors & Semiconductor Equipment — 3.4%
18,202	Applied Materials, Inc.[2]	349,842
7,366	Kla-Tencor Corp.[2]	409,181
9,800	Varian Semiconductor Equipment Associates, Inc.[1,2]	650,328
		1,409,351
	Software — 1.8%
30,070	BEA Systems, Inc.[1,2]	354,525
22,458	Symantec Corp.[1,2]	395,261
		749,786
	Specialty Retail — 3.0%
5,713	Best Buy Co., Inc.[2]	266,511
6,026	Office Depot, Inc.[1,2]	202,594

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Absolute Return Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2007 — (Unaudited)

Shares/ Face Amount		Value
COMMON STOCKS[t] — (Continued)
	Specialty Retail — (Continued)
14,395	RadioShack Corp.[2]	$418,463
12,877	TJX Cos., Inc. (The)[2]	359,140
		1,246,708
	Textiles, Apparel & Luxury Goods — 1.4%
5,510	Kellwood Co.[2]	155,272
7,589	Nike, Inc. - Class B2	408,744
		564,016
	Thrifts & Mortgage Finance — 1.0%
7,705	Bankunited Financial Corp. - Class A2	166,813
4,841	PMI Group, Inc. (The)[2]	234,643
		401,456
	Tobacco — 0.4%
2,222	Carolina Group[2]	170,050
	Trading Companies & Distributors — 1.1%
5,394	WW Grainger, Inc.[2]	445,652
	TOTAL COMMON STOCKS (Cost $35,874,363)	39,375,181
REPURCHASE AGREEMENT — 3.2%
$1,298,320	With Investors Bank & Trust Co., dated 4/30/07, 4.75%, principal and interest in the amount of $1,298,491, due 5/1/07, (collateralized by SBA #506333 with a par value of $1,282,256, coupon rate of 8.625%, due 9/25/16, market value of $1,363,236)	1,298,320
	TOTAL REPURCHASE AGREEMENT (Cost $1,298,320)	1,298,320

TOTAL LONG INVESTMENTS (Cost $37,172,683)	98.8%	$40,673,501
COMMON STOCKS SOLD SHORT[t] — (66.4)%

	Aerospace & Defense — (1.4)%
(8,113)	Hexcel Corp.[1]	(176,052)
(9,625)	Ladish Co., Inc.[1]	(391,352)
		(567,404)
	Biotechnology — (3.0)%
(6,608)	Alexion Pharmaceuticals, Inc.[1]	(276,611)
(5,954)	Amylin Pharmaceuticals, Inc.[1]	(246,079)

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Absolute Return Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2007 — (Unaudited)

Shares		Value
COMMON STOCKS SOLD SHORT[t] — (Continued)
	Biotechnology — (Continued)
(5,824)	Celgene Corp.[1]	$(356,196)
(11,591)	Keryx Biopharmaceuticals, Inc.[1]	(118,228)
(7,758)	Vertex Pharmaceuticals, Inc.[1]	(238,481)
		(1,235,595)
	Building Products — (0.6)%
(4,985)	USG Corp.[1]	(230,058)
	Capital Markets — (0.5)%
(8,078)	Calamos Asset Management, Inc. - Class A	(189,510)
	Chemicals — (0.6)%
(5,128)	Scotts Miracle-Gro Co. (The) - Class A	(230,606)
	Commercial Banks — (0.9)%
(4,512)	Signature Bank/New York, NY1	(141,948)
(5,636)	Wintrust Financial Corp.	(242,235)
		(384,183)
	Commercial Services & Supplies — (4.1)%
(5,925)	Brink's Co. (The)	(376,237)
(2,010)	CoStar Group, Inc.[1]	(98,108)
(13,743)	FTI Consulting, Inc.[1]	(505,330)
(6,749)	Mine Safety Appliances Co.	(284,470)
(14,442)	Mobile Mini, Inc.[1]	(432,827)
		(1,696,972)
	Communications Equipment — (4.0)%
(19,956)	Comtech Group, Inc.[1]	(352,024)
(18,399)	Corning, Inc.[1]	(436,424)
(5,914)	F5 Networks, Inc.[1]	(454,077)
(9,472)	QUALCOMM, Inc.	(414,874)
		(1,657,399)
	Computers & Peripherals — (0.8)%
(15,620)	Intermec, Inc.[1]	(348,795)
	Construction Materials — (1.0)%
(2,780)	Martin Marietta Materials, Inc.	(405,380)
	Consumer Finance — (0.5)%
(7,452)	Nelnet, Inc. - Class A	(200,384)
	Containers & Packaging — (2.0)%
(9,000)	Crown Holdings, Inc.[1]	(217,530)
(19,706)	Owens-IIlinois, Inc.[1]	(592,954)
		(810,484)

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Absolute Return Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2007 — (Unaudited)

Shares		Value
COMMON STOCKS SOLD SHORT[t] — (Continued)
	Diversified Financial Services — (1.6)%
(13,988)	Leucadia National Corp.	$(421,598)
(7,282)	Nasdaq Stock Market, Inc.[1]	(237,102)
		(658,700)
	Electronic Equipment & Instruments — (2.7)%
(33,526)	Cogent, Inc.[1]	(470,705)
(11,198)	Cognex Corp.	(241,317)
(14,679)	OSI Systems, Inc.[1]	(387,672)
		(1,099,694)
	Food & Staples Retailing — (0.8)%
(7,227)	Whole Foods Market, Inc.	(338,151)
	Hotels, Restaurants & Leisure — (3.9)%
(4,677)	Boyd Gaming Corp.	(212,803)
(8,759)	Choice Hotels International, Inc.	(329,689)
(3,050)	Las Vegas Sands Corp.[1]	(259,830)
(9,135)	Penn National Gaming, Inc.[1]	(441,586)
(10,927)	Scientific Games Corp. - Class A1	(363,760)
		(1,607,668)
	Household Durables — (2.1)%
(4,170)	Fortune Brands, Inc.	(334,017)
(2,965)	Harman International Industries, Inc.	(361,404)
(9,462)	Sealy Corp.	(161,327)
		(856,748)
	Insurance — (1.6)%
(1,013)	Alleghany Corp.[1]	(362,273)
(17,203)	Conseco, Inc.[1]	(304,321)
		(666,594)
	Internet Software & Services — (2.8)%
(5,054)	Equinix, Inc.[1]	(421,857)
(14,546)	Sohu.com, Inc.[1]	(368,305)
(13,026)	Yahoo!, Inc.[1]	(365,249)
		(1,155,411)
	IT Services — (1.6)%
(12,813)	eFunds Corp.[1]	(357,483)
(11,150)	Iron Mountain, Inc.[1]	(313,315)
		(670,798)

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Absolute Return Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2007 — (Unaudited)

Shares		Value
COMMON STOCKS SOLD SHORT[t] — (Continued)
	Machinery — (2.8)%
(8,498)	Esco Technologies, Inc.[1]	$(387,169)
(19,730)	Flow International Corp.[1]	(229,657)
(12,085)	Lindsay Corp.	(369,197)
(1,183)	Middleby Corp. (The)[1]	(162,402)
		(1,148,425)
	Media — (3.8)%
(7,058)	Arbitron, Inc.	(347,818)
(5,665)	Lamar Advertising Co.	(341,826)
(2,177)	RH Donnelley Corp.[1]	(170,002)
(18,697)	Warner Music Group Corp.	(321,588)
(521)	Washington Post Co. (The)	(387,624)
		(1,568,858)
	Oil, Gas & Consumable Fuels — (6.5)%
(7,754)	Arena Resources, Inc.[1]	(364,050)
(6,618)	ATP Oil & Gas Corp.[1]	(287,618)
(11,155)	Carrizo Oil & Gas, Inc.[1]	(411,062)
(4,380)	CNX Gas Corp.[1]	(122,903)
(12,563)	Denbury Resources, Inc.[1]	(415,710)
(9,773)	Goodrich Petroleum Corp.[1]	(343,325)
(17,107)	Parallel Petroleum Corp.[1]	(395,343)
(8,332)	Southwestern Energy Co.[1]	(349,944)
		(2,689,955)
	REIT — (2.2)%
(4,512)	Federal Realty Investment Trust	(406,847)
(4,310)	Kilroy Realty Corp.	(327,258)
(5,987)	UDR, Inc.	(179,849)
		(913,954)
	Road & Rail — (1.9)%
(7,584)	Dollar Thrifty Automotive Group[1]	(355,538)
(5,979)	Florida East Coast Industries	(421,579)
		(777,117)
	Semiconductors & Semiconductor Equipment — (3.1)%
(11,225)	Broadcom Corp. - Class A1	(365,374)
(11,458)	Microchip Technology, Inc.	(462,216)
(9,996)	Tessera Technologies, Inc.[1]	(427,729)
		(1,255,319)

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Absolute Return Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2007 — (Unaudited)

Shares		Value
COMMON STOCKS SOLD SHORT[t] — (Continued)
	Software — (2.1)%
(9,705)	Advent Software, Inc.[1]	$(325,700)
(28,815)	Opsware, Inc.[1]	(231,384)
(11,474)	Ultimate Software Group, Inc.[1]	(316,682)
		(873,766)
	Specialty Retail — (4.3)%
(7,143)	A.C. Moore Arts & Crafts, Inc.[1]	(146,646)
(5,681)	Aaron Rents, Inc.	(161,170)
(15,795)	Cache, Inc.[1]	(272,622)
(17,928)	Coldwater Creek, Inc.[1]	(371,110)
(11,857)	O'Reilly Automotive, Inc.[1]	(422,109)
(14,929)	Urban Outfitters, Inc.[1]	(384,571)
		(1,758,228)
	Thrifts & Mortgage Finance — (1.6)%
(19,338)	Bankatlantic Bancorp, Inc. - Class A	(186,418)
(6,457)	MAF Bancorp, Inc.	(259,249)
(9,268)	Sovereign Bancorp, Inc.	(224,934)
		(670,601)
	Trading Companies & Distributors — (1.6)%
(6,196)	Fastenal Co.	(254,780)
(8,442)	GATX Corp.	(413,742)
		(668,522)
	TOTAL COMMON STOCKS SOLD SHORT (Proceeds $26,378,458)	(27,335,279)

TOTAL SHORT INVESTMENTS (Proceeds $(26,378,458))	(66.4)%	$(27,335,279)
TOTAL INVESTMENTS (Cost $10,794,225)[3]	32.4	$13,338,222
OTHER ASSETS IN EXCESS OF LIABILITIES	67.6	27,837,402
NET ASSETS	100.0%	$41,175,624

t  Percentages indicated are based on net assets.

1  Non-income producing security.

2  All or a portion of security pledged as collateral for securities sold short.

3  Aggregate cost for federal tax purposes was $10,793,999.

Abbreviations:

REIT — Real Estate Investment Trust

SBA — Small Business Administration

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Absolute Return Portfolio
INDUSTRY DIVERSIFICATION

On April 30, 2007, industry diversification of the Portfolio was as follows (Unaudited):

	% of Net Assets	Value
INDUSTRIES:
Long Positions:
Oil, Gas & Consumable Fuels	6.2%	$2,536,224
Pharmaceuticals	4.8	1,963,027
Commercial Services & Supplies	4.1	1,709,803
Media	4.1	1,697,708
Food & Staples Retailing	4.0	1,660,092
IT Services	3.9	1,615,139
Insurance	3.8	1,580,146
Machinery	3.8	1,563,890
Capital Markets	3.6	1,492,080
Multiline Retail	3.6	1,469,788
Electronic Equipment & Instruments	3.5	1,427,627
Semiconductors & Semiconductor Equipment	3.4	1,409,351
Metals & Mining	3.4	1,394,506
Energy Equipment & Services	3.3	1,368,932
Hotels, Restaurants & Leisure	3.2	1,307,164
Computers & Peripherals	3.1	1,286,207
Specialty Retail	3.0	1,246,708
Aerospace & Defense	2.8	1,161,746
REIT	2.8	1,154,392
Communications Equipment	2.3	965,711
Software	1.8	749,786
Commercial Banks	1.8	748,482
Textiles, Apparel & Luxury Goods	1.4	564,016
Life Sciences Tools & Services	1.3	553,248
Health Care Providers & Services	1.3	523,614
Household Durables	1.3	522,568
Diversified Financial Services	1.2	510,193
Construction & Engineering	1.2	489,373
Trading Companies & Distributors	1.1	445,652
Road & Rail	1.0	403,380
Thrifts & Mortgage Finance	1.0	401,456
Building Products	0.9	385,569
Diversified Consumer Services	0.9	366,205
Leisure Equipment & Products	0.9	352,926
Internet Software & Services	0.8	313,261
Air Freight & Logistics	0.8	310,509
Auto Components	0.7	270,868
Food Products	0.7	270,707
Office Electronics	0.6	256,595
Tobacco	0.4	170,050
Consumer Finance	0.4	168,164

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Absolute Return Portfolio
INDUSTRY DIVERSIFICATION — (Concluded)

On April 30, 2007, industry diversification of the Portfolio was as follows (Unaudited):

	% of Net Assets	Value
Gas Utilities	0.4%	$165,579
Airlines	0.4	156,838
Multi-Utilities	0.3	135,810
Diversified Telecommunication Services	0.3	130,091
Short Positions:
Oil, Gas & Consumable Fuels	(6.5)	(2,689,955)
Specialty Retail	(4.3)	(1,758,228)
Commercial Services & Supplies	(4.1)	(1,696,972)
Communications Equipment	(4.0)	(1,657,399)
Hotels, Restaurants & Leisure	(3.9)	(1,607,668)
Media	(3.8)	(1,568,858)
Semiconductors & Semiconductor Equipment	(3.1)	(1,255,319)
Biotechnology	(3.0)	(1,235,595)
Internet Software & Services	(2.8)	(1,155,411)
Machinery	(2.8)	(1,148,425)
Electronic Equipment & Instruments	(2.7)	(1,099,694)
REIT	(2.2)	(913,954)
Software	(2.1)	(873,766)
Household Durables	(2.1)	(856,748)
Containers & Packaging	(2.0)	(810,484)
Road & Rail	(1.9)	(777,117)
IT Services	(1.6)	(670,798)
Thrifts & Mortgage Finance	(1.6)	(670,601)
Trading Companies & Distributors	(1.6)	(668,522)
Insurance	(1.6)	(666,594)
Diversified Financial Services	(1.6)	(658,700)
Aerospace & Defense	(1.4)	(567,404)
Construction Materials	(1.0)	(405,380)
Commercial Banks	(0.9)	(384,183)
Computers & Peripherals	(0.8)	(348,795)
Food & Staples Retailing	(0.8)	(338,151)
Chemicals	(0.6)	(230,606)
Building Products	(0.6)	(230,058)
Consumer Finance	(0.5)	(200,384)
Capital Markets	(0.5)	(189,510)
TOTAL COMMON STOCKS	29.2%	$12,039,902
REPURCHASE AGREEMENT	3.2	1,298,320
TOTAL INVESTMENTS	32.4%	$13,338,222

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Total Market Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2007 — (Unaudited)

Shares		Value
COMMON STOCKS[t] — 123.2%
	Aerospace & Defense — 1.9%
2,798	Lockheed Martin Corp.[2]	$269,000
3,181	United Technologies Corp.[2]	213,541
		482,541
	Air Freight & Logistics — 1.0%
12,267	ABX Air, Inc.[1,2]	79,981
6,711	Pacer International, Inc.[2]	171,466
		251,447
	Auto Components — 0.9%
2,096	Johnson Controls, Inc.[2]	214,484
	Biotechnology — 0.5%
1,805	Amgen, Inc.[1,2]	115,773
	Capital Markets — 6.7%
5,110	Ameriprise Financial, Inc.[2]	303,892
1,931	Bear Stearns Cos., Inc.[2]	300,657
1,974	Franklin Resources, Inc.[2]	259,206
1,264	Goldman Sachs Capital, Inc.[2]	276,323
2,876	Merrill Lynch & Co., Inc.[2]	259,501
3,181	Morgan Stanley[2]	267,236
		1,666,815
	Chemicals — 0.6%
4,721	Celanese Corp. - Class A2	156,596
	Commercial Banks — 2.0%
1,146	PNC Financial Services Group, Inc.[2]	84,919
4,456	Regions Financial Corp.[2]	156,361
7,211	Wells Fargo & Co.[2]	258,803
		500,083
	Commercial Services & Supplies — 4.3%
3,366	Manpower, Inc.[2]	270,121
16,518	SAIC, Inc.[1,2]	302,114
4,023	United Stationers, Inc.[1,2]	239,449
7,171	Waste Management, Inc.[2]	268,267
		1,079,951
	Communications Equipment — 4.5%
9,419	Cisco Systems, Inc.[1,2]	251,864
5,771	Harris Corp.[2]	296,341
12,165	Motorola, Inc.[2]	210,819

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Total Market Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2007 — (Unaudited)

Shares		Value
COMMON STOCKS[t] — (Continued)
	Communications Equipment — (Continued)
4,507	Polycom, Inc.[1,2]	$150,083
29,089	UTStarcom, Inc.[1,2]	207,695
		1,116,802
	Computers & Peripherals — 5.0%
5,688	Diebold, Inc.[2]	271,147
6,247	Hewlett-Packard Co.[2]	263,249
2,686	International Business Machines Corp.[2]	274,536
3,519	Lexmark International, Inc.[1,2]	191,785
14,135	QLogic Corp.[1,2]	252,734
		1,253,451
	Consumer Finance — 0.7%
4,592	First Marblehead Corp. (The)[2]	166,460
	Diversified Consumer Services — 1.1%
7,216	Regis Corp.[2]	275,868
	Diversified Financial Services — 4.2%
4,650	Bank of America Corp.[2]	236,685
4,677	CIT Group, Inc.[2]	278,983
4,677	Citigroup, Inc.[2]	250,781
5,349	J.P. Morgan Chase & Co.[2]	278,683
		1,045,132
	Diversified Telecommunication Services — 1.7%
6,491	AT&T, Inc.[2]	251,331
3,692	CenturyTel, Inc.[2]	170,017
		421,348
	Electronic Equipment & Instruments — 3.1%
3,660	Amphenol Corp. - Class A2	128,503
2,637	Arrow Electronics, Inc.[1,2]	104,214
6,660	Avnet, Inc.[1,2]	272,394
3,681	CDW Corp.[2]	265,069
		770,180
	Energy Equipment & Services — 2.4%
1,505	Halliburton Co.[2]	47,814
7,756	Oil States International, Inc.[1,2]	263,161
1,230	Smith International, Inc.[2]	64,501
3,681	Tidewater, Inc.[2]	232,676
		608,152

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Total Market Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2007 — (Unaudited)

Shares		Value
COMMON STOCKS[t] — (Continued)
	Food & Staples Retailing — 8.6%
616	Arden Group, Inc. - Class A2	$83,031
11,602	CVS/Caremark Corp.[2]	420,456
11,168	Kroger Co. (The)[2]	329,568
2,907	Longs Drug Stores Corp.[2]	159,129
7,581	Safeway, Inc.[2]	275,190
12,662	Spartan Stores, Inc.[2]	326,173
6,130	Walgreen Co.[2]	269,107
6,031	Wal-Mart Stores, Inc.[2]	289,006
		2,151,660
	Food Products — 1.0%
96	Seaboard Corp.[2]	239,328
	Gas Utilities — 1.3%
9,390	WGL Holdings, Inc.[2]	317,758
	Health Care Providers & Services — 3.4%
1,168	Cardinal Health, Inc.[2]	81,702
1,922	CIGNA Corp.[2]	299,044
3,558	McKesson Corp.[2]	209,317
3,366	Medco Health Solutions, Inc.[1,2]	262,615
		852,678
	Hotels, Restaurants & Leisure — 2.2%
6,491	Darden Restaurants, Inc.[2]	269,247
5,841	McDonald's Corp.[2]	282,003
		551,250
	Household Durables — 1.4%
3,181	Whirlpool Corp.[2]	337,281
	Insurance — 7.6%
3,921	Allstate Corp.[2]	244,357
2,039	Assurant, Inc.[2]	117,304
4,941	Chubb Corp.[2]	265,974
1,804	Hartford Financial Services Group, Inc.[2]	182,565
4,367	Metlife, Inc.[2]	286,912
3,002	Prudential Financial, Inc.[2]	285,190
3,681	SAFECO Corp.[2]	245,670
4,613	Travelers Cos., Inc. (The)[2]	249,563
		1,877,535
	Internet Software & Services — 1.0%
16,356	United Online, Inc.[2]	236,017

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Total Market Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2007 — (Unaudited)

Shares		Value
COMMON STOCKS[t] — (Continued)
	IT Services — 4.5%
5,688	Computer Sciences Corp.[1,2]	$315,912
10,786	Convergys Corp.[1,2]	272,454
9,345	Electronic Data Systems Corp.[2]	273,248
2,257	Mastercard, Inc. - Class A2	252,062
		1,113,676
	Leisure Equipment & Products — 1.2%
9,419	Hasbro, Inc.[2]	297,735
	Life Sciences Tools & Services — 1.4%
9,040	Applera Corp. - Applied Biosystems Group[2]	282,410
1,040	Varian, Inc.[1,2]	60,278
		342,688
	Machinery — 5.6%
4,056	Cummins, Inc.[2]	373,801
3,366	Eaton Corp.[2]	300,281
1,591	Illinois Tool Works, Inc.[2]	81,634
2,378	Kennametal, Inc.[2]	167,792
4,980	Mueller Industries, Inc.[2]	163,344
3,259	Parker Hannifin Corp.[2]	300,284
		1,387,136
	Media — 3.3%
15,989	Belo Corp. - Class A2	308,108
7,474	Disney (Walt) Co.[2]	261,440
2,484	Omnicom Group, Inc.[2]	260,100
		829,648
	Metals & Mining — 3.7%
6,218	Alcoa, Inc.[2]	220,677
5,334	Metal Management, Inc.[2]	256,405
4,670	Reliance Steel & Aluminum Co.[2]	277,398
3,612	Steel Dynamics, Inc.[2]	160,048
		914,528
	Multiline Retail — 3.1%
3,681	Kohl's Corp.[1,2]	272,541
1,190	Sears Holdings Corp.[1,2]	227,183
4,451	Target Corp.[2]	264,256
		763,980

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Total Market Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2007 — (Unaudited)

Shares		Value
COMMON STOCKS[t] — (Continued)
	Multi-Utilities — 2.4%
5,339	DTE Energy Co.[2]	$270,100
6,260	PG&E Corp.[2]	316,756
		586,856
	Oil, Gas & Consumable Fuels — 6.3%
3,166	Chevron Corp.[2]	246,283
3,293	Exxon Mobil Corp.[2]	261,398
2,597	Marathon Oil Corp.[2]	263,725
3,831	Tesoro Corp.[2]	464,317
4,857	Valero Energy Corp.[2]	341,107
		1,576,830
	Personal Products — 0.6%
3,136	NBTY, Inc.[1,2]	154,950
	Pharmaceuticals — 8.4%
4,941	Eli Lilly & Co.[2]	292,161
5,058	Forest Laboratories, Inc.[1,2]	269,136
3,855	Johnson & Johnson[2]	247,568
13,415	King Pharmaceuticals, Inc.[1,2]	274,337
5,984	Merck & Co., Inc.[2]	307,817
9,708	Pfizer, Inc.[2]	256,874
4,992	Schering-Plough Corp.[2]	158,396
5,003	Wyeth[2]	277,666
		2,083,955
	REIT — 1.0%
5,349	iStar Financial, Inc.[2]	256,324
	Semiconductors & Semiconductor Equipment — 2.4%
13,920	Applied Materials, Inc.[2]	267,542
2,409	Intel Corp.[2]	51,793
5,120	Kla-Tencor Corp.[2]	284,416
		603,751
	Software — 2.2%
17,466	Symantec Corp.[1,2]	307,402
27,297	TIBCO Software, Inc.[1,2]	248,949
		556,351
	Specialty Retail — 5.3%
3,986	American Eagle Outfitters, Inc.[2]	117,467
7,916	Brown Shoe Co., Inc.[2]	213,574
10,359	Foot Locker, Inc.[2]	246,441

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Total Market Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2007 — (Unaudited)

Shares/ Face Amount		Value
COMMON STOCKS[t] — (Continued)
	Specialty Retail — (Continued)
6,491	Office Depot, Inc.[1,2]	$218,227
8,616	Ross Stores, Inc.[2]	285,620
8,942	TJX Cos., Inc. (The)[2]	249,392
		1,330,721
	Textiles, Apparel & Luxury Goods — 0.9%
3,002	Kellwood Co.[2]	84,596
2,427	Nike, Inc. - Class B2	130,718
		215,314
	Thrifts & Mortgage Finance — 1.0%
4,266	Fannie Mae[2]	251,353
	Tobacco — 1.0%
3,131	Carolina Group[2]	239,615
	Trading Companies & Distributors — 1.8%
5,856	Applied Industrial Techologies, Inc.[2]	157,351
3,590	WW Grainger, Inc.[2]	296,606
		453,957
	TOTAL COMMON STOCKS (Cost $29,078,839)	30,647,958
REPURCHASE AGREEMENT — 2.8%
$692,597	With Investors Bank & Trust Co., dated 4/30/07, 4.75%, principal and interest in the amount of $692,688 due 5/1/07, (collateralized by FN #789570 with a par value of $719,884, coupon rate of 5.866%, due 7/1/32, market value of $727,227)	692,597
	TOTAL REPURCHASE AGREEMENT (Cost $692,597)	692,597

TOTAL LONG INVESTMENTS (Cost $29,771,436)	126.0%	$31,340,555

Shares
COMMON STOCKS SOLD SHORT[t] — (25.5%)
	Aerospace & Defense — (0.4)%
(5,411)	Gencorp, Inc.[1]	(72,075)
(610)	Ladish Co., Inc.[1]	(24,803)
		(96,878)

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Total Market Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2007 — (Unaudited)

Shares		Value
COMMON STOCKS SOLD SHORT[t] — (Continued)
	Biotechnology — (0.9)%
(1,036)	Celgene Corp.[1]	$(63,362)
(6,087)	Medarex, Inc.[1]	(83,331)
(2,381)	Vertex Pharmaceuticals, Inc.[1]	(73,192)
		(219,885)
	Building Products — (0.3)%
(1,432)	USG Corp.[1]	(66,087)
	Chemicals — (0.7)%
(1,474)	Cytec Industries, Inc.	(80,923)
(2,804)	Mosaic Co. (The)[1]	(82,718)
		(163,641)
	Commercial Banks — (1.0)%
(2,591)	Commerce Bancorp, Inc., NJ	(86,643)
(2,677)	PrivateBancorp, Inc.	(87,886)
(1,855)	Wintrust Financial Corp.	(79,728)
		(254,257)
	Commercial Services & Supplies — (2.7)%
(2,544)	Brady Corp. - Class A	(83,596)
(3,830)	Cenveo, Inc.[1]	(98,239)
(1,693)	Clean Harbors, Inc.[1]	(78,758)
(955)	Corrections Corp. of America[1]	(54,244)
(1,320)	CoStar Group, Inc.[1]	(64,429)
(4,514)	Covanta Holding Corp.[1]	(110,774)
(2,858)	FTI Consulting, Inc.[1]	(105,089)
(1,989)	Mine Safety Appliances Co.	(83,836)
		(678,965)
	Communications Equipment — (1.1)%
(3,220)	Adtran, Inc.	(81,949)
(5,241)	Comtech Group, Inc.[1]	(92,451)
(1,242)	F5 Networks, Inc.[1]	(95,361)
		(269,761)
	Construction Materials — (0.4)%
(621)	Martin Marietta Materials, Inc.	(90,554)
	Diversified Consumer Services — (0.6)%
(4,321)	INVESTools, Inc.[1]	(58,895)
(685)	Strayer Education, Inc.	(85,173)
(169)	Weight Watchers International, Inc.	(8,110)
		(152,178)

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Total Market Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2007 — (Unaudited)

Shares		Value
COMMON STOCKS SOLD SHORT[t] — (Continued)
	Diversified Financial Services — (0.3)%
(2,815)	Leucadia National Corp.	$(84,844)
	Electrical Equipment — (0.2)%
(1,357)	Energy Conversion Devices, Inc.[1]	(48,051)
	Electronic Equipment & Instruments — (1.2)%
(6,283)	Cogent, Inc.[1]	(88,213)
(2,410)	Cognex Corp.	(51,936)
(2,780)	OSI Systems, Inc.[1]	(73,420)
(1,285)	Rofin-Sinar Technologies, Inc.[1]	(85,170)
		(298,739)
	Food & Staples Retailing — (0.3)%
(2,549)	Performance Food Group, Co.[1]	(79,656)
	Health Care Providers & Services — (0.1)%
(890)	Matria Healthcare, Inc.[1]	(25,792)
	Hotels, Restaurants & Leisure — (2.2)%
(2,751)	Bally Technologies, Inc.[1]	(64,373)
(1,735)	Boyd Gaming Corp.	(78,943)
(2,065)	Choice Hotels International, Inc.	(77,727)
(985)	Harrah's Entertainment, Inc.	(84,021)
(951)	Las Vegas Sands Corp.[1]	(81,016)
(1,649)	Life Time Fitness, Inc.[1]	(84,759)
(1,735)	Penn National Gaming, Inc.[1]	(83,870)
		(554,709)
	Household Durables — (0.9)%
(870)	Fortune Brands, Inc.	(69,687)
(2,105)	M/I Homes, Inc.	(62,582)
(4,969)	Sealy Corp.	(84,721)
		(216,990)
	Internet Software & Services — (1.2)%
(1,345)	Equinix, Inc.[1]	(112,267)
(3,542)	Knot, Inc. (the)[1]	(75,551)
(3,727)	Yahoo!, Inc.[1]	(104,505)
		(292,323)
	IT Services — (1.3)%
(2,220)	CheckFree Corp.[1]	(74,725)
(3,020)	eFunds Corp.[1]	(84,258)

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Total Market Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2007 — (Unaudited)

Shares		Value
COMMON STOCKS SOLD SHORT[t] — (Continued)
	IT Services — (Continued)
(3,192)	Iron Mountain, Inc.[1]	$(89,695)
(1,936)	Syntel, Inc.	(67,876)
		(316,554)
	Machinery — (0.3)%
(1,841)	Esco Technologies, Inc.[1]	(83,876)
	Media — (0.7)%
(1,772)	Arbitron, Inc.	(87,324)
(132)	Washington Post Co. (The)	(98,208)
		(185,532)
	Metals & Mining — (0.1)%
(292)	RTI International Metals, Inc.[1]	(27,527)
	Office Electronics — (0.3)%
(1,835)	Zebra Technologies Corp. - Class A1	(73,015)
	Oil, Gas & Consumable Fuels — (0.5)%
(2,156)	Arena Resources, Inc.[1]	(101,224)
(580)	Cheniere Energy, Inc.[1]	(19,343)
		(120,567)
	REIT — (1.0)%
(1,706)	Equity Residential Properties Trust	(79,210)
(880)	Federal Realty Investment Trust REIT	(79,350)
(1,053)	Kilroy Realty Corp.	(79,954)
		(238,514)
	Road & Rail — (0.7)%
(2,058)	Dollar Thrifty Automotive Group[1]	(96,479)
(1,220)	Florida East Coast Industries	(86,022)
		(182,501)
	Semiconductors & Semiconductor Equipment — (1.1)%
(2,591)	Broadcom Corp. - Class A1	(84,337)
(2,260)	Microchip Technology, Inc.	(91,168)
(2,036)	Tessera Technologies, Inc.[1]	(87,120)
		(262,625)
	Software — (1.5)%
(2,431)	Advent Software, Inc.[1]	(81,584)
(2,325)	Blackboard, Inc.[1]	(79,771)
(2,356)	NAVTEQ Corp.[1]	(83,308)

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Total Market Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2007 — (Unaudited)

Shares		Value
COMMON STOCKS SOLD SHORT[t] — (Continued)
	Software — (Continued)
(353)	Net 1 UEPS Technologies, Inc.[1]	$(8,889)
(5,752)	Vasco Data Security International[1]	(123,035)
		(376,587)
	Specialty Retail — (2.5)%
(4,125)	A.C. Moore Arts & Crafts, Inc.[1]	(84,686)
(4,712)	Cache, Inc.[1]	(81,329)
(4,660)	Coldwater Creek, Inc.[1]	(96,462)
(1,735)	Guitar Center, Inc.[1]	(80,331)
(2,527)	O'Reilly Automotive, Inc.[1]	(89,961)
(1,788)	Tractor Supply Co.[1]	(92,511)
(3,736)	Urban Outfitters, Inc.[1]	(96,239)
		(621,519)
	Thrifts & Mortgage Finance — (1.0)%
(1,178)	Astoria Financial Corp.	(31,288)
(6,590)	Bankatlantic Bancorp, Inc. - Class A	(63,528)
(1,876)	MAF Bancorp, Inc.	(75,321)
(3,398)	Sovereign Bancorp, Inc.	(82,469)
		(252,606)
	TOTAL COMMON STOCKS SOLD SHORT (Proceeds $6,289,909)	(6,334,733)

TOTAL SHORT INVESTMENTS (Proceeds $(6,289,909))	(25.5)%	$(6,334,733)
TOTAL INVESTMENTS (Cost $23,481,527)[3]	100.5	$25,005,822
OTHER ASSETS IN EXCESS OF LIABILITIES	(0.5)	(119,937)
NET ASSETS	100.0%	$24,885,885

t  Percentages indicated are based on net assets.

1  Non-income producing security.

2  All or a portion of security pledged as collateral for securities sold short.

3  Aggregate cost for federal tax purposes was $23,508,618.

Abbreviations:

FN — Federal National Mortgage Association

REIT — Real Estate Investment Trust

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Total Market Long/Short Portfolio
INDUSTRY DIVERSIFICATION

On April 30, 2007, industry diversification of the Portfolio was as follows (Unaudited):

	% of Net Assets	Value
INDUSTRIES:
Long Positions:
Food & Staples Retailing	8.6%	$2,151,660
Pharmaceuticals	8.4	2,083,955
Insurance	7.5	1,877,535
Capital Markets	6.7	1,666,815
Oil, Gas & Consumable Fuels	6.3	1,576,830
Machinery	5.6	1,387,136
Specialty Retail	5.3	1,330,721
Computers & Peripherals	5.0	1,253,451
Communications Equipment	4.5	1,116,802
IT Services	4.5	1,113,676
Commercial Services & Supplies	4.3	1,079,951
Diversified Financial Services	4.2	1,045,132
Metals & Mining	3.7	914,528
Health Care Providers & Services	3.4	852,678
Media	3.3	829,648
Electronic Equipment & Instruments	3.1	770,180
Multiline Retail	3.1	763,980
Energy Equipment & Services	2.4	608,152
Multi-Utilities	2.4	586,856
Semiconductors & Semiconductor Equipment	2.4	603,751
Hotels, Restaurants & Leisure	2.2	551,250
Software	2.2	556,351
Commercial Banks	2.0	500,083
Aerospace & Defense	1.9	482,541
Trading Companies & Distributors	1.8	453,957
Diversified Telecommunication Services	1.7	421,348
Household Durables	1.4	337,281
Life Sciences Tools & Services	1.4	342,688
Gas Utilities	1.3	317,758
Leisure Equipment & Products	1.2	297,735
Diversified Consumer Services	1.1	275,868
Air Freight & Logistics	1.0	251,447
Food Products	1.0	239,328
Internet Software & Services	1.0	236,017
REIT	1.0	256,324
Thrifts & Mortgage Finance	1.0	251,353
Tobacco	1.0	239,615
Auto Components	0.9	214,484
Textiles, Apparel & Luxury Goods	0.9	215,314
Consumer Finance	0.7	166,460
Chemicals	0.6	156,596

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Total Market Long/Short Portfolio
INDUSTRY DIVERSIFICATION — (Concluded)

On April 30, 2007, industry diversification of the Portfolio was as follows (Unaudited):

	% of Net Assets	Value
Personal Products	0.6%	$154,950
Biotechnology	0.5	115,773
Short Positions:
Health Care Providers & Services	(0.1)	(25,792)
Metals & Mining	(0.1)	(27,527)
Electrical Equipment	(0.2)	(48,051)
Building Products	(0.3)	(66,087)
Diversified Financial Services	(0.3)	(84,844)
Food & Staples Retailing	(0.3)	(79,656)
Machinery	(0.3)	(83,876)
Office Electronics	(0.3)	(73,015)
Aerospace & Defense	(0.4)	(96,878)
Construction Materials	(0.4)	(90,554)
Oil, Gas & Consumable Fuels	(0.5)	(120,567)
Diversified Consumer Services	(0.6)	(152,178)
Chemicals	(0.7)	(163,641)
Media	(0.7)	(185,532)
Road & Rail	(0.7)	(182,501)
Biotechnology	(0.9)	(219,885)
Household Durables	(0.9)	(216,990)
Commercial Banks	(1.0)	(254,257)
REIT	(1.0)	(238,514)
Thrifts & Mortgage Finance	(1.0)	(252,606)
Communications Equipment	(1.1)	(269,761)
Semiconductors & Semiconductor Equipment	(1.1)	(262,625)
Electronic Equipment & Instruments	(1.2)	(298,739)
Internet Software & Services	(1.2)	(292,323)
IT Services	(1.3)	(316,554)
Software	(1.5)	(376,587)
Hotels, Restaurants & Leisure	(2.2)	(554,709)
Specialty Retail	(2.5)	(621,519)
Commercial Services & Supplies	(2.7)	(678,965)
TOTAL COMMON STOCKS	97.6%	$24,313,225
REPURCHASE AGREEMENT	2.8	692,597
TOTAL INVESTMENTS	100.4%	$25,005,822

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Notes to Financial Statements (Unaudited)

1.  Organization and Significant Accounting Policies

The Glenmede Fund, Inc. (the "Fund") consists of thirteen portfolios: the Government Cash Portfolio, the Tax-Exempt Cash Portfolio, the Core Fixed Income Portfolio, the Strategic Equity Portfolio, the Small Cap Equity Portfolio, the Large Cap Value Portfolio, the International Portfolio, the Philadelphia International Fund, the U.S. Emerging Growth Portfolio, the Large Cap 100 Portfolio, the Large Cap Growth Portfolio, the Absolute Return Portfolio and the Total Market Long/Short Portfolio (each, a "Portfolio" and collectively, the "Portfolios"). The Fund was incorporated in the State of Maryland on June 30, 1988, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. Since January 2, 1998, the Small Cap Equity Portfolio has consisted of two classes of shares: the Advisor Class and the Institutional Class. The Absolute Return Portfolio commenced operations on September 29, 2006. The Total Market Long/Short Portfolio commenced operations on December 21, 2006.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements.

Valuation of Securities: As permitted under Rule 2a-7 of the 1940 Act, securities held by the Government Cash and Tax-Exempt Cash Portfolios are valued by the "amortized cost" method of valuation, which approximates current value. Amortized cost valuation involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the effect of fluctuating interest rates on the market value of the instrument.

Equity securities listed on a United States ("US") securities exchange for which market quotations are readily available are valued at the last quoted sale price as of the close of the exchange's regular trading hours on the day the valuation is made. Price information on listed securities is taken from the exchange where the securities are primarily traded. Securities traded on the NASDAQ System are valued at the NASDAQ Official Closing Price ("NOCP"). Unlisted equity securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at an amount that does not exceed the asked price and is not less than the bid price. Securities listed on a foreign exchange and unlisted foreign securities are valued at the last quoted sales price available before the time when assets are valued.

Bonds and other fixed-income securities are valued at the most recent quoted bid price or, when exchange valuations are used, at the latest quoted sale price on the day of valuation. If there is no such reported sale, the latest quoted bid price is used. In addition, bond and other fixed-income securities may be valued on the basis of prices provided by a pricing service or by using a matrix or formula, when the Portfolio's investment advisor believes such prices reflect the fair market value of such securities. Debt securities purchased by non-money market Portfolios with remaining maturities of 60 days or less are valued at amortized cost. Securities with remaining

THE GLENMEDE FUND, INC.

Notes to Financial Statements (Unaudited) — (Continued)

maturities exceeding 60 days are valued at their market or fair value until the 61st day prior to maturity and are valued at amortized cost, thereafter.

When market quotations are not readily available or events occur that make established valuation methods unreliable, securities and other assets are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board of Directors of the Fund (the "Board"). In that regard, at April 30, 2007, substantially all foreign equity securities held by the International Portfolio and Philadelphia International Fund were fair valued using valuations provided by an independent valuation service.

Repurchase Agreements: Each Portfolio may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Portfolio to resell the obligation at an agreed-upon price and time, thereby determining the yield during the Portfolio's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Portfolio's holding period. The value of the collateral at the time of execution must be at least equal to 102% of the total amount of the repurchase obligations, including interest. In the event of counterparty default, the Portfolio has the right to collect the collateral to offset losses incurred. There is potential loss to the Portfolio in the event the Portfolio is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights. The Portfolio's investment advisor, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Portfolio enters into repurchase agreements to evaluate potential risks.

Forward Foreign Currency Contracts: The International Portfolio and Philadelphia International Fund may enter into forward foreign exchange contracts to hedge currency risk of securities denominated in a foreign currency. Forward foreign exchange contracts are valued at the forward rate and marked-to-market daily. The change in market value is recorded by the Portfolio as an unrealized gain or loss. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolios could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. There were no contracts open as of April 30, 2007.

Foreign Currency Translation: The books and records of each Portfolio are maintained in US dollars. Foreign currencies, investments and other assets and liabilities are translated into US dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated at exchange rates prevailing on the dates of such transactions. Unrealized gains and losses that result from changes in foreign currency exchange rates have been included in the unrealized gains (losses) on foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates

THE GLENMEDE FUND, INC.

Notes to Financial Statements (Unaudited) — (Continued)

include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Portfolio and the amount actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the purchase settlement date and subsequent sale trade date is included in realized gains and losses on investment transactions.

Foreign Securities: The Strategic Equity Portfolio, Small Cap Equity Portfolio, Large Cap Value Portfolio, U.S. Emerging Growth Portfolio, Large Cap 100 Portfolio, Large Cap Growth Portfolio, International Portfolio, Philadelphia International Fund, Absolute Return Portfolio and Total Market Long/Short Portfolio may invest in foreign securities. Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of US companies and the US government. These risks include valuation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable US companies and the US government. This is particularly true with respect to emerging markets in developing countries.

Reverse Repurchase Agreements: The Government Cash Portfolio, Core Fixed Income Portfolio, Absolute Return Portfolio and Total Market Long/Short Portfolio may enter into reverse repurchase agreements. Under the terms of a reverse repurchase agreement, the Portfolio sells a security subject to an obligation to repurchase the security from the buyer at a later date and price thereby determining the yield during the buyer's holding period. The use of reverse repurchase agreements involves certain risks in that the securities acquired by a Portfolio with the proceeds of such an agreement may decline in value, although the Portfolio is obligated to repay the proceeds. In addition, the market value of the securities sold by a Portfolio may decline below the repurchase price, to which the Portfolio remains committed. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Portfolio's use of the proceeds of the agreement may be restricted pending a determination by the party, or its trustee or receiver, whether to enforce the Portfolio's obligation to repurchase the securities. In entering into reverse repurchase agreements, the Portfolio will maintain cash, US Government securities or other liquid high grade debt obligations at least equal in value to its obligations with respect to reverse repurchase agreements. Under normal circumstances, the Government Cash Portfolio, the Core Fixed Income Portfolio, Absolute Return Portfolio and Total Market Long/Short Portfolio will not enter into reverse repurchase agreements if entering into such agreements would cause more than one-third of the value of their respective total assets to be subject to such agreements at the time of entering into such agreements. There were no open reverse repurchase agreements as of April 30, 2007.

Interest-Only Securities: The Core Fixed Income Portfolio may invest in interest-only securities, which are the interest portions of "stripped" securities. The holders of interest-only securities receive the interest on the underlying security, but no principal payments. While the timing of the interest receipts is known, the amount of interest to be received is not known.

Principal-Only Securities: The Core Fixed Income Portfolio may invest in principal-only securities, which are the principal portions of "stripped" securities.

THE GLENMEDE FUND, INC.

Notes to Financial Statements (Unaudited) — (Continued)

The holders of principal-only securities receive the principal on the underlying security, but no interest payments.

Collateralized Mortgage Obligations: The Core Fixed Income Portfolio may invest in collateralized mortgage obligations, which are backed by a pool of mortgages or mortgage-backed securities. The bonds that form collateralized mortgage obligations are grouped into classes, which have different coupon rates or maturities. The principal cash flows of the underlying pool of mortgages are channeled sequentially into each class.

TBA/When-Issued Purchase Commitments: The Core Fixed Income Portfolio and Absolute Return Portfolio may enter into TBA (to be announced)/when-issued purchase commitments to purchase securities for a fixed price at a future date, typically not exceeding 45 days. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date. This risk is in addition to the risk of decline in the value of the Portfolio's other assets.

Options Transactions: The Strategic Equity Portfolio, Large Cap Value Portfolio and Absolute Return Portfolio may purchase or write option contracts to hedge against changes in the value of securities the portfolio owns or expects to own. A call option gives the option holder the right to purchase the underlying security at a specified price until a specified date. A put option gives the option holder the right to sell the underlying security at a specified price until a specified date. The risk in writing a covered call option is that the Portfolio may forgo the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is a risk the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty's inability to perform. There were no option contracts open or outstanding as of April 30, 2007.

Futures: The Absolute Return Portfolio may enter into futures contracts. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange-traded. Risks of entering into futures contracts include the possibility that there may be an illiquid market or that a change in the value of the contract may not correlate with changes in the value of underlying securities. Upon entering into a contract, the Portfolio deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Portfolio as unrealized gains or losses. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. There were no open futures contracts outstanding at April 30, 2007.

Lending of Portfolio Securities: Each Portfolio, using Investors Bank & Trust Company ("IBT") as its lending agent, may loan securities to qualified brokers and dealers in exchange for negotiated lenders' fees. These fees are disclosed as "Income from

THE GLENMEDE FUND, INC.

Notes to Financial Statements (Unaudited) — (Continued)

security lending" in the Statement of Operations, net of expenses retained by IBT as compensation for its services as lending agent. Each applicable Portfolio receives cash collateral, which is invested by the lending agent in short-term money market instruments, in an amount at least equal to the current market value of the loaned securities. Information regarding the value of the securities loaned and the value of the collateral at period end is included at the end of each applicable Portfolio's Statement of Assets and Liabilities and Schedule of Portfolio Investments. Although risk is mitigated by the collateral, a Portfolio could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities when due.

Swap Agreements: The Absolute Return Portfolio may enter into swap agreements for hedging purposes or to seek to increase total return. In a standard swap transaction, two parties agree to pay or exchange the returns (or differentials in rates of return) earned or realized on particular assets, which may be adjusted for transaction costs, interest payments, dividends paid on the referenced assets or other factors. There were no open swap agreements as of April 30, 2007.

Swap agreements are subject to the risk that the swap counterparty will default on its obligations. If such a default occurs, the Portfolio will have to rely on its contractual remedies (which may be limited by bankruptcy, insolvency or similar laws) pursuant to the agreements related to the transaction.

Securities Sold Short: The Absolute Return Portfolio and Total Market Long/Short Portfolio may engage in short sales, which are sales by the Portfolio of securities which have been borrowed from a third party on the expectation that the market price will decline. If the price of the securities declines, the Portfolio will make a profit by purchasing the securities in the open market at a lower price than the one at which it sold the securities. If the price of the securities increases, the Portfolio may have to cover its short positions at a higher price than the short sale price, resulting in a loss. Gains are limited to the price at which the Portfolios sold the security short, while losses are potentially unlimited in size. Proceeds received from short sales may be maintained by a broker as collateral or may be released to the Portfolio and used to purchase additional securities or for any other purpose. Proceeds maintained by a broker are included in the "Cash collateral on deposit at broker" on the Statement of Assets and Liabilities. The Portfolio is required to maintain a segregated account of cash, cash equivalents or other appropriate liquid marketable securities with the custodian in at least an amount equal to the current market value of the securities sold short (less any additional collateral held by the broker) until the Portfolio replaces a borrowed security. Depending on arrangements made with the broker or custodian, the Portfolio may not receive any payments (including interest) on the deposits made with the broker or custodian. The Portfolio is liable to the buyer for any dividends payable on securities while those securities are in a short position. These dividends are recorded as an expense of the Portfolio. As of April 30, 2007, the Absolute Return Portfolio and the Total Market Long/Short Portfolio had pledged securities in the amount of $36,514,263 and $30,565,258, respectively, and cash in the amount of $27,715,269 and $0, respectively, to Goldman Sachs & Co., or its affiliates, as collateral for short sales.

Exchange-traded Funds: The Absolute Return Portfolio may invest in shares of exchange-traded funds ("ETFs"). An ETF seeks to track the performance of a particular market index. These indices include both broad-market indices and more narrowly-based indices, including those relating to particular sectors, markets, regions,

THE GLENMEDE FUND, INC.

Notes to Financial Statements (Unaudited) — (Continued)

or industries. ETF shares are traded like traditional equity securities on a national securities exchange or NASDAQ National Market System.

Securities Transactions and Investment Income: Securities transactions are recorded as of the trade date. Realized gains and losses on investments sold are computed on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividend income for foreign securities is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon thereafter as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of premiums and accretion of discounts when appropriate.

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Interest income is accrued based on the terms of the security. Each Portfolio segregates assets with a current value at least equal to the amount of its when-issued purchase commitments. When-issued purchase commitments involve a risk of loss if the value of the security to be purchased declines prior to settlement date, or if the counterparty does not perform under the contract.

Dividends and Distributions to Shareholders: Dividends from net investment income, if any, of the Government Cash and Tax-Exempt Cash Portfolios are declared each day the Portfolios are open for business and are paid monthly. Dividends from net investment income, if any, of the Core Fixed Income Portfolio are declared and paid monthly. Dividends from net investment income, if any, of the Strategic Equity, Small Cap Equity, Large Cap Value, International, Philadelphia International, U.S. Emerging Growth, Large Cap 100, Large Cap Growth, Absolute Return and Total Market Long/Short Portfolios are declared and paid quarterly. The Portfolios distribute any net realized capital gains on an annual basis. Additional distributions of net investment income and capital gains for each Portfolio may be made at the discretion of the Board in order to avoid a nondeductible excise tax under Section 4982 of the Internal Revenue Code, as amended (the "Code").

Income and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments of income and gains on various investment securities held by each Portfolio, timing differences and differing characterization of distributions made by each Portfolio.

Income and Expense Allocation: Expenses which are not readily identifiable to a specific Portfolio are allocated among Portfolios taking into consideration, among other things, the nature and type of expenses and the relative size of the Portfolios. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as shareholder servicing fees, and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class.

THE GLENMEDE FUND, INC.

Notes to Financial Statements (Unaudited) — (Continued)

Federal Income Taxes: Each Portfolio intends to qualify as a regulated investment company by complying with the requirements of the Code, applicable to regulated investment companies, and by distributing substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for amortized premiums, expired net capital loss carryforwards, redemptions in kind, foreign currency transactions, market discounts, net operating losses and nontaxable dividends.

On October 31, 2006, the tax year end of the Fund, the following Portfolios had available capital loss carryforwards to be utilized in the current period to offset future net capital gains through the indicated expiration dates as follows:

	Expiring October 31,
Portfolio	2007	2008	2009	2010	2011	2012
Government Cash Portfolio	$—	$—	$—	$4,173	$—	$—
Tax-Exempt Cash Portfolio	7,168	—	128,382	—	—	—
Core Fixed Income Portfolio	—	2,650,905	—	—	—	—
U.S. Emerging Growth Portfolio	—	—	1,343,148	427,605	427,605	—
Absolute Return Portfolio	—	—	—	—	—	—
	Expiring October 31,

Portfolio	2013	2014
Government Cash Portfolio	$—	$—
Tax-Exempt Cash Portfolio	—	—
Core Fixed Income Portfolio	—	435,604
U.S. Emerging Growth Portfolio	—	—
Absolute Return Portfolio	—	86,081

As of October 31, 2006, substantially all the losses reflected above for U.S. Emerging Growth Portfolio are subject to certain IRS limitations.

During the year ended October 31, 2006, the following Portfolios utilized capital loss carryforwards of the following:

U.S. Emerging Growth Portfolio	$74,775
Large Cap Growth Portfolio	77,452

THE GLENMEDE FUND, INC.

Notes to Financial Statements (Unaudited) — (Continued)

As of October 31, 2006, the tax year end of the Fund, the components of distributable earnings on a tax basis were as follows:

Portfolio	Undistributed Tax-Exempt Income	Undistributed Ordinary Income	Undistributed Long-Term Gain	Total* Distributable Earnings
Government Cash Portfolio	$—	$2,874,422	$—	$2,870,249
Tax-Exempt Cash Portfolio	1,947,331	—	—	1,811,781
Core Fixed Income Portfolio	—	759,139	—	(2,117,875)
Strategic Equity Portfolio	—	13,486	—	14,732,312
Small Cap Equity Portfolio	—	—	—	53,798,556
Large Cap Value Portfolio	—	2,835	—	5,671,938
International Portfolio	—	3,980,814	406,570	277,597,007
Philadelphia International Fund	—	4,664,928	178,745	142,847,752
U.S. Emerging Growth Portfolio	—	—	—	2,949,496
Large Cap 100 Portfolio	—	656	—	12,704,768
Large Cap Growth Portfolio	—	—	—	4,653,533
Absolute Return Portfolio	—	38,239	—	(58,390)

* Total Distributable Earnings are additionally comprised of Net Unrealized Appreciation/(Depreciation) and Capital Loss Carryforwards, which are shown elsewhere in the Notes to Financial Statements.

For the year ended October 31, 2006, Government Cash and Tax-Exempt Cash Portfolios' components of distributable earnings on a tax basis were equal to the components of distributable earnings on a book basis.

2. Investment Advisory Fee, Administration Fee and Other Related Party Transactions

Since January 1, 2007, Glenmede Investment Management LP (the "Advisor"), a wholly-owned subsidiary of The Glenmede Trust Company, N.A. ("Glenmede Trust"), has served as investment advisor to the Strategic Equity, Large Cap Value, International, Government Cash, Tax-Exempt Cash, Core Fixed Income, Small Cap Equity, U.S. Emerging Growth, Large Cap 100, Large Cap Growth, Absolute Return and Total Market Long/Short Portfolios, pursuant to investment management agreements with the Fund. Under these agreements, the Advisor manages the Portfolios, subject to the general supervision of the Board. Prior thereto, investment advisory services were provided by Glenmede Trust's wholly-owned subsidiary, Glenmede Advisers, Inc.

THE GLENMEDE FUND, INC.

Notes to Financial Statements (Unaudited) — (Continued)

The Government Cash and Tax-Exempt Cash Portfolios do not pay a management fee for advisory services. Glenmede Trust charges a fee directly to its clients, the investors in the Portfolios are the clients of Glenmede Trust, for fiduciary, trust and/or advisory services. The actual annual fees charged vary dependent on a number of factors, including the particular services provided to the client and are generally 1.25% or less of the clients' assets under management. The Small Cap Equity, Strategic Equity, Large Cap Value, U.S. Emerging Growth, Large Cap 100 and Large Cap Growth Portfolios each pay the Advisor management fees at the annual rate of 0.55% of such Portfolio's average daily net assets. The Core Fixed Income and International Portfolios pay the Advisor management fees at the annual rate of 0.35% and 0.75%, respectively, of such Portfolio's average daily net assets.

The Absolute Return Portfolio and Total Market Long/Short Portfolios pay the Advisor a management fee at the annual rate of 1.20% of such Portfolio's average daily net assets. The Advisor has contractually agreed to waive a portion of its management fees so that after giving effect to such contractual waiver, the management fee will be 0.75%. The Advisor has also contractually agreed to waive an additional portion of its management fees and/or reimburse the Portfolios to the extent that total annual Portfolio operating expenses, as a percentage of the Portfolio's average net assets, exceed 1.25% (excluding short-sale dividends, prime broker interest, brokerage commissions, taxes, interest and extraordinary expenses). The Advisor has contractually agreed to these waivers and/or reimbursements until at least February 28, 2008. Shareholders of the Portfolios will be notified if the waivers/reimbursements are discontinued after that date.

Philadelphia International Advisors, LP ("PIA"), a limited partnership in which Glenmede Trust is a limited partner, serves as investment advisor to the Philadelphia International Fund. The Philadelphia International Fund pays a management fee to PIA at the annual rate of 0.75% of the Portfolio's average daily net assets. PIA has agreed to waive its fees to the extent necessary to ensure that the Portfolio's total operating expenses do not exceed 1.00% of the Portfolio's average net assets. No management fees were waived for the period ended April 30, 2007.

PIA also serves as investment sub-advisor to the International Portfolio. The Advisor has agreed to pay PIA a fee for its sub-investment services to the International Portfolio, calculated daily and payable monthly, at the annual rate of 0.26% of the Portfolio's average daily net assets.

The Institutional Class of Small Cap Equity Portfolio pays Glenmede Trust a shareholder servicing fee at the annual rate of 0.05% of such Portfolio's average daily net assets. The Government Cash, Tax-Exempt Cash and Core Fixed Income Portfolios each pay Glenmede Trust a shareholder servicing fee at the annual rate of 0.10% of such Portfolio's average daily net assets. Strategic Equity, Large Cap Value, Large Cap 100, Large Cap Growth, Absolute Return and Total Market Long/Short Portfolios each pay Glenmede Trust a shareholder servicing fee at the annual rate of 0.20% of such Portfolio's average daily net assets. The International, U.S. Emerging Growth Portfolios and the Advisor Class of Small Cap Equity Portfolio each pay Glenmede Trust a shareholder servicing fee at the annual rate of 0.25% of such Portfolio's average daily net assets. The Philadelphia International Fund is not subject to a shareholder servicing plan and, accordingly, pays no shareholder servicing fee. The Advisor, Glenmede Trust and/or PIA may pay additional compensation out of their assets to selected institutions and other persons in connection

THE GLENMEDE FUND, INC.

Notes to Financial Statements (Unaudited) — (Continued)

with selling of shares and/or the servicing of Portfolio shareholders and other accounts managed by the Advisor, Glenmede Trust, or PIA.

IBT serves as administrator, transfer agent, dividend-paying agent and custodian with respect to the Fund. The Fund pays IBT a fee based on the combined aggregate average daily net assets of the Portfolios and The Glenmede Portfolios, a registered investment company. The fee is computed daily and paid monthly. IBT is also paid an annual fee plus out-of pocket expenses for the provision of personnel and services related to the Fund's compliance program. The Fund's Chief Compliance Officer holds the position of Senior Director at IBT.

Quasar Distributors, LLC serves as distributor of the Portfolios' shares. The distributor receives no fees from the Fund in connection with distribution services provided to the Fund.

The Fund pays each Board member an annual fee of $24,000 plus $1,250 for each Board meeting attended and out-of-pocket expenses incurred in attending Board meetings and the Audit Committee Chairman receives an annual fee of $2,000 for his services as Chairman of the Audit Committee. Effective January 1, 2007, the annual fee increased to $34,000.

Expenses for the period ended April 30, 2007 include legal fees paid to Drinker Biddle & Reath LLP. A partner of the law firm is Secretary of the Fund.

3. Purchases and Sales of Securities

For the period ended April 30, 2007, cost of purchases and proceeds from sales of investment securities other than US government securities and short-term securities were:

Portfolio	Purchases	Sales
Core Fixed Income Portfolio	$2,928,270	$8,858,736
Strategic Equity Portfolio	33,541,969	38,219,379
Small Cap Equity Portfolio	61,550,848	75,320,195
Large Cap Value Portfolio	30,488,887	30,190,931
International Portfolio	138,354,256	179,515,921
Philadelphia International Fund	80,214,374	87,799,998
U.S. Emerging Growth Portfolio	23,942,712	21,759,214
Large Cap 100 Portfolio	78,893,959	52,085,044
Large Cap Growth Portfolio	28,512,495	19,416,640
Absolute Return Portfolio	45,073,387	38,897,430
Total Market Long/Short Portfolio	38,222,193	15,085,050

For the period ended April 30, 2007, cost of purchases and proceeds from sales of long-term US government securities were:

Portfolio	Purchases	Sales
Core Fixed Income Portfolio	$185,167,419	$168,006,015

THE GLENMEDE FUND, INC.

Notes to Financial Statements (Unaudited) — (Continued)

As of April 30, 2007, aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value were as follows:

Portfolio	Appreciation	Depreciation	Net
Core Fixed Income Portfolio	$918,271	$1,236,941	$(318,670)
Strategic Equity Portfolio	19,573,767	91,540	19,482,227
Small Cap Equity Portfolio	69,182,166	4,330,143	64,852,023
Large Cap Value Portfolio	7,650,887	83,408	7,567,479
International Portfolio	326,868,963	12,264,950	314,604,013
Philadelphia International Fund	171,795,377	5,636,416	166,158,961
U.S. Emerging Growth Portfolio	7,103,509	1,207,985	5,895,524
Large Cap 100 Portfolio	21,503,632	829,156	20,674,476
Large Cap Growth Portfolio	6,811,943	362,732	6,449,211
Absolute Return Portfolio	4,922,725	2,378,502	2,544,223
Total Market Long/Short Portfolio	2,160,841	663,637	1,497,204

4. Common Stock

Since the Government Cash Portfolio and the Tax-Exempt Cash Portfolio have sold shares, issued shares as reinvestments of dividends, and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, reinvestments and redemptions is the same as the amounts shown below for such transactions. Changes in the capital shares outstanding were as follows:

	Period Ended 04/30/07	Year Ended 10/31/06
Government Cash Portfolio:
Sold	$2,174,883,910	$3,837,388,847
Issued as reinvestment of dividends	65,288	109,305
Redeemed	(2,090,610,010)	(3,822,266,956)
Net increase	$84,339,188	$15,231,196
Tax-Exempt Cash Portfolio:
Sold $	1,216,772,162	$2,250,504,341
Redeemed	(1,337,363,306)	(2,096,873,550)
Net increase	$(120,591,144)	$153,630,791

	Period Ended 04/30/07		Year Ended 10/31/06
	Shares	Amount	Shares	Amount
Core Fixed Income Portfolio:
Sold	1,021,306	$10,819,691	1,946,607	$20,500,143
Issued as reinvestment of dividends	43,668	462,874	78,545	823,840
Redeemed	(809,179)	(8,578,539)	(1,684,115)	(17,680,393)
Net increase	255,795	$2,704,026	341,037	$3,643,590

THE GLENMEDE FUND, INC.

Notes to Financial Statements (Unaudited) — (Continued)

	Period Ended 04/30/07		Year Ended 10/31/06
	Shares	Amount	Shares	Amount
Strategic Equity Portfolio:
Sold	204,660	$3,775,302	665,091	$11,874,604
Issued as reinvestment of dividends	1,032	19,147	341,160	6,080,483
Redeemed	(481,718)	(8,846,319)	(902,316)	(16,183,139)
Net increase	(276,026)	$(5,051,870)	103,935	$1,771,948
Small Cap Equity Portfolio (Advisor Class):
Sold	664,489	$11,540,478	934,695	$17,158,384
Issued as reinvestment of dividends	—	—	2,096,107	34,819,333
Redeemed	(1,563,048)	(26,840,514)	(2,332,330)	(43,162,866)
Redemptions in-kind	—	—	(910,552)	(17,000,000)
Net decrease	(898,559)	$(15,300,036)	(212,080)	$(8,185,149)
Small Cap Equity Portfolio (Institutional Class):
Sold	1,730	$30,000	—	$—
Issued as reinvestment of dividends	—	—	11	191
Redeemed	(1,730)	(31,817)	—	—
Net increase	—	$(1,817)	11	$191
Large Cap Value Portfolio:
Sold	586,315	$6,678,419	1,974,139	$21,506,039
Issued as reinvestment of dividends	13,923	161,211	217,661	2,415,808
Redeemed	(778,708)	(8,997,475)	(425,492)	(4,684,235)
Net increase	(178,470)	$(2,157,845)	1,766,308	$19,237,612
International Portfolio:
Sold	1,622,379	$33,607,030	2,867,069	$58,857,503
Issued as reinvestment of dividends	27,383	565,499	5,660,829	110,914,978
Redeemed	(3,241,258)	(68,277,018)	(7,302,083)	(150,141,971)
Net increase (decrease)	(1,591,496)	$(34,104,489)	1,225,815	$19,630,510
Philadelphia International Fund:
Sold	3,364,134	$69,924,310	11,015,536	$228,601,786
Issued as reinvestment of dividends	238,901	4,953,462	2,578,058	51,218,930
Redeemed	(3,034,838)	(63,099,873)	(5,594,147)	(114,177,502)
Redemptions in-kind	—	—	(19,344,375)	(417,838,495)
Net increase (decrease)	568,197	$11,777,899	(11,344,928)	$(252,195,281)
U.S. Emerging Growth Portfolio:
Sold	626,923	$4,701,972	3,109,513	$21,728,626
Redeemed	(346,939)	(2,597,987)	(622,748)	(4,402,313)
Net increase (decrease)	279,984	$2,103,985	2,486,765	$17,326,313
Large Cap 100 Portfolio:
Sold	2,340,056	$31,638,497	4,117,094	$50,371,917
Issued as reinvestment of dividends	336	4,559	120,022	1,562,344
Redeemed	(323,608)	(4,352,153)	(611,789)	(7,556,555)
Net increase	2,016,784	$27,290,903	3,625,327	$44,377,706

THE GLENMEDE FUND, INC.

Notes to Financial Statements (Unaudited) — (Continued)

	Period Ended 04/30/07		Year Ended 10/31/06
	Shares	Amount	Shares	Amount
Large Cap Growth Portfolio:
Sold	825,041	$11,037,052	1,576,676	$19,177,705
Issued as reinvestment of dividends	744	9,930	36,994	479,288
Redeemed	(115,580)	(1,532,524)	(244,657)	(2,922,098)
Net increase	710,205	$9,514,458	1,369,013	$16,734,895
Absolute Return Portfolio:
Sold	2,147,751	$21,412,456	1,985,638	$19,902,500
Issue as reinvestment of dividends	1,987	19,687	—	—
Redeemed	(100,201)	(1,007,192)	—	—
Net increase	2,049,537	$20,424,951	1,985,638	$19,902,500
Total Market Long/Short Portfolio[1]:
Sold	2,354,484	$23,838,836	—	$—
Issued as reinvestment of dividends	496	5,079	—	—
Redeemed	(12,320)	(123,312)	—	—
Net increase	2,342,660	$23,720,603	—	$—

1 The Total Market Long/Short Portfolio commenced operations on December 21, 2006.

As of April 30, 2007, with the exception of the Philadelphia International Fund, Glenmede Trust, on behalf of its clients, holds of record and has voting and/or investment authority over substantially all of the Portfolios' outstanding shares. The following Portfolios have shareholders which, to the Fund's knowledge, own beneficially 10% or more of the shares outstanding of the Portfolio as of April 30, 2007. The total percentage of the shares of a Portfolio held by such shareholders is as follows:

	10% or Greater Shareholders
Portfolio	# of Shareholders	% of Shares Held
Government Cash Portfolio	1	29%
Core Fixed Income Portfolio	1	26%
Small Cap Equity Portfolio (Advisor Class)	1	21%
Small Cap Equity Portfolio (Institutional Class)	1	100%
Large Cap Value Portfolio	1	13%
International Portfolio	1	29%

THE GLENMEDE FUND, INC.

Notes to Financial Statements (Unaudited) — (Concluded)

5. Lending of Portfolio Securities

As of April 30, 2007, the following Portfolios had outstanding loans of securities to certain approved brokers for which the Portfolios received collateral:

Portfolio	Market Value of Loaned Securities	Market Value of Collateral	% of Total Assets on Loan
Strategic Equity Portfolio	$8,663,776	$8,923,291	8.95
Small Cap Equity Portfolio	42,955,001	44,546,516	14.84
Large Cap Value Portfolio	3,100,506	3,275,848	5.66
International Portfolio	7,660,780	8,056,160	0.75
Philadelphia International Fund	11,440,007	12,077,375	2.01
U.S. Emerging Growth Portfolio	8,982,355	9,365,549	18.53
Large Cap 100 Portfolio	7,089,468	7,278,267	4.70

6. Recently Issued Accounting Pronouncement

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, ("FIN 48") "Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement No. 109". FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes." This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006. The Fund is currently evaluating the impact of applying the various provisions of FIN 48.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS No. 157). SFAS No. 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. SFAS No. 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of SFAS No. 157 will have on the Fund's financial statement disclosures.

In February 2007, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities — including an amendment of FASB Statement No. 115." SFAS No. 159 permits entities to elect to measure certain financial assets and liabilities at fair value. Unrealized gains and losses on items for which the fair value option has been elected will be reported in earnings at each subsequent reporting date. SFAS No. 159 is effective as of the beginning of the first fiscal year that begins after November 15, 2007. Management is currently evaluating the impact the adoption of SFAS No. 159 will have on the Fund's financial statements.

THE GLENMEDE PORTFOLIOS

STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2007 — (Unaudited)

	Muni Intermediate Portfolio	New Jersey Muni Portfolio
Assets:
Investments[1]:
Investments at value	$22,937,757	$15,628,646
Cash	162,160	19,415
Interest receivable	304,923	207,159
Prepaid expenses	1,212	1,204
Total assets	23,406,052	15,856,424
Liabilities:
Payable for fund shares redeemed	174,855	139,993
Payable for securities purchased	534,825	—
Payable for Trustees' fees	1,272	953
Accrued expenses	7,285	5,976
Total liabilities	718,237	146,922
Net Assets	$22,687,815	$15,709,502
Net Assets consist of:
Par value ($0.001 of shares outstanding)	2,192	1,538
Paid-in capital in excess of par value	22,492,605	15,442,576
Undistributed net investment income	69,822	47,769
Accumulated net realized gain (loss) from investment transactions	(70,568)	70,857
Net unrealized appreciation (depreciation) on investments	193,764	146,762
Total Net Assets	22,687,815	15,709,502
Shares Outstanding	2,192,443	1,537,919
Net Asset Value Per Share	$10.35	$10.21
[1] Investments at cost	$22,743,993	$15,481,884

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

STATEMENTS OF OPERATIONS
For the Six Months Ended April 30, 2007 — (Unaudited)

	Muni Intermediate Portfolio	New Jersey Muni Portfolio
Investment income:
Interest	$453,511	$336,499
Total investment income	453,511	336,499
Expenses:
Administration, transfer agent and custody fees	6,822	6,423
Professional fees	2,130	1,683
Shareholder report expense	790	536
Shareholder servicing fees	17,027	12,339
Trustees' fees and expenses	3,018	2,244
Registration and filing fees	2,876	1,984
Other expenses	1,094	803
Total expenses	33,757	26,012
Net investment income	419,754	310,487
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	(15,351)	72,453
Net change in unrealized gain (loss) of:
Investments	(72,949)	(118,791)
Net realized and unrealized gain (loss)	(88,300)	(46,338)
Net increase (decrease) in net assets resulting from operations	$331,454	$264,149

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

STATEMENTS OF CHANGES IN NET ASSETS
For the Six Months Ended April 30, 2007 — (Unaudited)

	Muni Intermediate Portfolio	New Jersey Muni Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$419,754	$310,487
Net realized gain (loss) on:
Investment transactions	(15,351)	72,453
Net change in unrealized gain (loss) of:
Investments	(72,949)	(118,791)
Net increase (decrease) in net assets resulting from operations	331,454	264,149
Distributions to shareholders from:
Net investment income	(418,959)	(318,027)
Net increase (decrease) in net assets from capital share transactions	345,004	(1,035,982)
Net increase (decrease) in net assets	257,499	(1,089,860)
NET ASSETS:
Beginning of period	22,430,316	16,799,362
End of period	$22,687,815	$15,709,502
Undistributed net investment income included in net assets at end of period	$69,822	$47,769

For the Year Ended October 31, 2006

	Muni Intermediate Portfolio	New Jersey Muni Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$797,280	$619,400
Net realized gain (loss) on:
Investment transactions	(52,696)	(1,321)
Net change in unrealized gain (loss) of:
Investments	100,695	10,603
Net increase (decrease) in net assets resulting from operations	845,279	628,682
Distributions to shareholders from:
Net investment income	(792,434)	(625,617)
Net increase (decrease) in net assets from capital share transactions	1,631,458	240,411
Net increase (decrease) in net assets	1,684,303	243,476
NET ASSETS:
Beginning of year	20,746,013	16,555,886
End of year	$22,430,316	$16,799,362
Undistributed net investment income included in net assets at end of year	$69,027	$55,309

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

	Muni Intermediate Portfolio
	For the Six Months Ended	For the Years Ended October 31,
	April 30, 2007[1]	2006	2005	2004	2003	2002
Net asset value, beginning of period	$10.39	$10.36	$10.67	$10.69	$10.64	$10.55
Income from investment operations:
Net investment income	0.19	0.37	0.37	0.39	0.43	0.46
Net realized and unrealized gain (loss) on investments	(0.04)	0.03	(0.31)	(0.02)	0.06	0.09
Total from investment operations	0.15	0.40	0.06	0.37	0.49	0.55
Distributions to shareholders from:
Net investment income	(0.19)	(0.37)	(0.37)	(0.39)	(0.44)	(0.46)
Total distributions	(0.19)	(0.37)	(0.37)	(0.39)	(0.44)	(0.46)
Net asset value, end of period	$10.35	$10.39	$10.36	$10.67	$10.69	$10.64
Total return	1.46%[2]	3.97%	0.55%	3.49%	4.67%	5.41%
Ratios to average net assets/ Supplemental data:
Net assets, end of period (in 000's)	$22,688	$22,430	$20,746	$19,270	$20,320	$22,700
Ratio of operating expenses to average net assets	0.30%[3]	0.29%	0.29%	0.29%	0.20%	0.22%
Ratio of net investment income to average net assets	3.70%[3]	3.63%	3.49%	3.58%	4.03%	4.45%
Portfolio turnover rate	4%	17%	17%	28%	12%	29%

1  Unaudited.

2  Total return calculation is not annualized.

3  Annualized.

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

	New Jersey Muni Portfolio
	For the Six Months Ended	For the Years Ended October 31,
	April 30, 2007[1]	2006	2005	2004	2003	2002
Net asset value, beginning of period	$10.25	$10.25	$10.61	$10.73	$10.71	$10.60
Income from investment operations:
Net investment income	0.19	0.38	0.37	0.40	0.44	0.46
Net realized and unrealized gain (loss) on investments	(0.03)	0.00 [2]	(0.27)	(0.11)	0.03	0.10
Total from investment operations	0.16	0.38	0.10	0.29	0.47	0.56
Distributions to shareholders from:
Net investment income	(0.20)	(0.38)	(0.38)	(0.41)	(0.45)	(0.45)
Net realized capital gains	—	—	(0.08)	—	—	—
Total distributions	(0.20)	(0.38)	(0.46)	(0.41)	(0.45)	(0.45)
Net asset value, end of period	$10.21	$10.25	$10.25	$10.61	$10.73	$10.71
Total return	1.55%[3]	3.84%	0.94%	2.78%	4.46%	5.40%
Ratios to average net assets/ Supplemental data:
Net assets, end of period (in 000's)	$15,710	$16,799	$16,556	$18,329	$19,535	$20,037
Ratio of operating expenses to average net assets	0.32%[4]	0.29%	0.31%	0.28%	0.20%	0.27%
Ratio of net investment income to average net assets	3.77%[4]	3.74%	3.62%	3.73%	4.09%	4.22%
Portfolio turnover rate	14%	15%	31%	33%	9%	36%

1  Unaudited.

2  Amount rounds to less than $0.01 per share.

3  Total return calculation is not annualized.

4  Annualized.

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2007 — (Unaudited)

Face Amount		Value
MUNICIPAL BONDS[t] — 101.1%
	Pennsylvania — 101.1%
$100,000	Allegheny County, PA, General Obligation Unlimited, Refunding, Series C-55, (MBIA Insured), 5.375%, 11/1/14	$107,919
200,000	Allegheny County, PA, General Obligation Unlimited, Refunding, Series C-57, (FGIC Insured), 5.00%, 11/1/22	212,986
200,000	Allegheny County, PA, Higher Education Building Authority Revenue, Duquesne University, Series A, (FGIC Insured): 5.00%, 3/1/17	214,046
560,000	5.00%, 3/1/18	595,930
200,000	Allegheny County, PA, Hospital Development Authority Revenue, University of Pittsburgh, Health Center, Series A, (MBIA Insured), 5.30%, 4/1/08	204,008
300,000	Allegheny County, PA, Port Authority Special Revenue, (MBIA Insured), Prerefunded, 3/1/09 @ 101, 5.30%, 3/1/10	311,235
100,000	Allegheny County, PA, Sanitation Authority Revenue, (MBIA Insured), 5.00%, 12/1/17	108,345
500,000	Allegheny County, PA, Sanitation Authority Sewer Revenue, (MBIA Insured), 5.375%, 12/1/15	538,165
500,000	Boyertown, PA, Area School District, (FSA Insured), 5.00%, 10/1/17	539,195
500,000	Conneaut, PA, School District, Refunding, Series B, (FSA Insured), 5.00%, 11/1/20	551,775
310,000	Dauphin County, PA, General Authority Hospital Revenue, Escrowed to Maturity, (FGIC Insured), 6.125%, 7/1/10	320,918
400,000	Dauphin County, PA, Refunding, Series B, (AMBAC Insured), 5.00%, 11/15/17	431,720
215,000	Delaware River Joint Toll Bridge Commission Revenue, (MBIA Insured), 5.25%, 7/1/16	232,297
285,000	Delaware River Joint Toll Bridge Commission Revenue, (MBIA Insured), Prerefunded 7/1/13 @ 100, 5.25%, 7/1/16	308,664
750,000	Delaware River Port Authority, PA and NJ Revenue, (FSA Insured), 5.25%, 1/1/12	778,477

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2007 — (Unaudited)

Face Amount		Value
MUNICIPAL BONDS[t] — (Continued)
	Pennsylvania — (Continued)
$100,000	Delaware River Port Authority, PA and NJ, Delaware River Bridges Revenue, Escrowed to Maturity: 6.00%, 1/15/10	$103,945
90,000	6.50%, 1/15/11	95,308
700,000	Delaware River Port Authority, PA and NJ, Refunding, Series A, (FSA Insured), 5.25%, 1/1/09	718,060
100,000	Delaware River Port Authority, PA and NJ, Refunding, Series B, (AMBAC Insured), 5.25%, 1/1/09	102,580
300,000	Downington, PA, Area School District, General Obligation Unlimited, 5.50%, 2/1/10	314,313
500,000	Downington, PA, Area School District, General Obligation Unlimited, (FSA Insured): 5.25%, 4/1/14	527,050
500,000	4.90%, 4/1/16	519,655
390,000	Geisinger Authority, PA, Health System, Refunding, 5.00%, 8/15/08	395,897
400,000	Great Valley School District, Chester County PA, (FSA State Aid Withholding), 5.00%, 2/15/18	431,504
250,000	Harrisburg, PA Authority, Recovery Facilities Revenue, Series D-2, (FSA Insured), Mandatory Put 12/1/13 @ 100, 5.00%, 12/1/33	266,427
200,000	Harrisburg, PA, Parking Authority Revenue, Refunding, (FSA Insured), 5.50%, 5/15/11	213,550
100,000	Hopewell, PA, Area School District, General Obligation, (FSA Insured), Prerefunded 9/1/08 @ 100, 4.90%, 9/1/09	101,637
300,000	Indiana County, PA, Municipal Services Authority, Sewer Revenue, (AMBAC Insured), 4.00%, 10/1/09	300,345
630,000	Jim Thorpe, PA, Area School District, (FSA Insured), 5.00%, 3/15/18	675,688
25,000	Lancaster, PA, Area Sewer Authority, Revenue, Escrowed to Maturity, 6.00%, 4/1/12	26,271
250,000	Moon Area School District, PA, General Obligation Unlimited, (FSA State Aid Withholding), 5.00%, 11/15/17	270,775

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2007 — (Unaudited)

Face Amount		Value
MUNICIPAL BONDS[t] — (Continued)
	Pennsylvania — (Continued)
$425,000	Northampton County, PA, Higher Education Authority Revenue - Lehigh University, 5.25%, 11/15/09	$441,354
325,000	Northampton County, PA, Prerefunded 8/15/09 @ 100, 5.00%, 8/15/13	334,399
175,000	Northampton County, PA, Unrefunded Balance, 5.00%, 8/15/13	179,828
325,000	Northampton Township, PA, General Obligation Unlimited, (MBIA Insured), 4.60%, 11/15/10	327,889
265,000	Northampton, PA, Bucks County Municipal Authority, Sewer Revenue, Escrowed to Maturity, 6.20%, 11/1/13	283,084
225,000	Pennsylvania Housing Finance Agency, Residential Development Section 8-A, Revenue, 4.00%, 7/1/09	225,733
230,000	Pennsylvania Housing Finance Agency, Single Family Mortgage, Series 61B, Revenue, 5.20%, 10/1/14	233,372
500,000	Pennsylvania State Higher Educational Facilities Authority Revenue, University of Pennsylvania Health Services, Series A, (AMBAC Insured), 5.00%, 8/15/20	532,415
435,000	Pennsylvania State Higher Educational Facilities Authority Revenue, University of Pennsylvania Health Services, Series A, (MBIA Insured), 5.375%, 1/1/15	441,890
500,000	Pennsylvania State Higher Educational Facilities Authority Revenue, University of Pennsylvania, (AMBAC Insured), 5.00%, 8/15/10	519,785
400,000	Pennsylvania State Higher Educational Facilties Authority, Slippery Rock University Foundation, Series A, (XLCA Insured): 5.00%, 7/1/20	431,396
500,000	5.00%, 7/1/24	529,165
145,000	Pennsylvania State Turnpike Commission, Oil Franchise, Tax Revenue, Escrowed to Maturity, Series A, (AMBAC Insured): 5.25%, 12/1/13	149,772
60,000	5.25%, 12/1/14	61,975
85,000	Pennsylvania State Turnpike Commission, Oil Franchise, Tax Revenue, Prerefunded, Series A (AMBAC Insured): 5.25%, 12/1/13	87,904
30,000	5.25%, 12/1/14	31,025

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2007 — (Unaudited)

Face Amount		Value
MUNICIPAL BONDS[t] — (Continued)
	Pennsylvania — (Continued)
$250,000	Pennsylvania State Turnpike Commission, Oil Franchise, Tax Revenue, Refunded Balance, Series B, (AMBAC Insured), 5.00%, 12/1/17	$271,645
20,000	Pennsylvania State Turnpike Commission, Oil Franchise, Tax Revenue, Unrefunded Balance, Series A (AMBAC Insured): 5.25%, 12/1/13	20,652
10,000	5.25%, 12/1/14	10,326
250,000	Pennsylvania State University, College and University Revenues, Series A, Prerefunded 8/15/07 @ 100, (General Obligation of University), 5.00%, 8/15/13	255,835
250,000	Pennsylvania State University, Series B, 5.25%, 8/15/21	282,295
275,000	Pennsylvania State, General Obligation Unlimited, Refunding, (AMBAC Insured), 5.125%, 9/15/11	279,414
125,000	Pennsylvania State, Second Series, General Obligation Unlimited, 5.25%, 10/1/10	130,614
400,000	Philadelphia, PA, General Obligation Unlimited, (FSA Insured): 5.00%, 9/15/11	418,476
500,000	5.25%, 9/15/13	526,755
150,000	5.25%, 9/15/16	158,026
460,000	Philadelphia, PA, General Obligation Unlimited, Series A (XLCA Insured), 5.25%, 2/15/14	492,876
500,000	Philadelphia, PA, Municipal Authority Revenue, Refunding - Lease - Series A, (FSA Insured), 5.25%, 5/15/09	514,305
540,000	Philadelphia, PA, Municipal Authority Revenue, Refunding - Lease - Series B, (FSA Insured): 5.25%, 11/15/16	579,501
250,000	5.25%, 11/15/18	267,395
600,000	Pittsburgh, PA, Public Parking Authority Revenue, Series A, (FGIC Insured), 5.00%, 12/1/16	647,838
350,000	Pleasant Hills, PA, Authority Sewer Revenue, Refunding, (FGIC Insured), 5.00%, 9/1/12	355,722
185,000	Ringgold, PA, School District, Escrowed to Maturity, 6.20%, 1/15/13	197,730
250,000	Seneca Valley, PA, School District, Series A, General Obligation Unlimited, (FGIC Insured), 4.85%, 7/1/11	253,177

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2007 — (Unaudited)

Face Amount		Value
MUNICIPAL BONDS[t] — (Continued)
	Pennsylvania — (Continued)
$100,000	Shaler, PA, School District, General Obligation Unlimited, Series B, (FSA Insured), 4.50%, 9/1/10	$101,081
250,000	State Public School Building Authority, PA, School Revenue, Garnet Valley School District Project, (AMBAC Insured), Prerefunded to 2/1/11 @100, 5.25%, 2/1/12	263,447
500,000	Swarthmore Boro Authority, PA, College Revenue, 4.50%, 9/15/10	512,880
400,000	University of Pittsburgh, PA, Refunded Series B, Prerefunded 6/1/07 @ 100, (MBIA Insured), 5.50%, 6/1/09	408,548
125,000	Wallingford - Swarthmore, PA, School District, Series C, Prerefunded 5/15/07 @ 100, (FSA State Aid Withholding), 5.00%, 5/15/09	125,062
250,000	Wayne Highlands, PA, Area School District, General Obligation Unlimited, (FSA State Aid Withholding), 5.375%, 4/1/14	268,298
250,000	York, PA, General Authority Guaranteed Revenue, York City Recreation Corp., (AMBAC Insured), 5.50%, 5/1/15	266,188
	TOTAL MUNICIPAL BONDS (Cost $22,743,993)	$22,937,757

TOTAL INVESTMENTS (Cost $22,743,993)[1]	101.1%	$22,937,757
LIABILITIES IN EXCESS OF OTHER ASSETS	(1.1)	(249,942)
NET ASSETS	100.0%	$22,687,815

t  Percentages indicated are based on net assets.

[1]	Aggregate cost for federal tax purposes was $22,743,993.

Abbreviations:

AMBAC — American Municipal Bond Assurance Corporation

FGIC — Financial Guaranty Insurance Corporation

FSA — Financial Security Assurance

MBIA — Municipal Bond Investors Assurance

XLCA — XL Capital Assurance, Inc.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Muni Intermediate Portfolio
CREDIT QUALITY

On April 30, 2007, credit quality of the Portfolio was as follows (Unaudited):

	% of Net Assets	Value
MOODY'S CREDIT RATING:
Aaa	87.9%	$19,946,387
Aa	13.2	2,991,370
TOTAL MUNICIPAL BONDS	101.1%	$22,937,757
TOTAL INVESTMENTS	101.1%	$22,937,757

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

New Jersey Muni Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2007 — (Unaudited)

Face Amount		Value
MUNICIPAL BONDS[t] — 99.5%
	Delaware — 6.8%
$500,000	5.00%, 1/1/17	$538,190
500,000	5.00%, 1/1/19	533,740
		1,071,930
	New Jersey — 86.3%
200,000	Bergen County, NJ, Utilities Authority, Water Pollution Control Revenue, (FGIC Insured), Series A: 5.125%, 12/15/11	200,330
150,000	5.125%, 12/15/12	150,243
370,000	Brigantine, NJ, (MBIA Insured), 5.00%, 8/15/12	370,363
350,000	Burlington County, NJ, Bridge Commission Revenue, (County Guaranteed), 5.25%, 10/1/13	378,245
450,000	Casino Reinvestment Development Authority, New Jersey Hotel Room Fee Revenue, (AMBAC Insured), 5.25%, 1/1/18	495,027
150,000	Cherry Hill Township, NJ, General Obligation Unlimited, (FGIC Insured), Prerefunded 7/15/09 @ 100, 5.125%, 7/15/10	154,677
115,000	Delaware River Joint Toll Bridge Commission, Revenue, Series A, (MBIA Insured), 5.00%, 7/1/13	123,042
105,000	Delaware River Port Authority, Pennsylvania, New Jersey & Delaware River Bridges Revenue, Escrowed to Maturity: 5.625%, 1/15/09	107,021
145,000	6.00%, 1/15/10	150,720
85,000	6.50%, 1/15/11	90,013
440,000	Demarest, NJ, School District, (FSA Insured), 5.00%, 2/15/18	483,190
250,000	Hazlet Township, NJ, School District, General Obligation Unlimited, (FSA School Board Residual Fund Insured), 5.00%, 2/1/14	260,822
200,000	Hopewell Valley, NJ, Regional School District, General Obligation Unlimited, (FGIC School Board Residual Fund Insured), 5.00%, 8/15/12	207,726
250,000	Lenape, NJ, Regional School District, General Obligation Unlimited, (FGIC School Board Residual Fund Insured), 5.00%, 4/1/16	270,373

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

New Jersey Muni Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2007 — (Unaudited)

Face Amount		Value
MUNICIPAL BONDS[t] — (Continued)
	New Jersey — (Continued)
$235,000	Mantua Township, NJ, School District, General Obligation Unlimited, (MBIA Insured),
	5.00%, 3/1/13	$248,263
200,000	Maplewood Township, NJ, General Improvements, General Obligation Unlimited, (FSA Insured), 5.00%, 2/1/09	204,568
100,000	Mercer County, NJ, Improvement Authority, Revenue Refunding, Solid Waste, (County Guaranteed), Series 97, 5.20%, 9/15/08	102,056
145,000	Middlesex County, NJ, Improvement Authority, Revenue, (County Guaranteed), 5.45%, 9/15/11	145,911
250,000	Monmouth County, NJ, Improvement Authority, Revenue, (AMBAC Insured): 5.00%, 12/1/12	260,473
375,000	5.20%, 12/1/14	393,281
100,000	Monmouth County, NJ, Improvement Authority, Revenue, Series A, (AMBAC Muni Government Guaranteed), 5.25%, 12/1/16	109,344
80,000	Mount Holly, NJ, Municipal Utilities Authority, Sewer Revenue, Prerefunded, 12/1/08 @ 100, (MBIA Insured), 5.00%, 12/1/13	81,672
20,000	Mount Holly, NJ, Municipal Utilities Authority, Sewer Revenue, Unrefunded, (MBIA Insured), 5.00%, 12/1/13	20,390
500,000	New Jersey Building Authority, State Building Revenue, 5.00%, 6/15/13	510,660
360,000	New Jersey Economic Development Authority, Park Facilities Authority, Elizabeth Development Company, (AMBAC Insured), Series A, 5.00%, 10/15/16	393,509
450,000	New Jersey Economic Development Authority, School Facilities Construction, Series L, (AMBAC Insured), 5.00%, 3/1/18	482,117
300,000	New Jersey Economic Development Authority, School Facilities Construction, Series L, (FSA Insured), 5.25%, 3/1/12	320,226
500,000	New Jersey Sports & Exposition Authority Convention Center, Tobacco and Liquor Taxes, (MBIA Insured), Refunding, 5.125%, 9/1/14	515,555
250,000	New Jersey Sports & Exposition Authority State Contract, General Improvements, Series A, 5.00%, 3/1/10	258,390

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

New Jersey Muni Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2007 — (Unaudited)

Face Amount		Value
MUNICIPAL BONDS[t] — (Continued)
	New Jersey — (Continued)
$250,000	New Jersey Sports & Exposition Authority State Contract, Recreational Facilities Improvements, (AMBAC Insured), Series A, 5.00%, 3/1/17	$271,290
100,000	New Jersey State Economic Development Authority, Parking Facility Improvements, Elizabeth Development Project, Prerefunded 10/15/07 @ 100, (FGIC Insured), 5.20%, 10/15/08	102,180
200,000	New Jersey State Economic Development Authority, School Facilities Construction Revenue, (MBIA Insured), Series C, Prerefunded 6/15/12 @ 100, 5.00%, 6/15/16	212,316
500,000	New Jersey State Educational Facilities Authority, Higher Education Capacity Improvement Revenue Bonds, Series A (FSA Insured), 5.00%, 9/1/14	538,405
250,000	New Jersey State Educational Facilities Authority, Montclair State University, (AMBAC Insured), 5.00%, 7/1/19	270,115
500,000	New Jersey State Educational Facilities Authority, Montclair State University, (MBIA Insurer), Series J, 5.25%, 7/1/17	558,420
500,000	New Jersey State Educational Facilities Authority, Revenue, Higher Education Facilities Trust Fund, (FSA Insured), Series A, 5.00%, 9/1/16	540,755
100,000	New Jersey State Educational Facilities Authority, Revenue, Institutional Advanced Studies, Series F, 5.00%, 7/1/09	101,653
250,000	New Jersey State Educational Facilities Authority, Richard Stockton College, (AMBAC Insured), 5.00%, 7/1/17	270,248
200,000	New Jersey State Health Care Facilities Financing Authority, Revenue, Kennedy Health System Project, (MBIA Insured), Series A, 5.00%, 7/1/09	202,336
450,000	New Jersey State Housing & Mortgage Finance Agency, Multi-Family Housing Revenue, (FSA Insured), Series B: 5.55%, 11/1/09	464,832
250,000	5.75%, 11/1/11	260,720
250,000	New Jersey State Transportation Trust Fund Authority, Transit Revenue, Series A, (FGIC Insured), 5.00%, 6/15/17	270,555

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

New Jersey Muni Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2007 — (Unaudited)

Face Amount		Value
MUNICIPAL BONDS[t] — (Continued)
	New Jersey — (Continued)
$130,000	New Jersey State Transportation Trust Fund Authority, Transit Revenue, Series A, Prerefunded, 6/15/09 @ 100, 5.00%, 6/15/13	$133,498
70,000	New Jersey State Turnpike Authority, Turnpike Revenue, (MBIA Insured), Series A, 5.75%, 1/1/18	73,521
180,000	New Jersey State Turnpike Authority, Turnpike Revenue, (MBIA Insured), Series A, Prerefunded to 1/01/10 @ 100, 5.75%, 1/1/18	189,428
250,000	New Jersey State, Certificates of Participation, (AMBAC Insured), Escrowed to Maturity, 5.00%, 6/15/11	262,610
10,000	New Jersey State, Wastewater Treatment Trust Revenue, Series A, Unrefunded Balance, 5.25%, 9/1/13	10,047
200,000	Passaic County, NJ, General Obligation Unlimited, (FSA Insured), 5.25%, 6/1/15	213,026
100,000	Red Bank, NJ, Board of Education, General Obligation Unlimited, (School Board Residual Fund Insured), Prerefunded to 5/1/09 @ 100, 5.15%, 5/1/13	102,735
500,000	Union County, NJ, 5.00%, 3/1/17	524,405
300,000	Vineland, NJ, (MBIA Insured), 5.00%, 3/1/23	332,688
150,000	Warren Township, NJ, School District, General Obligation Unlimited, (School Board Residual Fund Insured), 5.35%, 3/15/10	156,810
		13,550,800
	Puerto Rico — 3.4%
500,000	Puerto Rico Municipal Finance Agency, (FSA Insured), Series A, 5.25%, 8/1/18	535,920

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

New Jersey Muni Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2007 — (Unaudited)

Face Amount		Value
MUNICIPAL BONDS[t] — (Continued)
	Pennsylvania — 3.0%
$435,000	Delaware River Joint Toll Bridge Commission Revenue, (MBIA Insured), 5.25%, 7/1/16	$469,996
	TOTAL MUNICIPAL BONDS (Cost $15,481,884)	15,628,646

TOTAL INVESTMENTS (Cost $15,481,884)[1]	99.5%	$15,628,646
OTHER ASSETS IN EXCESS OF LIABILITIES	0.5	80,856
NET ASSETS	100.0%	$15,709,502

t  Percentages indicated are based on net assets.

1  Aggregate cost for federal tax purposes was $15,482,159.

Abbreviations:

AMBAC — American Municipal Bond Assurance Corporation

FGIC — Financial Guaranty Insurance Corporation

FSA — Financial Security Assurance

MBIA — Municipal Bond Investors Assurance

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

New Jersey Muni Portfolio
CREDIT QUALITY

On April 30, 2007, credit quality of the Portfolio was as follows (Unaudited):

	% of Net Assets	Value
MOODY'S CREDIT RATING:
Aaa	84.8%	$13,315,936
Aa	9.0	1,410,162
A	5.7	902,548
TOTAL MUNICIPAL BONDS	99.5%	$15,628,646
TOTAL INVESTMENTS	99.5%	$15,628,646

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

Notes to Financial Statements (Unaudited)

1. Organization and Significant Accounting Policies

The Glenmede Portfolios (the "Fund") is an investment company that was organized as a Massachusetts business trust on March 3, 1992, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. As of April 30, 2007, the Fund offered shares of two Sub-Trusts, the Muni Intermediate Portfolio and the New Jersey Muni Portfolio (each, a "Portfolio" and collectively, the "Portfolios"). Each Portfolio is classified as non-diversified.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by each Portfolio in the preparation of its financial statements.

Valuation of Securities: Municipal obligations for which market quotations are readily available are valued at the most recent quoted bid price provided by investment dealers, provided that municipal obligations may be valued on the basis of prices provided by a pricing service when such prices are determined by the investment advisor to reflect the fair market value of such municipal obligations. When market quotations are not readily available or events occur that make established valuation methods unreliable, municipal obligations are valued in a manner which is intended to reflect their fair value as determined in accordance with procedures approved by of the Board of Trustees of the Fund (the "Board"). Debt obligations with remaining maturities of 60 days or less are valued on the basis of amortized cost.

Securities Transactions and Investment Income: Securities transactions are recorded as of the trade date. Realized gains and losses on investments sold are computed on the basis of identified cost. Interest income is recorded on the accrual basis and includes amortization of premiums and accretion of discounts when appropriate.

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Interest income is accrued based on the terms of the security. Each Portfolio segregates assets with a current value at least equal to the amount of its when-issued purchase commitments. When-issued purchase commitments involve a risk of loss if the value of the security to be purchased declines prior to settlement date, or if the counterparty does not perform under the contract.

Dividends and Distributions to Shareholders: Dividends from net investment income, if any, are declared and paid monthly. The Portfolios distribute any net realized capital gains on an annual basis. Additional distributions of net investment income and capital gains for each Portfolio may be made at the discretion of the Board in order to avoid a nondeductible excise tax under Section 498 of the Internal Revenue Code, as amended.

THE GLENMEDE PORTFOLIOS

Notes to Financial Statements (Unaudited) — (Continued)

Income and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments of income and gains on various investment securities held by each Portfolio, timing differences and differing characterization of distributions made by each Portfolio.

Federal Income Taxes: Each Portfolio intends to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code, applicable to regulated investment companies, and by distributing substantially all of its tax-exempt (and taxable, if any) income to its shareholders. Therefore, no federal income tax provision is required. Income distributions and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for amortized premiums, expired net capital loss carryforwards, discounts and net operating losses. Net investment income/(loss), net realized capital gains/(losses) and net assets are not affected. The calculation of net investment income/(loss) per share in the financial highlights tables excludes such adjustments.

As of October 31, 2006, the tax year end of the Fund, the following Portfolios had available capital loss carryforwards to be utilized in the current period to offset future net capital gains through the indicated expiration dates as follows:

	Expiring October 31,
Portfolio	2013	2014
Muni Intermediate Portfolio	$2,521	$52,696
New Jersey Muni Portfolio	—	1,321

As of October 31, 2006, the tax year end of the Fund, the components of distributable earnings on a tax basis were as follows:

Portfolio	Undistributed Tax-Exempt Income	Undistributed Ordinary Income	Undistributed Long-Term Gains	Total Distributable Earnings
Muni Intermediate Portfolio	$69,027	$—	$—	$280,523
New Jersey Muni Portfolio	55,309	—	—	319,266

Total Distributable Earnings are additionally comprised of Net Unrealized Appreciation/(Depreciation) and Capital Loss Carryforwards, which are shown elsewhere in the Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

Notes to Financial Statements (Unaudited) — (Continued)

As of October 31,2006, the tax characterization of distributions paid during the year was equal to the book characterization of distributions paid for the Portfolios, with the following exception:

Portfolio	Ordinary Tax Exempt	Long-Term Income	Gains
New Jersey Muni Portfolio	$625,602	$15	$—

2. Investment Advisory Fee, Administration Fee and Other Related Party Transactions

Since January 1, 2007, Glenmede Investment Management LP (the "Advisor"), a wholly-owned subsidiary of The Glenmede Trust Company, N.A. ("Glenmede Trust"), has served as investment advisor to the Muni Intermediate and New Jersey Muni Portfolios, pursuant to an investment management agreement with the Fund. Under this agreement, the Advisor manages the Portfolios, subject to the general supervision of the Board. Prior thereto, investment advisory services were provided by Glenmede Trust's wholly-owned subsidiary, Glenmede Advisers, Inc.

Muni Intermediate and New Jersey Muni Portfolios do not pay a management fee for advisory services. Glenmede Trust charges a fee directly to its clients, the investors in the Portfolios are the clients of Glenmede Trust, for fiduciary, trust and /or advisory services. The actual annual fees charged vary dependent on a number of factors, including the particular services provided to the client and are generally 1.25% or less of the clients' assets under management.

The Muni Intermediate and New Jersey Muni Portfolios each pay Glenmede Trust shareholder servicing fees at the annual rate of 0.15% of such Portfolio's average daily net assets.

Investors Bank & Trust Company ("IBT") serves as administrator, transfer agent, dividend-paying agent and custodian with respect to the Fund. The Fund pays IBT a fee based on the combined aggregate average daily net assets of the Portfolios and the Glenmede Fund, Inc., a registered investment company. The fee is computed daily and paid monthly. IBT is also paid an annual fee plus out-of-pocket expenses for the provision of personnel and services related to the Fund's compliance program. The Fund's Chief Compliance Officer holds the position of Senior Director at IBT.

Quasar Distributors, LLC serves as distributor of the Portfolios' shares. The distributor receives no fees in connection with distribution services provided to the Fund.

The Fund pays each Board member an annual fee of $1,000 and out-of-pocket expenses incurred in attending Board meetings.

Expenses for the period ended April 30, 2007, include legal fees paid to Drinker Biddle & Reath LLP. A partner of the law firm is Secretary of the Fund.

THE GLENMEDE PORTFOLIOS

Notes to Financial Statements (Unaudited) — (Continued)

3. Purchases and Sales of Securities

For the period ended April 30, 2007, cost of purchases and proceeds from sales of investment securities other than US government securities and short-term securities were:

Portfolio	Purchases	Sales
Muni Intermediate Portfolio	$1,790,488	$844,450
New Jersey Muni Portfolio	2,249,603	3,081,358

As of April 30, 2007, aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value were as follows:

Portfolio	Appreciation	Depreciation	Net
Muni Intermediate Portfolio	$273,428	$79,664	$193,764
New Jersey Muni Portfolio	189,241	42,754	146,487

4. Shares of Beneficial Interest

As of April 30, 2007, Glenmede Trust, on behalf of its clients, holds of record and has voting and/or investment authority over substantially all of the Portfolios' outstanding shares. The Fund may issue an unlimited number of shares of beneficial interest with a $.001 par value. Changes in shares of beneficial interest outstanding were as follows:

	Period Ended 4/30/2007		Year Ended 10/31/06
	Shares	Amount	Shares	Amount
Muni Intermediate Portfolio:
Sold	192,940	$1,997,000	442,992	$4,578,898
Redeemed	(159,749)	(1,651,996)	(286,271)	(2,947,440)
Net increase	33,191	$345,004	156,721	$1,631,458
New Jersey Muni Portfolio:
Sold	152,141	$1,551,000	215,319	$2,196,501
Redeemed	(253,464)	(2,586,982)	(191,625)	(1,956,090)
Net increase (decrease)	(101,323)	$(1,035,982)	23,694	$240,411

5. Concentration of Credit

The Muni Intermediate Portfolio and New Jersey Muni Portfolio primarily invest in debt obligations issued by the Commonwealth of Pennsylvania and the State of New Jersey, respectively, and their political subdivisions, agencies, instrumentalities and authorities to obtain funds for various purposes. Each Portfolio is more susceptible to factors adversely affecting issuers of the respective region that the Portfolio invests in than is a municipal bond fund that is not concentrated in these issuers to the same extent.

THE GLENMEDE PORTFOLIOS

Notes to Financial Statements (Unaudited) — (Concluded)

6. Recently Issued Accounting Pronouncements

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, ("FIN 48") "Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement No. 109". FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes." This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006. The Fund is currently evaluating the impact of applying the various provisions of FIN 48.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS No. 157). SFAS No. 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. SFAS No. 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of SFAS No. 157 will have on the Fund's financial statement disclosures.

In February 2007, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities - including an amendment of FASB Statement No. 115." SFAS No. 159 permits entities to elect to measure certain financial assets and liabilities at fair value. Unrealized gains and losses on items for which the fair value option has been elected will be reported in earnings at each subsequent reporting date. SFAS No. 159 is effective as of the beginning of the first fiscal year that begins after November 15, 2007. Management is currently evaluating the impact the adoption of SFAS No. 159 will have on the Fund's financial statements.

THE GLENMEDE FUND, INC.

THE GLENMEDE PORTFOLIOS

(Unaudited)

Proxy Voting

A description of the policies and procedures that the Funds' investment advisors and sub-advisor use to vote proxies relating to the Funds' portfolio securities is available, without charge, upon request, by calling 1-800-442-8299, and on the Securities and Exchange Commission's (the "SEC") website at http://www.sec/gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available, without charge, upon request, by calling 1-800-442-8299, and on the SEC's website at http://www.sec.gov.

Quarterly Portfolio Holdings

The Funds file their complete schedule of portfolio holdings of each Portfolio with the SEC for the first and third quarter of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

THE GLENMEDE FUND, INC.

THE GLENMEDE PORTFOLIOS

Privacy Notice

The Glenmede Fund, Inc. and The Glenmede Portfolios (each the "Company") are committed to protecting the security and confidentiality of the personal information of our shareholders. We provide you with this notice to inform you about our practices with respect to personal information.

We collect nonpublic personal information about you from the following sources:

•  Information we receive from you on applications or other forms; and

•  Information about your transactions with us or others;

•  Information received from you in written, telephonic or electronic communications with us, or affiliates or others.

We may share all of the nonpublic personal information that we collect (as described above) with our affiliated providers of financial services, such as The Glenmede Trust Company and its affiliated banking and insurance companies, and with companies that perform marketing services on our behalf. We are permitted by law to disclose nonpublic personal information about you to other third parties in certain circumstances. For example, we may disclose nonpublic personal information about you to affiliated and nonaffiliated third parties to assist us in servicing your account with us and to government entities.

If you decide to close your account(s) or become an inactive customer, we will adhere to the privacy policies and practices as described in this notice.

We restrict access to your personal and account information to those employees who need to know that information to provide products or services to you. We maintain physical, electronic, and procedural safeguards to guard your nonpublic personal information. If you have any questions about our privacy policies, please call 1-800-442-8299.

The report is submitted for the general information of the shareholders of The Glenmede Fund, Inc. and The Glenmede Portfolios. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective prospectus for the Funds, which contain information concerning the Fund's investment policies and expenses as well as other pertinent information.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

The Registrant’s full schedules of investments are included as part of the report to shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Investment Management Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s Board of Directors.

Item 11. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))), are effective based on the evaluation of Registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))), that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certification of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule
30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 as required by Rule 30a-2(b), under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)), Rule 15d-14(b) under the Securities Exchange Act of 1934 (17 CFR 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) is attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	THE GLENMEDE FUND, INC.

By (Signature and Title)	/s/ Mary Ann B. Wirts
Mary Ann B. Wirts
President and Treasurer
(Principal Executive Officer and Principal Financial Officer)
Date	7/2/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the Registrant and in the capacities and on the date indicated.

By (Signature and Title)	/s/ Mary Ann B. Wirts
Mary Ann B. Wirts
President and Treasurer
(Principal Executive Officer and Principal Financial Officer)
Date	7/2/07